First Allmerica Financial Life Insurance Company

Separate Account VA-K

Financial Statements

December 31, 2024

First Allmerica Financial Life Insurance Company

Separate Account VA-K

Financial Statements

December 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

First Allmerica Financial Life Insurance Company and

Contract Owners of Separate Account VA-K

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the underlying funds, which had net assets as of or during the year ended December 31, 2024, listed in Note 1 to the financial statements (the “Sub-Accounts”) of Separate Account VA-K (the “Separate Account”) of First Allmerica Financial Life Insurance Company as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, except for the Sub-Accounts included in the table below; the related statements of operations, statements of changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts comprising the Separate Account as of December 31, 2024, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the four years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Sub-Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Delaware VIP International Series - Standard Class	For the period from January 1, 2024 through April 26, 2024	For the period from January 1, 2024 through April 26, 2024, and for the year ended December 31, 2023	For the period from January 1, 2024 through April 26, 2024, and for each of the three years ended in the period ended December 31, 2023
Macquarie VIP International Core Equity Series – Standard Class	For the period from April 26, 2024 through December 31, 2024	For the period from April 26, 2024 through December 31, 2024	For the period from April 26, 2024 through December 31, 2024
Invesco V.I. Conservative Balanced Fund - Series II	For the period from January 1, 2024 through April 26, 2024	For the period from January 1, 2024 through April 26, 2024, and for the year ended December 31, 2023	For the period from January 1, 2024 through April 26, 2024, and for each of the three years in the period ended December 31, 2023
Invesco V.I. Equity and Income Fund - Series II Shares	For the period from April 26, 2024 through December 31, 2024	For the period from April 26, 2024 through December 31, 2024	For the period from April 26, 2024 through December 31, 2024
LVIP BlackRock Global Allocation Fund - Standard Class	For the year ended December 31, 2024	For the two years ended December 31, 2024	For each of the three years in the period ended December 31, 2024

SA-1

The financial highlights for the year ended December 31, 2020 were audited by other auditors whose report, dated April 6, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with each Sub-Account’s fund manager. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

April 14, 2025

We have served as the auditor of one or more separate accounts of First Allmerica Financial Life Insurance Company since 2021.

SA-2

Separate Account VA-K

Statements of Net Assets

December 31, 2024

	AB VPS Discovery Value Portfolio	AB VPS Large Cap Growth Portfolio	AB VPS Relative Value Portfolio	AB VPS Sustainable Global Thematic Portfolio	Alger Capital Appreciation Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$357,373	$542,722	$950,322	$-	$-
Net assets	$357,373	$542,722	$950,322	$-	$-

Net assets by category:
Accumulation reserves	$357,373	$542,722	$950,322	$-	$-
Payout reserves	-	-	-	-	-
Net assets	$357,373	$542,722	$950,322	$-	$-

Units outstanding, December 31, 2024	75,043	141,625	241,558	-	-

Investments in shares of the Underlying Funds, at cost	$328,108	$392,454	$794,540	$-	$-
Underlying Fund shares held	19,832	6,808	30,785	-	-

The accompanying notes are an integral part of these financial statements.

SA-3

Separate Account VA-K

Statements of Net Assets

December 31, 2024

	Alger Mid Cap Growth Portfolio	Delaware VIP International Series (b)	DWS Capital Growth VIP	DWS CROCI® U.S. VIP	Eaton Vance VT Floating-Rate Income Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$-	$-	$211,666	$155,358	$39,487
Net assets	$-	$-	$211,666	$155,358	$39,487

Net assets by category:
Accumulation reserves	$-	$-	$211,666	$155,358	$39,487
Payout reserves	-	-	-	-	-
Net assets	$-	$-	$211,666	$155,358	$39,487

Units outstanding, December 31, 2024	-	-	77,101	60,970	24,182

Investments in shares of the Underlying Funds, at cost	$-	$-	$135,414	$112,693	$40,315
Underlying Fund shares held	-	-	4,814	8,593	4,586

(b) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SA-4

Separate Account VA-K

Statements of Net Assets

December 31, 2024

	Fidelity VIP Asset Manager℠ Portfolio	Fidelity VIP Contrafund® Portfolio	Fidelity VIP Equity-Income Portfolio	Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Growth Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$405,668	$1,584,193	$3,390,726	$183,293	$7,876,176
Net assets	$405,668	$1,584,193	$3,390,726	$183,293	$7,876,176

Net assets by category:
Accumulation reserves	$405,668	$1,584,193	$3,390,726	$183,293	$7,876,176
Payout reserves	-	-	-	-	-
Net assets	$405,668	$1,584,193	$3,390,726	$183,293	$7,876,176

Units outstanding, December 31, 2024	93,269	219,849	377,933	28,978	447,532

Investments in shares of the Underlying Funds, at cost	$375,902	$1,029,866	$2,916,483	$158,362	$5,737,832
Underlying Fund shares held	24,661	28,544	127,519	2,281	81,248

The accompanying notes are an integral part of these financial statements.

SA-5

Separate Account VA-K

Statements of Net Assets

December 31, 2024

	Fidelity VIP High Income Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Overseas Portfolio	Fidelity VIP Value Strategies Portfolio	FT VIP Franklin Growth and Income VIP Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$666,881	$521,983	$888,413	$116,299	$189,101
Net assets	$666,881	$521,983	$888,413	$116,299	$189,101

Net assets by category:
Accumulation reserves	$666,881	$521,983	$888,413	$116,299	$189,101
Payout reserves	-	-	-	-	-
Net assets	$666,881	$521,983	$888,413	$116,299	$189,101

Units outstanding, December 31, 2024	226,745	84,738	259,635	25,152	49,080

Investments in shares of the Underlying Funds, at cost	$746,075	$480,818	$693,582	$105,449	$228,827
Underlying Fund shares held	141,288	14,712	34,881	7,393	26,522

The accompanying notes are an integral part of these financial statements.

SA-6

Separate Account VA-K

Statements of Net Assets

December 31, 2024

	FT VIP Franklin Large Cap Growth VIP Fund	FT VIP Franklin Mutual Shares VIP Fund	FT VIP Franklin Small-Mid Cap Growth VIP Fund	FT VIP Templeton Foreign VIP Fund	FT VIP Templeton Growth VIP Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$2,580	$161,153	$504,548	$72,145	$-
Net assets	$2,580	$161,153	$504,548	$72,145	$-

Net assets by category:
Accumulation reserves	$2,580	$161,153	$504,548	$72,145	$-
Payout reserves	-	-	-	-	-
Net assets	$2,580	$161,153	$504,548	$72,145	$-

Units outstanding, December 31, 2024	530	56,620	177,996	40,949	-

Investments in shares of the Underlying Funds, at cost	$2,192	$166,962	$544,353	$72,662	$-
Underlying Fund shares held	124	9,832	34,114	5,243	-

The accompanying notes are an integral part of these financial statements.

SA-7

Separate Account VA-K

Statements of Net Assets

December 31, 2024

	Goldman Sachs VIT Core Fixed Income Fund	Goldman Sachs VIT Government Money Market Fund	Goldman Sachs VIT International Equity Insights Fund	Goldman Sachs VIT Mid Cap Growth Fund	Goldman Sachs VIT Mid Cap Value Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$508,281	$5,799,101	$790,027	$1,728,661	$2,094,859
Net assets	$508,281	$5,799,101	$790,027	$1,728,661	$2,094,859

Net assets by category:
Accumulation reserves	$508,281	$5,547,643	$790,027	$1,728,661	$2,094,859
Payout reserves	-	251,458	-	-	-
Net assets	$508,281	$5,799,101	$790,027	$1,728,661	$2,094,859

Units outstanding, December 31, 2024	236,278	4,510,646	314,281	108,523	187,593

Investments in shares of the Underlying Funds, at cost	$559,995	$5,799,101	$793,717	$2,183,076	$1,994,142
Underlying Fund shares held	54,072	5,799,101	89,370	157,008	122,506

The accompanying notes are an integral part of these financial statements.

SA-8

Separate Account VA-K

Statements of Net Assets

December 31, 2024

	Goldman Sachs VIT Strategic Growth Fund	Goldman Sachs VIT U.S. Equity Insights Fund	Invesco V.I. American Franchise Fund	Invesco V.I. American Value Fund	Invesco V.I. Capital Appreciation Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$5,481,699	$3,108,678	$238,840	$146,480	$85,873
Net assets	$5,481,699	$3,108,678	$238,840	$146,480	$85,873

Net assets by category:
Accumulation reserves	$5,481,699	$2,919,763	$238,840	$146,480	$85,873
Payout reserves	-	188,915	-	-	-
Net assets	$5,481,699	$3,108,678	$238,840	$146,480	$85,873

Units outstanding, December 31, 2024	443,484	319,069	60,152	10,009	17,402

Investments in shares of the Underlying Funds, at cost	$4,357,363	$2,538,044	$151,744	$139,982	$60,832
Underlying Fund shares held	361,351	141,949	3,003	8,452	1,437

The accompanying notes are an integral part of these financial statements.

SA-9

Separate Account VA-K

Statements of Net Assets

December 31, 2024

	Invesco V.I. Conservative Balanced Fund (b)	Invesco V.I. Core Equity Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Equity and Income Fund (c)	Invesco V.I. EQV International Equity Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$-	$166,119	$10,642	$5,981	$-
Net assets	$-	$166,119	$10,642	$5,981	$-

Net assets by category:
Accumulation reserves	$-	$166,119	$10,642	$5,981	$-
Payout reserves	-	-	-	-	-
Net assets	$-	$166,119	$10,642	$5,981	$-

Units outstanding, December 31, 2024	-	65,416	673	564	-

Investments in shares of the Underlying Funds, at cost	$-	$145,319	$9,170	$5,902	$-
Underlying Fund shares held	-	4,941	159	345	-

(b) Merger. See Note 1.
(c) Investment addition. See Note 1.

The accompanying notes are an integral part of these financial statements.

SA-10

Separate Account VA-K

Statements of Net Assets

December 31, 2024

	Invesco V.I. Global Fund	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Health Care Fund	Invesco V.I. Main Street Fund®	Janus Henderson Research Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$270,622	$34,450	$282,985	$79,483	$503,575
Net assets	$270,622	$34,450	$282,985	$79,483	$503,575

Net assets by category:
Accumulation reserves	$270,622	$34,450	$282,985	$79,483	$503,575
Payout reserves	-	-	-	-	-
Net assets	$270,622	$34,450	$282,985	$79,483	$503,575

Units outstanding, December 31, 2024	58,385	84,133	91,037	17,975	144,168

Investments in shares of the Underlying Funds, at cost	$229,237	$40,904	$271,158	$83,894	$273,284
Underlying Fund shares held	7,000	7,794	10,485	4,012	8,922

The accompanying notes are an integral part of these financial statements.

SA-11

Separate Account VA-K

Statements of Net Assets

December 31, 2024

	LVIP BlackRock Global Allocation Fund	LVIP Macquarie Limited Term Diversified Income Fund (a)	LVIP Macquarie U.S. REIT Fund (a)	LVIP Macquarie Value Fund (a)	LVIP Macquarie High Yield Fund (a)
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$53,095	$13,808	$6,367	$370,775	$74,838
Net assets	$53,095	$13,808	$6,367	$370,775	$74,838

Net assets by category:
Accumulation reserves	$53,095	$13,808	$6,367	$370,775	$74,838
Payout reserves	-	-	-	-	-
Net assets	$53,095	$13,808	$6,367	$370,775	$74,838

Units outstanding, December 31, 2024	4,515	6,803	1,107	45,733	22,077

Investments in shares of the Underlying Funds, at cost	$48,101	$14,387	$5,923	$337,944	$90,737
Underlying Fund shares held	4,375	1,483	463	14,506	17,726

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SA-12

Separate Account VA-K

Statements of Net Assets

December 31, 2024

	LVIP Macquarie SMID Cap Core Fund Service Class (a)	LVIP Macquarie SMID Cap Core Fund Standard Class (a)	LVIP Macquarie U.S. Growth Fund (a)	Macquarie VIP Emerging Markets Series (a)	Macquarie VIP International Core Equity Series (c)
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$185,945	$411,000	$22,741	$-	$393,866
Net assets	$185,945	$411,000	$22,741	$-	$393,866

Net assets by category:
Accumulation reserves	$185,945	$411,000	$22,741	$-	$393,866
Payout reserves	-	-	-	-	-
Net assets	$185,945	$411,000	$22,741	$-	$393,866

Units outstanding, December 31, 2024	47,356	30,011	4,615	-	39,938

Investments in shares of the Underlying Funds, at cost	$157,893	$339,045	$17,012	$-	$401,403
Underlying Fund shares held	7,426	14,777	1,742	-	23,799

(a) Name change. See Note 1.
(c) Investment addition. See Note 1.

The accompanying notes are an integral part of these financial statements.

SA-13

Separate Account VA-K

Statements of Net Assets

December 31, 2024

	Macquarie VIP Small Cap Value Series (a)	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series	MFS® Utilities Series
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$139,212	$105,753	$55,256	$322,311	$80,143
Net assets	$139,212	$105,753	$55,256	$322,311	$80,143

Net assets by category:
Accumulation reserves	$139,212	$105,753	$55,256	$322,311	$80,143
Payout reserves	-	-	-	-	-
Net assets	$139,212	$105,753	$55,256	$322,311	$80,143

Units outstanding, December 31, 2024	11,234	26,877	13,330	119,271	14,044

Investments in shares of the Underlying Funds, at cost	$101,918	$114,819	$81,364	$304,113	$67,828
Underlying Fund shares held	3,439	13,455	5,140	14,236	2,398

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SA-14

Separate Account VA-K

Statements of Net Assets

December 31, 2024

T. Rowe Price International Stock Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$420,580
Net assets	$420,580

Net assets by category:
Accumulation reserves	$420,580
Payout reserves	-
Net assets	$420,580

Units outstanding, December 31, 2024	157,708

Investments in shares of the Underlying Funds, at cost	$395,669
Underlying Fund shares held	28,114

The accompanying notes are an integral part of these financial statements.

SA-15

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2024

	AB VPS Discovery Value Portfolio	AB VPS Large Cap Growth Portfolio	AB VPS Relative Value Portfolio	AB VPS Sustainable Global Thematic Portfolio	Alger Capital Appreciation Portfolio
INVESTMENT INCOME:
Dividends	$2,233	$-	$12,850	$-	$-

EXPENSES:
Mortality and expense risk fees	4,402	6,442	12,864	26	257
Other expenses	704	1,026	2,051	3	30
Total expenses	5,106	7,468	14,915	29	287

Net investment income (loss)	(2,873)	(7,468)	(2,065)	(29)	(287)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	17,598	23,731	36,156	-	-
Net realized gain (loss) from sales of investments	1,944	35,268	31,603	1,564	10,472
Net realized gain (loss)	19,542	58,999	67,759	1,564	10,472
Change in unrealized gain (loss)	10,560	50,001	44,035	(1,377)	(2,209)
Net realized and unrealized gain (loss)	30,102	109,000	111,794	187	8,263
Net increase (decrease) in net assets from operations	$27,229	$101,532	$109,729	$158	$7,976

The accompanying notes are an integral part of these financial statements.

SA-16

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2024

	Alger Mid Cap Growth Portfolio	Delaware VIP International Series (b)	DWS Capital Growth VIP	DWS CROCI® U.S. VIP	Eaton Vance VT Floating-Rate Income Fund
INVESTMENT INCOME:
Dividends	$-	$8,863	$368	$2,311	$2,589

EXPENSES:
Mortality and expense risk fees	22	1,743	2,496	1,975	420
Other expenses	2	270	399	316	67
Total expenses	24	2,013	2,895	2,291	487

Net investment income (loss)	(24)	6,850	(2,527)	20	2,102

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	-	-	14,857	-	-
Net realized gain (loss) from sales of investments	(1,095)	(39,684)	4,341	4,189	(934)
Net realized gain (loss)	(1,095)	(39,684)	19,198	4,189	(934)
Change in unrealized gain (loss)	1,662	42,645	25,913	18,887	772
Net realized and unrealized gain (loss)	567	2,961	45,111	23,076	(162)
Net increase (decrease) in net assets from operations	$543	$9,811	$42,584	$23,096	$1,940

(b) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SA-17

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2024

	Fidelity VIP Asset Manager℠ Portfolio	Fidelity VIP Contrafund® Portfolio	Fidelity VIP Equity-Income Portfolio	Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Growth Portfolio
INVESTMENT INCOME:
Dividends	$9,916	$465	$59,417	$-	$66

EXPENSES:
Mortality and expense risk fees	5,766	18,387	44,078	5,180	96,418
Other expenses	923	2,942	7,052	829	15,427
Total expenses	6,689	21,329	51,130	6,009	111,845

Net investment income (loss)	3,227	(20,864)	8,287	(6,009)	(111,779)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	2,852	182,975	195,075	-	1,659,116
Net realized gain (loss) from sales of investments	9,147	29,241	83,367	32,106	382,678
Net realized gain (loss)	11,999	212,216	278,442	32,106	2,041,794
Change in unrealized gain (loss)	16,947	188,516	158,193	129,075	(71,429)
Net realized and unrealized gain (loss)	28,946	400,732	436,635	161,181	1,970,365
Net increase (decrease) in net assets from operations	$32,173	$379,868	$444,922	$155,172	$1,858,586

The accompanying notes are an integral part of these financial statements.

SA-18

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2024

	Fidelity VIP High Income Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Overseas Portfolio	Fidelity VIP Value Strategies Portfolio	FT VIP Franklin Growth and Income VIP Fund
INVESTMENT INCOME:
Dividends	$39,522	$1,768	$15,253	$825	$4,166

EXPENSES:
Mortality and expense risk fees	8,527	6,549	12,151	1,373	2,329
Other expenses	1,364	1,048	1,944	220	373
Total expenses	9,891	7,597	14,095	1,593	2,702

Net investment income (loss)	29,631	(5,829)	1,158	(768)	1,464

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	-	68,864	41,879	14,790	3,547
Net realized gain (loss) from sales of investments	(10,048)	7,689	31,884	3,695	(4,657)
Net realized gain (loss)	(10,048)	76,553	73,763	18,485	(1,110)
Change in unrealized gain (loss)	28,332	3,125	(38,943)	(10,155)	26,795
Net realized and unrealized gain (loss)	18,284	79,678	34,820	8,330	25,685
Net increase (decrease) in net assets from operations	$47,915	$73,849	$35,978	$7,562	$27,149

The accompanying notes are an integral part of these financial statements.

SA-19

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2024

	FT VIP Franklin Large Cap Growth VIP Fund	FT VIP Franklin Mutual Shares VIP Fund	FT VIP Franklin Small-Mid Cap Growth VIP Fund	FT VIP Templeton Foreign VIP Fund	FT VIP Templeton Growth VIP Fund
INVESTMENT INCOME:
Dividends	$-	$3,165	$-	$1,584	$59

EXPENSES:
Mortality and expense risk fees	30	2,071	6,158	832	61
Other expenses	5	324	985	130	7
Total expenses	35	2,395	7,143	962	68

Net investment income (loss)	(35)	770	(7,143)	622	(9)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	262	3,290	-	-	20
Net realized gain (loss) from sales of investments	5	(835)	(2,206)	1,452	1,058
Net realized gain (loss)	267	2,455	(2,206)	1,452	1,078
Change in unrealized gain (loss)	276	11,874	53,401	(3,777)	(604)
Net realized and unrealized gain (loss)	543	14,329	51,195	(2,325)	474
Net increase (decrease) in net assets from operations	$508	$15,099	$44,052	$(1,703)	$465

The accompanying notes are an integral part of these financial statements.

SA-20

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2024

	Goldman Sachs VIT Core Fixed Income Fund	Goldman Sachs VIT Government Money Market Fund	Goldman Sachs VIT International Equity Insights Fund	Goldman Sachs VIT Mid Cap Growth Fund	Goldman Sachs VIT Mid Cap Value Fund
INVESTMENT INCOME:
Dividends	$20,418	$287,791	$22,762	$-	$15,283

EXPENSES:
Mortality and expense risk fees	6,980	76,124	10,703	21,161	27,108
Other expenses	1,117	12,121	1,712	3,386	4,337
Total expenses	8,097	88,245	12,415	24,547	31,445

Net investment income (loss)	12,321	199,546	10,347	(24,547)	(16,162)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	-	-	29,171	195,703	118,217
Net realized gain (loss) from sales of investments	(11,448)	-	5,883	(74,970)	18,687
Net realized gain (loss)	(11,448)	-	35,054	120,733	136,904
Change in unrealized gain (loss)	(4,633)	-	(8,287)	184,010	92,936
Net realized and unrealized gain (loss)	(16,081)	-	26,767	304,743	229,840
Net increase (decrease) in net assets from operations	$(3,760)	$199,546	$37,114	$280,196	$213,678

The accompanying notes are an integral part of these financial statements.

SA-21

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2024

	Goldman Sachs VIT Strategic Growth Fund	Goldman Sachs VIT U.S. Equity Insights Fund	Invesco V.I. American Franchise Fund	Invesco V.I. American Value Fund	Invesco V.I. Capital Appreciation Fund
INVESTMENT INCOME:
Dividends	$-	$12,561	$-	$1,069	$-

EXPENSES:
Mortality and expense risk fees	62,771	37,731	2,742	1,695	987
Other expenses	10,043	6,037	431	271	158
Total expenses	72,814	43,768	3,173	1,966	1,145

Net investment income (loss)	(72,814)	(31,207)	(3,173)	(897)	(1,145)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	407,030	411,088	-	3,204	-
Net realized gain (loss) from sales of investments	74,310	88,103	2,675	(281)	399
Net realized gain (loss)	481,340	499,191	2,675	2,923	399
Change in unrealized gain (loss)	903,826	219,563	60,614	31,189	21,628
Net realized and unrealized gain (loss)	1,385,166	718,754	63,289	34,112	22,027
Net increase (decrease) in net assets from operations	$1,312,352	$687,547	$60,116	$33,215	$20,882

The accompanying notes are an integral part of these financial statements.

SA-22

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2024

	Invesco V.I. Conservative Balanced Fund (b)	Invesco V.I. Core Equity Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Equity and Income Fund (c)	Invesco V.I. EQV International Equity Fund
INVESTMENT INCOME:
Dividends	$136	$1,262	$-	$93	$-

EXPENSES:
Mortality and expense risk fees	23	2,268	188	50	44
Other expenses	4	363	30	8	5
Total expenses	27	2,631	218	58	49

Net investment income (loss)	109	(1,369)	(218)	35	(49)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	-	15,161	-	228	-
Net realized gain (loss) from sales of investments	214	6,143	434	2	165
Net realized gain (loss)	214	21,304	434	230	165
Change in unrealized gain (loss)	(206)	18,714	2,751	79	(19)
Net realized and unrealized gain (loss)	8	40,018	3,185	309	146
Net increase (decrease) in net assets from operations	$117	$38,649	$2,967	$344	$97

(b) Merger. See Note 1.
(c) Investment addition. See Note 1.

The accompanying notes are an integral part of these financial statements.

SA-23

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2024

	Invesco V.I. Global Fund	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Health Care Fund	Invesco V.I. Main Street Fund®	Janus Henderson Research Portfolio
INVESTMENT INCOME:
Dividends	$-	$939	$-	$-	$-

EXPENSES:
Mortality and expense risk fees	3,386	432	3,837	1,035	5,836
Other expenses	542	69	614	166	934
Total expenses	3,928	501	4,451	1,201	6,770

Net investment income (loss)	(3,928)	438	(4,451)	(1,201)	(6,770)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	15,944	-	-	7,754	13,788
Net realized gain (loss) from sales of investments	5,936	(184)	1,798	303	8,285
Net realized gain (loss)	21,880	(184)	1,798	8,057	22,073
Change in unrealized gain (loss)	16,759	182	10,797	9,056	112,083
Net realized and unrealized gain (loss)	38,639	(2)	12,595	17,113	134,156
Net increase (decrease) in net assets from operations	$34,711	$436	$8,144	$15,912	$127,386

The accompanying notes are an integral part of these financial statements.

SA-24

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2024

	LVIP BlackRock Global Allocation Fund	LVIP Macquarie Limited Term Diversified Income Fund (a)	LVIP Macquarie U.S. REIT Fund (a)	LVIP Macquarie Value Fund (a)	LVIP Macquarie High Yield Fund (a)
INVESTMENT INCOME:
Dividends	$690	$548	$200	$7,270	$4,763

EXPENSES:
Mortality and expense risk fees	745	835	208	4,789	1,018
Other expenses	89	100	25	571	122
Total expenses	834	935	233	5,360	1,140

Net investment income (loss)	(144)	(387)	(33)	1,910	3,623

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	1,250	-	-	13,817	-
Net realized gain (loss) from sales of investments	1,608	(11,842)	2,094	4,534	(3,968)
Net realized gain (loss)	2,858	(11,842)	2,094	18,351	(3,968)
Change in unrealized gain (loss)	2,036	12,304	(216)	(352)	4,362
Net realized and unrealized gain (loss)	4,894	462	1,878	17,999	394
Net increase (decrease) in net assets from operations	$4,750	$75	$1,845	$19,909	$4,017

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SA-25

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2024

	LVIP Macquarie SMID Cap Core Fund Service Class (a)	LVIP Macquarie SMID Cap Core Fund Standard Class (a)	LVIP Macquarie U.S. Growth Fund (a)	Macquarie VIP Emerging Markets Series (a)	Macquarie VIP International Core Equity Series (c)
INVESTMENT INCOME:
Dividends	$676	$2,420	$-	$-	$5,378

EXPENSES:
Mortality and expense risk fees	2,260	5,198	345	2	3,567
Other expenses	362	624	39	-	551
Total expenses	2,622	5,822	384	2	4,118

Net investment income (loss)	(1,946)	(3,402)	(384)	(2)	1,260

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	9,362	19,042	1,763	-	973
Net realized gain (loss) from sales of investments	1,030	7,777	2,007	256	21
Net realized gain (loss)	10,392	26,819	3,770	256	994
Change in unrealized gain (loss)	12,982	27,394	3,188	(243)	(7,537)
Net realized and unrealized gain (loss)	23,374	54,213	6,958	13	(6,543)
Net increase (decrease) in net assets from operations	$21,428	$50,811	$6,574	$11	$(5,283)

(a) Name change. See Note 1.
(c) Investment addition. See Note 1.

The accompanying notes are an integral part of these financial statements.

SA-26

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2024

	Macquarie VIP Small Cap Value Series (a)	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series	MFS® Utilities Series
INVESTMENT INCOME:
Dividends	$1,849	$-	$-	$6,987	$1,627

EXPENSES:
Mortality and expense risk fees	1,751	1,294	711	3,707	983
Other expenses	210	207	114	593	157
Total expenses	1,961	1,501	825	4,300	1,140

Net investment income (loss)	(112)	(1,501)	(825)	2,687	487

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	5,104	7,574	-	14,987	2,265
Net realized gain (loss) from sales of investments	2,284	(203)	(8,576)	2,426	744
Net realized gain (loss)	7,388	7,371	(8,576)	17,413	3,009
Change in unrealized gain (loss)	5,804	6,240	12,390	(3,796)	3,168
Net realized and unrealized gain (loss)	13,192	13,611	3,814	13,617	6,177
Net increase (decrease) in net assets from operations	$13,080	$12,110	$2,989	$16,304	$6,664

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SA-27

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2024

T. Rowe Price International Stock Portfolio
INVESTMENT INCOME:
Dividends	$4,081

EXPENSES:
Mortality and expense risk fees	5,490
Other expenses	878
Total expenses	6,368

Net investment income (loss)	(2,287)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	10,561
Net realized gain (loss) from sales of investments	3,283
Net realized gain (loss)	13,844
Change in unrealized gain (loss)	(3,915)
Net realized and unrealized gain (loss)	9,929
Net increase (decrease) in net assets from operations	$7,642

The accompanying notes are an integral part of these financial statements.

SA-28

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	AB VPS Discovery Value Portfolio		AB VPS Large Cap Growth Portfolio		AB VPS Relative Value Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(2,873)	$(1,910)	$(7,468)	$(5,749)	$(2,065)	$(1,620)
Net realized gain (loss)	19,542	26,754	58,999	34,358	67,759	80,205
Change in unrealized gain (loss)	10,560	20,040	50,001	83,486	44,035	14,776
Net increase (decrease) in net assets from operations	27,229	44,884	101,532	112,095	109,729	93,361

FROM CONTRACT TRANSACTIONS:
Net purchase payments	2,180	2,844	-	-	3,838	4,013
Terminations and withdrawals	(6,159)	(789)	(56,456)	(5,310)	(149,022)	(11,077)
Contract benefits	(12,261)	(1,892)	-	-	-	(182)
Contract charges	(33)	(45)	(98)	(119)	(158)	(198)
Transfers	12,410	(4,753)	40,683	10,751	(23,913)	(7,424)
Net increase (decrease) in net assets from Contract transactions	(3,863)	(4,635)	(15,871)	5,322	(169,255)	(14,868)
Net increase (decrease) in net assets	23,366	40,249	85,661	117,417	(59,526)	78,493

NET ASSETS:
Beginning of year	334,007	293,758	457,061	339,644	1,009,848	931,355
End of year	$357,373	$334,007	$542,722	$457,061	$950,322	$1,009,848

The accompanying notes are an integral part of these financial statements.

SA-29

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	AB VPS Sustainable Global Thematic Portfolio		Alger Capital Appreciation Portfolio		Alger Mid Cap Growth Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(29)	$(70)	$(287)	$(417)	$(24)	$(86)
Net realized gain (loss)	1,564	304	10,472	(36)	(1,095)	(35)
Change in unrealized gain (loss)	(1,377)	354	(2,209)	10,133	1,662	1,259
Net increase (decrease) in net assets from operations	158	588	7,976	9,680	543	1,138

FROM CONTRACT TRANSACTIONS:
Net purchase payments	-	-	86	120	-	-
Terminations and withdrawals	(4,983)	-	(41,364)	-	(6,997)	-
Contract benefits	-	-	-	-	-	-
Contract charges	-	(1)	-	(21)	-	(3)
Transfers	1	1	(2)	(2)	(1)	(2)
Net increase (decrease) in net assets from Contract transactions	(4,982)	-	(41,280)	97	(6,998)	(5)
Net increase (decrease) in net assets	(4,824)	588	(33,304)	9,777	(6,455)	1,133

NET ASSETS:
Beginning of year	4,824	4,236	33,304	23,527	6,455	5,322
End of year	$-	$4,824	$-	$33,304	$-	$6,455

The accompanying notes are an integral part of these financial statements.

SA-30

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	Delaware VIP International Series (b)		DWS Capital Growth VIP		DWS CROCI® U.S. VIP
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$6,850	$(288)	$(2,527)	$(2,209)	$20	$300
Net realized gain (loss)	(39,684)	(7,782)	19,198	7,896	4,189	421
Change in unrealized gain (loss)	42,645	54,467	25,913	43,517	18,887	22,558
Net increase (decrease) in net assets from operations	9,811	46,397	42,584	49,204	23,096	23,279

FROM CONTRACT TRANSACTIONS:
Net purchase payments	1,056	2,820	388	281	-	-
Terminations and withdrawals	(7,865)	(28,841)	(10,129)	(1,762)	(12,067)	(243)
Contract benefits	(1,211)	(5,027)	-	-	(1,028)	(5,558)
Contract charges	(59)	(167)	(78)	(96)	(47)	(57)
Transfers	(422,670)	4,860	(1,830)	(3,087)	202	5,521
Net increase (decrease) in net assets from Contract transactions	(430,749)	(26,355)	(11,649)	(4,664)	(12,940)	(337)
Net increase (decrease) in net assets	(420,938)	20,042	30,935	44,540	10,156	22,942

NET ASSETS:
Beginning of year	420,938	400,896	180,731	136,191	145,202	122,260
End of year	$-	$420,938	$211,666	$180,731	$155,358	$145,202

(b) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SA-31

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	Eaton Vance VT Floating-Rate Income Fund		Fidelity VIP Asset Manager℠ Portfolio		Fidelity VIP Contrafund® Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$2,102	$2,090	$3,227	$3,865	$(20,864)	$(12,675)
Net realized gain (loss)	(934)	(274)	11,999	4,102	212,216	49,617
Change in unrealized gain (loss)	772	1,047	16,947	39,975	188,516	251,132
Net increase (decrease) in net assets from operations	1,940	2,863	32,173	47,942	379,868	288,074

FROM CONTRACT TRANSACTIONS:
Net purchase payments	45	32	-	-	17,176	3,814
Terminations and withdrawals	(452)	(1,041)	(55,190)	(27,688)	(23,434)	(14,862)
Contract benefits	(22,389)	(1,889)	(689)	-	(30,499)	(10,301)
Contract charges	(9)	(11)	(273)	(285)	(170)	(165)
Transfers	28,242	1,390	(32,989)	1,541	27,134	26,085
Net increase (decrease) in net assets from Contract transactions	5,437	(1,519)	(89,141)	(26,432)	(9,793)	4,571
Net increase (decrease) in net assets	7,377	1,344	(56,968)	21,510	370,075	292,645

NET ASSETS:
Beginning of year	32,110	30,766	462,636	441,126	1,214,118	921,473
End of year	$39,487	$32,110	$405,668	$462,636	$1,584,193	$1,214,118

The accompanying notes are an integral part of these financial statements.

SA-32

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	Fidelity VIP Equity-Income Portfolio		Fidelity VIP Growth Opportunities Portfolio		Fidelity VIP Growth Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$8,287	$14,540	$(6,009)	$(6,611)	$(111,779)	$(79,990)
Net realized gain (loss)	278,442	111,105	32,106	(4,072)	2,041,794	389,631
Change in unrealized gain (loss)	158,193	153,591	129,075	170,384	(71,429)	1,466,559
Net increase (decrease) in net assets from operations	444,922	279,236	155,172	159,701	1,858,586	1,776,200

FROM CONTRACT TRANSACTIONS:
Net purchase payments	14,187	14,356	-	-	16,148	14,899
Terminations and withdrawals	(287,193)	(189,898)	(531,889)	(645)	(587,792)	(176,353)
Contract benefits	(27,573)	(10,495)	(16,541)	-	(56,899)	(21,656)
Contract charges	(1,212)	(1,400)	(23)	(31)	(2,460)	(2,630)
Transfers	(83,901)	50,398	40,283	28,619	(186,289)	(30,223)
Net increase (decrease) in net assets from Contract transactions	(385,692)	(137,039)	(508,170)	27,943	(817,292)	(215,963)
Net increase (decrease) in net assets	59,230	142,197	(352,998)	187,644	1,041,294	1,560,237

NET ASSETS:
Beginning of year	3,331,496	3,189,299	536,291	348,647	6,834,882	5,274,645
End of year	$3,390,726	$3,331,496	$183,293	$536,291	$7,876,176	$6,834,882

The accompanying notes are an integral part of these financial statements.

SA-33

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	Fidelity VIP High Income Portfolio		Fidelity VIP Mid Cap Portfolio		Fidelity VIP Overseas Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$29,631	$27,816	$(5,829)	$(4,749)	$1,158	$(3,503)
Net realized gain (loss)	(10,048)	(7,438)	76,553	13,382	73,763	12,296
Change in unrealized gain (loss)	28,332	34,115	3,125	46,554	(38,943)	139,331
Net increase (decrease) in net assets from operations	47,915	54,493	73,849	55,187	35,978	148,124

FROM CONTRACT TRANSACTIONS:
Net purchase payments	120	120	-	-	6,232	5,980
Terminations and withdrawals	(64,626)	(23,674)	(13,508)	(4,991)	(56,936)	(19,848)
Contract benefits	(14,893)	(2,126)	(8,467)	(4,048)	(18,465)	-
Contract charges	(239)	(262)	(60)	(79)	(253)	(284)
Transfers	20,545	62,667	(22,812)	24,008	(14,394)	6,426
Net increase (decrease) in net assets from Contract transactions	(59,093)	36,725	(44,847)	14,890	(83,816)	(7,726)
Net increase (decrease) in net assets	(11,178)	91,218	29,002	70,077	(47,838)	140,398

NET ASSETS:
Beginning of year	678,059	586,841	492,981	422,904	936,251	795,853
End of year	$666,881	$678,059	$521,983	$492,981	$888,413	$936,251

The accompanying notes are an integral part of these financial statements.

SA-34

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	Fidelity VIP Value Strategies Portfolio		FT VIP Franklin Growth and Income VIP Fund		FT VIP Franklin Large Cap Growth VIP Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(768)	$(422)	$1,464	$1,182	$(35)	$(26)
Net realized gain (loss)	18,485	6,318	(1,110)	6,895	267	51
Change in unrealized gain (loss)	(10,155)	12,901	26,795	3,611	276	551
Net increase (decrease) in net assets from operations	7,562	18,797	27,149	11,688	508	576

FROM CONTRACT TRANSACTIONS:
Net purchase payments	11,961	750	2,079	2,772	-	-
Terminations and withdrawals	(16,569)	(4,752)	(9,356)	(1,540)	-	-
Contract benefits	-	-	(4,913)	(184)	-	-
Contract charges	(34)	(36)	(35)	(42)	(1)	(1)
Transfers	135	52,853	4,858	127	(1)	(1)
Net increase (decrease) in net assets from Contract transactions	(4,507)	48,815	(7,367)	1,133	(2)	(2)
Net increase (decrease) in net assets	3,055	67,612	19,782	12,821	506	574

NET ASSETS:
Beginning of year	113,244	45,632	169,319	156,498	2,074	1,500
End of year	$116,299	$113,244	$189,101	$169,319	$2,580	$2,074

The accompanying notes are an integral part of these financial statements.

SA-35

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	FT VIP Franklin Mutual Shares VIP Fund		FT VIP Franklin Small-Mid Cap Growth VIP Fund		FT VIP Templeton Foreign VIP Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$770	$659	$(7,143)	$(6,012)	$622	$1,069
Net realized gain (loss)	2,455	13,042	(2,206)	(3,328)	1,452	(46)
Change in unrealized gain (loss)	11,874	4,867	53,401	102,631	(3,777)	9,282
Net increase (decrease) in net assets from operations	15,099	18,568	44,052	93,291	(1,703)	10,305

FROM CONTRACT TRANSACTIONS:
Net purchase payments	2,079	2,772	7,986	1,920	12,096	846
Terminations and withdrawals	(16,857)	(8,598)	(14,034)	(3,361)	(2,324)	(489)
Contract benefits	(9,895)	(183)	-	-	(15,562)	(1,998)
Contract charges	(45)	(57)	(55)	(63)	(18)	(21)
Transfers	324	331	199	429	14,086	5,471
Net increase (decrease) in net assets from Contract transactions	(24,394)	(5,735)	(5,904)	(1,075)	8,278	3,809
Net increase (decrease) in net assets	(9,295)	12,833	38,148	92,216	6,575	14,114

NET ASSETS:
Beginning of year	170,448	157,615	466,400	374,184	65,570	51,456
End of year	$161,153	$170,448	$504,548	$466,400	$72,145	$65,570

The accompanying notes are an integral part of these financial statements.

SA-36

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	FT VIP Templeton Growth VIP Fund		Goldman Sachs VIT Core Fixed Income Fund		Goldman Sachs VIT Government Money Market Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(9)	$141	$12,321	$6,758	$199,546	$161,485
Net realized gain (loss)	1,078	-	(11,448)	(2,411)	-	-
Change in unrealized gain (loss)	(604)	1,153	(4,633)	17,887	-	-
Net increase (decrease) in net assets from operations	465	1,294	(3,760)	22,234	199,546	161,485

FROM CONTRACT TRANSACTIONS:
Net purchase payments	86	120	1,620	1,560	79,688	10,588
Terminations and withdrawals	(8,607)	-	(80,104)	(17,317)	(667,206)	(215,531)
Contract benefits	-	-	(28,418)	-	(63,492)	(64,717)
Contract charges	-	(6)	(267)	(289)	(2,323)	(1,947)
Transfers	-	-	76,935	62,079	41,374	4,730,143
Net increase (decrease) in net assets from Contract transactions	(8,521)	114	(30,234)	46,033	(611,959)	4,458,536
Net increase (decrease) in net assets	(8,056)	1,408	(33,994)	68,267	(412,413)	4,620,021

NET ASSETS:
Beginning of year	8,056	6,648	542,275	474,008	6,211,514	1,591,493
End of year	$-	$8,056	$508,281	$542,275	$5,799,101	$6,211,514

The accompanying notes are an integral part of these financial statements.

SA-37

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	Goldman Sachs VIT International Equity Insights Fund		Goldman Sachs VIT Mid Cap Growth Fund		Goldman Sachs VIT Mid Cap Value Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$10,347	$7,769	$(24,547)	$(22,506)	$(16,162)	$(14,809)
Net realized gain (loss)	35,054	(3,979)	120,733	(77,066)	136,904	37,911
Change in unrealized gain (loss)	(8,287)	112,115	184,010	340,887	92,936	159,602
Net increase (decrease) in net assets from operations	37,114	115,905	280,196	241,315	213,678	182,704

FROM CONTRACT TRANSACTIONS:
Net purchase payments	1,035	848	72	72	96	96
Terminations and withdrawals	(72,728)	(23,338)	(185,126)	(86,850)	(166,847)	(152,579)
Contract benefits	-	(732)	(19,493)	-	(28,962)	(182)
Contract charges	(245)	(280)	(492)	(560)	(768)	(800)
Transfers	8,313	22,366	15,126	(24,946)	(8,302)	5,582
Net increase (decrease) in net assets from Contract transactions	(63,625)	(1,136)	(189,913)	(112,284)	(204,783)	(147,883)
Net increase (decrease) in net assets	(26,511)	114,769	90,283	129,031	8,895	34,821

NET ASSETS:
Beginning of year	816,538	701,769	1,638,378	1,509,347	2,085,964	2,051,143
End of year	$790,027	$816,538	$1,728,661	$1,638,378	$2,094,859	$2,085,964

The accompanying notes are an integral part of these financial statements.

SA-38

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	Goldman Sachs VIT Strategic Growth Fund		Goldman Sachs VIT U.S. Equity Insights Fund		Invesco V.I. American Franchise Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(72,814)	$(60,206)	$(31,207)	$(25,716)	$(3,173)	$(2,358)
Net realized gain (loss)	481,340	161,724	499,191	7,654	2,675	3,899
Change in unrealized gain (loss)	903,826	1,252,906	219,563	525,747	60,614	50,893
Net increase (decrease) in net assets from operations	1,312,352	1,354,424	687,547	507,685	60,116	52,434

FROM CONTRACT TRANSACTIONS:
Net purchase payments	3,265	2,601	4,124	3,399	-	-
Terminations and withdrawals	(252,804)	(169,666)	(190,794)	(125,197)	(1,031)	(903)
Contract benefits	-	(12,481)	(33,669)	(31,868)	-	-
Contract charges	(1,607)	(1,673)	(805)	(838)	(50)	(52)
Transfers	(181,851)	(63,231)	(107,014)	(2,769)	(5,070)	(2,214)
Net increase (decrease) in net assets from Contract transactions	(432,997)	(244,450)	(328,158)	(157,273)	(6,151)	(3,169)
Net increase (decrease) in net assets	879,355	1,109,974	359,389	350,412	53,965	49,265

NET ASSETS:
Beginning of year	4,602,344	3,492,370	2,749,289	2,398,877	184,875	135,610
End of year	$5,481,699	$4,602,344	$3,108,678	$2,749,289	$238,840	$184,875

The accompanying notes are an integral part of these financial statements.

SA-39

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	Invesco V.I. American Value Fund		Invesco V.I. Capital Appreciation Fund		Invesco V.I. Conservative Balanced Fund (b)
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(897)	$(1,155)	$(1,145)	$(847)	$109	$15
Net realized gain (loss)	2,923	22,883	399	(102)	214	(13)
Change in unrealized gain (loss)	31,189	(7,267)	21,628	17,509	(206)	547
Net increase (decrease) in net assets from operations	33,215	14,461	20,882	16,560	117	549

FROM CONTRACT TRANSACTIONS:
Net purchase payments	-	-	-	-	-	-
Terminations and withdrawals	(3,637)	(1,845)	(662)	(1,223)	(284)	(253)
Contract benefits	-	-	-	-	-	-
Contract charges	(17)	(19)	(5)	(9)	-	(8)
Transfers	(2,988)	(22)	-	1	(5,521)	127
Net increase (decrease) in net assets from Contract transactions	(6,642)	(1,886)	(667)	(1,231)	(5,805)	(134)
Net increase (decrease) in net assets	26,573	12,575	20,215	15,329	(5,688)	415

NET ASSETS:
Beginning of year	119,907	107,332	65,658	50,329	5,688	5,273
End of year	$146,480	$119,907	$85,873	$65,658	$-	$5,688

(b) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SA-40

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	Invesco V.I. Core Equity Fund		Invesco V.I. Discovery Mid Cap Growth Fund		Invesco V.I. Equity and Income Fund (c)
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(1,369)	$(1,083)	$(218)	$(132)	$35	$-
Net realized gain (loss)	21,304	3,379	434	(2,307)	230	-
Change in unrealized gain (loss)	18,714	27,379	2,751	3,796	79	-
Net increase (decrease) in net assets from operations	38,649	29,675	2,967	1,357	344	-

FROM CONTRACT TRANSACTIONS:
Net purchase payments	1,858	1,314	-	-	-	-
Terminations and withdrawals	(31,321)	(2,249)	-	-	-	-
Contract benefits	(10,499)	-	-	-	-	-
Contract charges	(99)	(109)	-	-	(8)	-
Transfers	1,327	(496)	(11,173)	2,087	5,645	-
Net increase (decrease) in net assets from Contract transactions	(38,734)	(1,540)	(11,173)	2,087	5,637	-
Net increase (decrease) in net assets	(85)	28,135	(8,206)	3,444	5,981	-

NET ASSETS:
Beginning of year	166,204	138,069	18,848	15,404	-	-
End of year	$166,119	$166,204	$10,642	$18,848	$5,981	$-

(c) Investment addition. See Note 1.

The accompanying notes are an integral part of these financial statements.

SA-41

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	Invesco V.I. EQV International Equity Fund		Invesco V.I. Global Fund		Invesco V.I. Global Strategic Income Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(49)	$(56)	$(3,928)	$(3,206)	$438	$(472)
Net realized gain (loss)	165	(4)	21,880	27,280	(184)	(205)
Change in unrealized gain (loss)	(19)	754	16,759	37,158	182	2,904
Net increase (decrease) in net assets from operations	97	694	34,711	61,232	436	2,227

FROM CONTRACT TRANSACTIONS:
Net purchase payments	-	-	134	96	112	80
Terminations and withdrawals	(5,023)	-	(2,677)	(735)	(358)	(210)
Contract benefits	-	-	(13,718)	(3,844)	-	-
Contract charges	-	(4)	(54)	(63)	(15)	(16)
Transfers	1	3	3,488	3,332	483	(105)
Net increase (decrease) in net assets from Contract transactions	(5,022)	(1)	(12,827)	(1,214)	222	(251)
Net increase (decrease) in net assets	(4,925)	693	21,884	60,018	658	1,976

NET ASSETS:
Beginning of year	4,925	4,232	248,738	188,720	33,792	31,816
End of year	$-	$4,925	$270,622	$248,738	$34,450	$33,792

The accompanying notes are an integral part of these financial statements.

SA-42

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	Invesco V.I. Health Care Fund		Invesco V.I. Main Street Fund®		Janus Henderson Research Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(4,451)	$(4,081)	$(1,201)	$(645)	$(6,770)	$(4,653)
Net realized gain (loss)	1,798	(666)	8,057	4,453	22,073	1,432
Change in unrealized gain (loss)	10,797	8,879	9,056	9,070	112,083	115,481
Net increase (decrease) in net assets from operations	8,144	4,132	15,912	12,878	127,386	112,260

FROM CONTRACT TRANSACTIONS:
Net purchase payments	233	169	112	80	2,389	2,997
Terminations and withdrawals	(17,914)	(6,575)	(10,052)	(612)	(11,300)	(935)
Contract benefits	(1,338)	-	-	-	-	-
Contract charges	(70)	(74)	(18)	(35)	(47)	(84)
Transfers	3,850	4,066	(33)	84	(2,094)	(2,285)
Net increase (decrease) in net assets from Contract transactions	(15,239)	(2,414)	(9,991)	(483)	(11,052)	(307)
Net increase (decrease) in net assets	(7,095)	1,718	5,921	12,395	116,334	111,953

NET ASSETS:
Beginning of year	290,080	288,362	73,562	61,167	387,241	275,288
End of year	$282,985	$290,080	$79,483	$73,562	$503,575	$387,241

The accompanying notes are an integral part of these financial statements.

SA-43

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	LVIP BlackRock Global Allocation Fund		LVIP Macquarie Limited Term Diversified Income Fund (a)		LVIP Macquarie U.S. REIT Fund (a)
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(144)	$798	$(387)	$5,500	$(33)	$412
Net realized gain (loss)	2,858	11	(11,842)	(436)	2,094	(7)
Change in unrealized gain (loss)	2,036	6,221	12,304	3,840	(216)	1,738
Net increase (decrease) in net assets from operations	4,750	7,030	75	8,904	1,845	2,143

FROM CONTRACT TRANSACTIONS:
Net purchase payments	86	120	-	-	86	120
Terminations and withdrawals	(8,045)	(316)	(246,500)	-	(17,247)	-
Contract benefits	(5,314)	(8,523)	(3,357)	(5,918)	-	-
Contract charges	(12)	(26)	-	(11)	-	(10)
Transfers	-	19	2,663	3,387	-	(1)
Net increase (decrease) in net assets from Contract transactions	(13,285)	(8,726)	(247,194)	(2,542)	(17,161)	109
Net increase (decrease) in net assets	(8,535)	(1,696)	(247,119)	6,362	(15,316)	2,252

NET ASSETS:
Beginning of year	61,630	63,326	260,927	254,565	21,683	19,431
End of year	$53,095	$61,630	$13,808	$260,927	$6,367	$21,683

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SA-44

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	LVIP Macquarie Value Fund (a)		LVIP Macquarie High Yield Fund (a)		LVIP Macquarie SMID Cap Core Fund Service Class (a)
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$1,910	$1,065	$3,623	$4,385	$(1,946)	$(795)
Net realized gain (loss)	18,351	18,154	(3,968)	(2,016)	10,392	9,177
Change in unrealized gain (loss)	(352)	(12,065)	4,362	6,398	12,982	13,089
Net increase (decrease) in net assets from operations	19,909	7,154	4,017	8,767	21,428	21,471

FROM CONTRACT TRANSACTIONS:
Net purchase payments	-	-	86	120	975	687
Terminations and withdrawals	(6,117)	(1,920)	(11,062)	(6,198)	(3,902)	(4,030)
Contract benefits	(17,466)	(16,654)	(3,991)	-	-	-
Contract charges	(69)	(85)	(110)	(114)	(42)	(54)
Transfers	7,686	8,926	344	99	30	(31)
Net increase (decrease) in net assets from Contract transactions	(15,966)	(9,733)	(14,733)	(6,093)	(2,939)	(3,428)
Net increase (decrease) in net assets	3,943	(2,579)	(10,716)	2,674	18,489	18,043

NET ASSETS:
Beginning of year	366,832	369,411	85,554	82,880	167,456	149,413
End of year	$370,775	$366,832	$74,838	$85,554	$185,945	$167,456

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SA-45

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	LVIP Macquarie SMID Cap Core Fund Standard Class (a)		LVIP Macquarie U.S. Growth Fund (a)		Macquarie VIP Emerging Markets Series (a)
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(3,402)	$(973)	$(384)	$(328)	$(2)	$2
Net realized gain (loss)	26,819	19,214	3,770	(157)	256	2
Change in unrealized gain (loss)	27,394	33,417	3,188	8,816	(243)	138
Net increase (decrease) in net assets from operations	50,811	51,658	6,574	8,331	11	142

FROM CONTRACT TRANSACTIONS:
Net purchase payments	-	-	-	-	-	-
Terminations and withdrawals	(36,991)	(2,101)	(7,556)	-	(1,308)	-
Contract benefits	-	-	-	-	-	-
Contract charges	(188)	(202)	(17)	(21)	-	(1)
Transfers	(2,101)	322	(1,328)	(1,983)	-	(1)
Net increase (decrease) in net assets from Contract transactions	(39,280)	(1,981)	(8,901)	(2,004)	(1,308)	(2)
Net increase (decrease) in net assets	11,531	49,677	(2,327)	6,327	(1,297)	140

NET ASSETS:
Beginning of year	399,469	349,792	25,068	18,741	1,297	1,157
End of year	$411,000	$399,469	$22,741	$25,068	$-	$1,297

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SA-46

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	Macquarie VIP International Core Equity Series (c)		Macquarie VIP Small Cap Value Series (a)		MFS® Mid Cap Growth Series
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$1,260	$-	$(112)	$(555)	$(1,501)	$(1,233)
Net realized gain (loss)	994	-	7,388	5,508	7,371	861
Change in unrealized gain (loss)	(7,537)	-	5,804	4,814	6,240	15,466
Net increase (decrease) in net assets from operations	(5,283)	-	13,080	9,767	12,110	15,094

FROM CONTRACT TRANSACTIONS:
Net purchase payments	1,072	-	-	-	56	40
Terminations and withdrawals	(34,196)	-	(4,946)	-	(178)	(223)
Contract benefits	(70)	-	-	-	-	-
Contract charges	(76)	-	(21)	(22)	(7)	(7)
Transfers	432,419	-	(1,138)	1,050	(147)	2,037
Net increase (decrease) in net assets from Contract transactions	399,149	-	(6,105)	1,028	(276)	1,847
Net increase (decrease) in net assets	393,866	-	6,975	10,795	11,834	16,941

NET ASSETS:
Beginning of year	-	-	132,237	121,442	93,919	76,978
End of year	$393,866	$-	$139,212	$132,237	$105,753	$93,919

(a) Name change. See Note 1.
(c) Investment addition. See Note 1.

The accompanying notes are an integral part of these financial statements.

SA-47

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	MFS® New Discovery Series		MFS® Total Return Series		MFS® Utilities Series
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(825)	$(840)	$2,687	$1,006	$487	$1,350
Net realized gain (loss)	(8,576)	(3,599)	17,413	12,550	3,009	12,003
Change in unrealized gain (loss)	12,390	11,281	(3,796)	8,734	3,168	(16,019)
Net increase (decrease) in net assets from operations	2,989	6,842	16,304	22,290	6,664	(2,666)

FROM CONTRACT TRANSACTIONS:
Net purchase payments	34	24	15,063	1,018	2,079	2,772
Terminations and withdrawals	(1,297)	(1,428)	(4,994)	(3,464)	(189)	(515)
Contract benefits	(13,053)	(2,098)	(40,699)	-	(8,300)	-
Contract charges	(25)	(31)	(33)	(37)	(7)	(8)
Transfers	5,923	2,387	58,070	(3,548)	1,490	(31,131)
Net increase (decrease) in net assets from Contract transactions	(8,418)	(1,146)	27,407	(6,031)	(4,927)	(28,882)
Net increase (decrease) in net assets	(5,429)	5,696	43,711	16,259	1,737	(31,548)

NET ASSETS:
Beginning of year	60,685	54,989	278,600	262,341	78,406	109,954
End of year	$55,256	$60,685	$322,311	$278,600	$80,143	$78,406

The accompanying notes are an integral part of these financial statements.

SA-48

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2024 and 2023

	T. Rowe Price International Stock Portfolio
	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(2,287)	$(1,630)
Net realized gain (loss)	13,844	556
Change in unrealized gain (loss)	(3,915)	53,711
Net increase (decrease) in net assets from operations	7,642	52,637

FROM CONTRACT TRANSACTIONS:
Net purchase payments	856	711
Terminations and withdrawals	(23,689)	(4,641)
Contract benefits	-	-
Contract charges	(159)	(181)
Transfers	18,656	19,700
Net increase (decrease) in net assets from Contract transactions	(4,336)	15,589
Net increase (decrease) in net assets	3,306	68,226

NET ASSETS:
Beginning of year	417,274	349,048
End of year	$420,580	$417,274

The accompanying notes are an integral part of these financial statements.

SA-49

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 1 - Organization

Separate Account VA-K of First Allmerica Financial Life Insurance Company (“Separate Account VA-K“ or the “Separate Account”), which is a funding vehicle for the Allmerica Advantage, ExecAnnuity Plus and Allmerica Premier Choice variable annuity contracts, in addition to the Delaware Golden Medallion and Delaware Medallion I, Delaware Medallion II, and Delaware Medallion III variable annuity contracts, is a separate investment account of First Allmerica Financial Life Insurance Company (“FAFLIC”), established on April 1, 1994, for the purpose of separating from the general assets of FAFLIC (the “General Account”) those assets used to fund the variable portion of certain variable annuity contracts (the “Contracts”) issued by FAFLIC. FAFLIC is the Sponsor of the Separate Account. FAFLIC is a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company (“Commonwealth Annuity”). Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited (“GAFG”), a Bermuda company. GAFG was a majority-owned subsidiary of KKR & Co., Inc. (“KKR”). On January 2, 2024, KKR acquired all of the remaining minority equity interests of GAFG that KKR did not already own. At the closing of the transaction, GAFG became a wholly-owned subsidiary of KKR.

FAFLIC is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, FAFLIC is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of FAFLIC. The Separate Account cannot be charged with liabilities arising out of any other business of FAFLIC. The General Account is subject to the claims of creditors.

The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Global Atlantic Distributors, LLC is the principal underwriter for the Separate Account. Global Atlantic Distributors, LLC, an affiliate of FAFLIC, is a wholly-owned indirect subsidiary of GAFG.

The Separate Account is divided into Sub-Accounts, each of which invests exclusively in an Underlying Fund. Purchase payments for the Separate Account are allocated to one or more of the Sub-Accounts that comprise the Separate Account. Sixty-five Sub-Accounts were offered by the Separate Account during 2024, of which sixty-one had activity. Four Sub-Accounts had no Contract owner activity during the year and a zero balance at December 31, 2024.

The following underlying funds had net assets as of or during the year ended December 31, 2024:

Underlying Fund	Class
AB VPS Discovery Value Portfolio	Class B
AB VPS Large Cap Growth Portfolio	Class B
AB VPS Relative Value Portfolio	Class B
AB VPS Sustainable Global Thematic Portfolio	Class B
Alger Capital Appreciation Portfolio	Class I-2
Alger Mid Cap Growth Portfolio	Class I-2
Delaware VIP International Series	Standard Class
DWS Capital Growth VIP	Class A
DWS CROCI® U.S. VIP	Class A
Eaton Vance VT Floating-Rate Income Fund	-
Fidelity VIP Asset Manager℠ Portfolio	Initial Class
Fidelity VIP Contrafund® Portfolio	Service Class 2
Fidelity VIP Equity-Income Portfolio	Initial Class
Fidelity VIP Growth Opportunities Portfolio	Service Class 2
Fidelity VIP Growth Portfolio	Initial Class
Fidelity VIP High Income Portfolio	Initial Class
Fidelity VIP Mid Cap Portfolio	Service Class 2
Fidelity VIP Overseas Portfolio	Initial Class

SA-50

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 1 - Organization (Continued)

Underlying Fund (Continued)	Class
Fidelity VIP Value Strategies Portfolio	Service Class 2
FT VIP Franklin Growth and Income VIP Fund	Class 2
FT VIP Franklin Large Cap Growth VIP Fund	Class 2
FT VIP Franklin Mutual Shares VIP Fund	Class 2
FT VIP Franklin Small-Mid Cap Growth VIP Fund	Class 2
FT VIP Templeton Foreign VIP Fund	Class 2
FT VIP Templeton Growth VIP Fund	Class 2
Goldman Sachs VIT Core Fixed Income Fund	Service Shares
Goldman Sachs VIT Government Money Market Fund	Service Shares
Goldman Sachs VIT International Equity Insights Fund	Service Shares
Goldman Sachs VIT Mid Cap Growth Fund	Service Shares
Goldman Sachs VIT Mid Cap Value Fund	Service Shares
Goldman Sachs VIT Strategic Growth Fund	Service Shares
Goldman Sachs VIT U.S. Equity Insights Fund	Service Shares
Invesco V.I. American Franchise Fund	Series I Shares
Invesco V.I. American Value Fund	Series II Shares
Invesco V.I. Capital Appreciation Fund	Series II
Invesco V.I. Conservative Balanced Fund	Series II
Invesco V.I. Core Equity Fund	Series I Shares
Invesco V.I. Discovery Mid Cap Growth Fund	Series II
Invesco V.I. Equity and Income Fund	Series II Shares
Invesco V.I. EQV International Equity Fund	Series I Shares
Invesco V.I. Global Fund	Series II
Invesco V.I. Global Strategic Income Fund	Series II
Invesco V.I. Health Care Fund	Series I Shares
Invesco V.I. Main Street Fund®	Series II
Janus Henderson Research Portfolio	Service Shares
LVIP BlackRock Global Allocation Fund	Standard Class
LVIP Macquarie Limited Term Diversified Income Fund	Standard Class
LVIP Macquarie U.S. REIT Fund	Standard Class
LVIP Macquarie Value Fund	Standard Class
LVIP Macquarie High Yield Fund	Standard Class
LVIP Macquarie SMID Cap Core Fund	Service Class
LVIP Macquarie SMID Cap Core Fund	Standard Class
LVIP Macquarie U.S. Growth Fund	Standard Class
Macquarie VIP Emerging Markets Series	Standard Class
Macquarie VIP International Core Equity Series	Standard Class
Macquarie VIP Small Cap Value Series	Standard Class
MFS® Mid Cap Growth Series	Service Class
MFS® New Discovery Series	Service Class
MFS® Total Return Series	Service Class
MFS® Utilities Series	Service Class
T. Rowe Price International Stock Portfolio	-

The following underlying funds had no assets as of or during the year ended December 31,2024:

Underlying Fund	Class
Alger Small Cap Growth Portfolio	Class I-2
FT VIP Franklin Small Cap Value VIP Fund	Class 2
Invesco V.I. High Yield Fund	Series I Shares
Pioneer Mid Cap Value VCT Portfolio	Class II

SA-51

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 1 - Organization (Continued)

Each Sub-Account invests exclusively in one of the Underlying Funds that are part of the following fund groups:
Fund Group
AB Variable Products Series Fund, Inc.
Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
Delaware VIP Trust
Deutsche DWS Variable Series I
Deutsche DWS Variable Series II
Eaton Vance Variable Trust
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
Lincoln Variable Insurance Products Trust
MFS® Variable Insurance Trust
Pioneer Variable Contracts Trust
T. Rowe Price International Series, Inc.
The Alger Portfolios

In 2024 the following Underlying Fund of a Sub-Accounts were merged:

Date	Surviving Fund	Closed Fund
April 26, 2024	Delaware Ivy VIP International Core Equity	Delaware VIP International Series
April 26, 2024	Invesco V.I. Equity and Income Fund	Invesco V.I. Conservative Balanced Fund

Underlying Fund mergers are effectively corporate actions of the related Sub-Account investments. Upon the date of the Underlying Fund merger the net assets of the Sub-Account investing in the closed fund are transferred to the Sub-Account investing in the surviving fund. These transfers are reflected in the Transfers line of the Statements of Changes in Net Assets. Note that for periods presented throughout the financial statements and financial highlights, Sub-Accounts investing in closed funds are presented from January 1, 2024 through the merger date referenced above and Sub-Accounts investing in the surviving fund are presented from the merger date through December 31, 2024.

In 2024 two additional investment options were made available under the Separate Account. The Sub-Account will invest exclusively in shares of the following Underlying Funds:

Date	New Investments
April 26, 2024	Delaware Ivy VIP International Core Equity
April 26, 2024	Invesco V.I. Equity and Income Fund

In 2024 the following Sub-Accounts were renamed:

Date	New Name	Old Name
May 1, 2024	LVIP Macquarie SMID Cap Core Fund	LVIP Delaware VIP Smid Cap Core Fund Service Class
May 1, 2024	Macquarie VIP International Core Equity Series	Delaware Ivy VIP International Core Equity
May 1, 2024	LVIP Macquarie Limited Term Diversified Income Fund	LVIP Delaware VIP Limited-Term Diversified Income Fund
May 1, 2024	LVIP Macquarie U.S. REIT Fund	LVIP Delaware U.S. REIT Fund
May 1, 2024	LVIP Macquarie Value Fund	LVIP Delaware VIP Value Fund

SA-52

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 1 - Organization (Continued)

Date (Continued)	New Name (Continued)	Old Name (Continued)
May 1, 2024	LVIP Macquarie High Yield Fund	LVIP Delaware High Yield Fund - Standard
May 1, 2024	LVIP Macquarie SMID Cap Core Fund	LVIP Delaware VIP Smid Cap Core Fund Standard Class
May 1, 2024	LVIP Macquarie U.S. Growth Fund	LVIP Delaware VIP U.S. Growth Fund
May 1, 2024	Macquarie VIP Emerging Markets Series	Delaware VIP Emerging Markets Series
May 1, 2024	Macquarie VIP Small Cap Value Series	Delaware VIP Small Cap Value Series

From time to time FAFLIC reviews its product offerings, particularly with regard to the utilization of its Sub-Account offerings, and determines if it is necessary to discontinue certain Sub-Accounts. The following Sub-Account is closed to new payment allocations and transfers:

Closed Sub-Account
Eaton Vance VT Floating-Rate Income Fund

Note 2 - Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services - Investment Companies". The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

Subsequent Events

For the year ended December 31, 2024, FAFLIC evaluated subsequent events through April 14, 2025; the issuance date of the financial statements. There are no subsequent events requiring accounting adjustments or disclosure.

Investments

Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share (“NAV”) of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

Financial Instruments

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP establishes a three-level valuation hierarchy based upon observable and non-observable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument’s

SA-53

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 2 - Summary of Significant Accounting Policies (Continued)

level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement of the financial instrument. The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

Level 1	Inputs are unadjusted quoted prices in active markets to which FAFLIC had access at the measurement date for identical, unrestricted assets or liabilities.
Level 2

Inputs to valuation techniques are observable either directly or indirectly through quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3	Model-derived where one or more inputs to the valuation techniques are significant and unobservable.

The Underlying Funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

Annuitized Contracts

Net assets allocated to Contracts in the payout phase (“Payout Reserves”) involving life contingencies are computed according to either the 1983A, Annuity 2000, or 2012 IAR mortality tables. Depending on the product the assumed investment return can be 3.0, 3.5, or 5.0 percent. The mortality risk is fully borne by FAFLIC and may result in greater amounts being transferred into the Separate Account by FAFLIC to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to FAFLIC.

Statements of Changes in Net Assets

Contract owners may allocate their Contract values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account (“GPA”). The Fixed Account is a part of the General Account that guarantees principal and a fixed minimum interest rate. The GPA is included in Separate Account GPA, a non-registered Separate Account offered by FAFLIC, which offers fixed rates of interest for specified periods.

Net purchase payments represent payments by Contract owners under the Contracts (excluding amounts allocated to the Fixed Account and GPA) reduced by applicable deductions, charges, and state premium taxes. Terminations and withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Transfers include amounts that Contract owners have directed to be moved among variable Sub-Accounts and the GPA, along with transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of FAFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, FAFLIC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. FAFLIC will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future

SA-54

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 2 - Summary of Significant Accounting Policies (Continued)

years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2024.

Diversification Requirement

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. FAFLIC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Segment Reporting

The Separate Account adopted FASB issued ASU 2023-07, "Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures" ("ASU 2023-07") in 2024.  ASU 2023-07 intends to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses.  The Separate Account’s adoption of the new standard impacted financial statement disclosures only and did not affect the Sub-Accounts’ financial position or results of operations.

The Separate Account is engaged in a single line of business as a funding vehicle for the Allmerica Advantage, ExecAnnuity Plus and Allmerica Premier Choice variable annuity contracts, established for the purpose of separating from the General Account those assets used to fund the variable portion of the Contracts issued by FAFLIC. The President of FAFLIC acts as the chief operating decision maker ("CODM"), who is responsible for ensuring the Separate Account maintains compliance with its Contract agreements and meets applicable regulations and reporting requirements.  Each Sub-Account’s operations constitute a single operating segment, and therefore, a single reportable segment, because the CODM manages the business using Net Increase in net assets from operations as their performance measure, in order to make operational decisions of each of the Sub-Accounts within the Separate Account.  Refer to the Statements of Net Assets, Statements of Operations and Statements of Changes in Net Assets and related notes for each Sub-Account’s operating segment assets, revenues, and significant expenses.

Note 3 - Expenses and Related Party Transactions

FAFLIC assesses a fee to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by FAFLIC is that annuitants may live for a longer time than anticipated, and that FAFLIC therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the fee for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, FAFLIC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to FAFLIC. FAFLIC also assesses an administrative charge. Both of these charges are imposed during the accumulation phase and the annuity payout phase.

A Contract fee may be deducted during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. Subject to state availability, FAFLIC offers a number of optional benefit riders. A separate charge is made for each rider. Charges vary depending upon the optional benefits selected and by the underwriting classification of the annuitant. FAFLIC may also charge other one-time fees for certain Contract transactions, which are not listed in the following table. When Contract value has been allocated to more than one investment option, Contract deductions are made from each on a pro-rata basis. Contract fees may be waived by FAFLIC in certain cases at its discretion, and where permitted by law.

SA-55

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 3 - Expenses and Related Party Transactions (Continued)

Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each Sub-Account (“Unit Fair Value”) or deducted from individual Contracts (“Individual Contract”). Current fees and charges are summarized in the following table.

SA-56

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 3 - Expenses and Related Party Transactions (Continued)

	Allmerica Advantage and ExecAnnuity Plus	Allmerica Premier Choice	Delaware Golden Medallion	Delaware Medallion I, Delaware Medallion II and Delaware Medallion III
Mortality and Expense Risk Fee
Frequency	Daily	Daily	Daily	Daily
Deduction Method	Unit Fair Value	Unit Fair Value	Unit Fair Value	Unit Fair Value
Financial Statement Line	Statements of Operations, Mortality and expense risk fees	Statements of Operations, Mortality and expense risk fees	Statements of Operations, Mortality and expense risk fees	Statements of Operations, Mortality and expense risk fees
Rate (Annual)	1.25%	1.30%	1.40%	1.25%

Administrative Charge
Frequency	Daily	Daily	Daily	Daily
Deduction Method	Unit Fair Value	Unit Fair Value	Unit Fair Value	Unit Fair Value
Financial Statement Line	Statements of Operations, Other expenses	Statements of Operations, Other expenses	Statements of Operations, Other expenses	Statements of Operations, Other expenses
Rate (Annual)	0.20%	0.20%	0.15%	0.15%

Contract Fee
Frequency	Annually, and upon full surrender of the Contract	Annually, and upon full surrender of the Contract	Annually, and upon full surrender of the Contract	Annually, and upon full surrender of the Contract
Deduction Method	Individual Contract	Individual Contract	Individual Contract	Individual Contract
Financial Statement Line	Statements of Changes in Net Assets, Contract charges	Statements of Changes in Net Assets, Contract charges	Statements of Changes in Net Assets, Contract charges	Statements of Changes in Net Assets, Contract charges
Maximum Annual Fee	$30	$30	$30	$30

Optional Rider Fees
Frequency	Monthly	N/A	N/A	Monthly
Deduction Method	Individual Contract	N/A	N/A	Individual Contract
Financial Statement Line	Statements of Changes in Net Assets, Contract charges	N/A	N/A	Statements of Changes in Net Assets, Contract charges
Rate (Annual)	0.15% - 0.25%	N/A	N/A	0.15% - 0.25%

SA-57

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 3 - Expenses and Related Party Transactions (Continued)

A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8% of the amount surrendered or redeemed.

Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

There are other fees and charges that may be assessed at the discretion of FAFLIC, in accordance with Contract terms.

SA-58

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 4 - Changes In Units Outstanding

The changes in units outstanding were as follows:

	2024			2023
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Sub-Account	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB VPS Discovery Value Portfolio	3,310	(4,098)	(788)	1,638	(2,620)	(982)
AB VPS Large Cap Growth Portfolio	24,306	(29,604)	(5,298)	13,103	(11,218)	1,885
AB VPS Relative Value Portfolio	840	(45,247)	(44,407)	1,928	(6,339)	(4,411)
AB VPS Sustainable Global Thematic Portfolio	-	(2,426)	(2,426)	-	(1)	(1)
Alger Capital Appreciation Portfolio	19	(7,472)	(7,453)	36	(6)	30
Alger Mid Cap Growth Portfolio	-	(2,060)	(2,060)	-	(2)	(2)
Delaware VIP International Series (b)	538	(43,613)	(43,075)	2,348	(5,198)	(2,850)
DWS Capital Growth VIP	323	(5,363)	(5,040)	196	(2,592)	(2,396)
DWS CROCI® U.S. VIP	434	(5,593)	(5,159)	3,116	(3,256)	(140)
Eaton Vance VT Floating-Rate Income Fund	17,915	(14,562)	3,353	1,322	(2,326)	(1,004)
Fidelity VIP Asset Manager℠ Portfolio	209	(20,664)	(20,455)	353	(7,331)	(6,978)
Fidelity VIP Contrafund® Portfolio	6,064	(7,790)	(1,726)	6,736	(5,788)	948
Fidelity VIP Equity-Income Portfolio	3,428	(47,578)	(44,150)	12,615	(31,163)	(18,548)
Fidelity VIP Growth Opportunities Portfolio	8,084	(94,872)	(86,788)	8,816	(827)	7,989
Fidelity VIP Growth Portfolio	1,629	(53,111)	(51,482)	8,747	(26,806)	(18,059)
Fidelity VIP High Income Portfolio	7,019	(27,845)	(20,826)	26,912	(12,634)	14,278
Fidelity VIP Mid Cap Portfolio	-	(7,672)	(7,672)	6,423	(3,706)	2,717
Fidelity VIP Overseas Portfolio	3,022	(26,639)	(23,617)	11,163	(13,869)	(2,706)
Fidelity VIP Value Strategies Portfolio	2,556	(3,749)	(1,193)	17,223	(3,497)	13,726
FT VIP Franklin Growth and Income VIP Fund	1,894	(3,910)	(2,016)	893	(522)	371
FT VIP Franklin Large Cap Growth VIP Fund	-	(1)	(1)	-	-	-
FT VIP Franklin Mutual Shares VIP Fund	860	(9,749)	(8,889)	1,239	(3,494)	(2,255)
FT VIP Franklin Small-Mid Cap Growth VIP Fund	3,195	(5,234)	(2,039)	1,837	(2,215)	(378)
FT VIP Templeton Foreign VIP Fund	13,966	(9,380)	4,586	4,558	(2,190)	2,368
FT VIP Templeton Growth VIP Fund	40	(3,907)	(3,867)	62	(3)	59

(b) Merger. See Note 1.

SA-59

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 4 - Changes In Units Outstanding (Continued)

	2024			2023
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Sub-Account	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Goldman Sachs VIT Core Fixed Income Fund	39,239	(53,581)	(14,342)	29,457	(7,326)	22,131
Goldman Sachs VIT Government Money Market Fund	174,549	(645,673)	(471,124)	4,040,834	(359,732)	3,681,102
Goldman Sachs VIT International Equity Insights Fund	5,391	(29,809)	(24,418)	20,004	(21,054)	(1,050)
Goldman Sachs VIT Mid Cap Growth Fund	1,908	(15,304)	(13,396)	2,494	(11,691)	(9,197)
Goldman Sachs VIT Mid Cap Value Fund	486	(19,344)	(18,858)	2,884	(18,729)	(15,845)
Goldman Sachs VIT Strategic Growth Fund	659	(41,826)	(41,167)	3,725	(32,490)	(28,765)
Goldman Sachs VIT U.S. Equity Insights Fund	769	(37,646)	(36,877)	3,304	(25,651)	(22,347)
Invesco V.I. American Franchise Fund	36	(1,654)	(1,618)	395	(1,478)	(1,083)
Invesco V.I. American Value Fund	-	(495)	(495)	15	(194)	(179)
Invesco V.I. Capital Appreciation Fund	-	(145)	(145)	-	(352)	(352)
Invesco V.I. Conservative Balanced Fund (b)	56	(3,386)	(3,330)	132	(219)	(87)
Invesco V.I. Core Equity Fund	2,138	(17,734)	(15,596)	838	(1,648)	(810)
Invesco V.I. Discovery Mid Cap Growth Fund	-	(783)	(783)	817	(685)	132
Invesco V.I. Equity and Income Fund (c)	564	(1)	563	-	-	-
Invesco V.I. EQV International Equity Fund	-	(2,687)	(2,687)	-	(3)	(3)
Invesco V.I. Global Fund	3,054	(5,897)	(2,843)	1,303	(1,630)	(327)
Invesco V.I. Global Strategic Income Fund	1,839	(1,298)	541	292	(939)	(647)
Invesco V.I. Health Care Fund	1,401	(6,157)	(4,756)	1,473	(2,366)	(893)
Invesco V.I. Main Street Fund®	58	(2,311)	(2,253)	105	(238)	(133)
Janus Henderson Research Portfolio	920	(4,192)	(3,272)	1,330	(1,415)	(85)
LVIP BlackRock Global Allocation Fund	5	(1,148)	(1,143)	12	(867)	(855)
LVIP Macquarie Limited Term Diversified Income Fund (a)	1,120	(128,244)	(127,124)	1,747	(3,072)	(1,325)
LVIP Macquarie U.S. REIT Fund (a)	16	(3,150)	(3,134)	24	(2)	22

(a) Name change. See Note 1.
(b) Merger. See Note 1.
(c) Investment addition. See Note 1.

SA-60

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 4 - Changes In Units Outstanding (Continued)

	2024			2023
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Sub-Account	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
LVIP Macquarie Value Fund (a)	2,057	(3,831)	(1,774)	1,418	(2,368)	(950)
LVIP Macquarie High Yield Fund (a)	1,346	(5,810)	(4,464)	159	(2,182)	(2,023)
LVIP Macquarie SMID Cap Core Fund Service Class (a)	353	(1,067)	(714)	349	(1,356)	(1,007)
LVIP Macquarie SMID Cap Core Fund Standard Class (a)	10	(2,994)	(2,984)	71	(252)	(181)
LVIP Macquarie U.S. Growth Fund (a)	10	(2,305)	(2,295)	38	(634)	(596)
Macquarie VIP Emerging Markets Series (a)	-	(425)	(425)	-	(1)	(1)
Macquarie VIP International Core Equity Series (c)	43,408	(3,471)	39,937	-	-	-
Macquarie VIP Small Cap Value Series (a)	-	(478)	(478)	135	(30)	105
MFS® Mid Cap Growth Series	344	(386)	(42)	817	(204)	613
MFS® New Discovery Series	1,508	(3,533)	(2,025)	712	(1,024)	(312)
MFS® Total Return Series	18,853	(8,755)	10,098	2,267	(4,761)	(2,494)
MFS® Utilities Series	693	(1,724)	(1,031)	533	(5,807)	(5,274)
T. Rowe Price International Stock Portfolio	7,391	(8,885)	(1,494)	22,910	(16,269)	6,641

(a) Name change. See Note 1.
(c) Investment addition. See Note 1.

SA-61

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 5 - Purchases and Sales of Investments

The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2024 were as follows:

Investment Portfolios	Purchases	Sales
AB VPS Discovery Value Portfolio	$33,849	$22,987
AB VPS Large Cap Growth Portfolio	112,364	111,972
AB VPS Relative Value Portfolio	50,379	185,544
AB VPS Sustainable Global Thematic Portfolio	-	5,010
Alger Capital Appreciation Portfolio	77	41,643
Alger Mid Cap Growth Portfolio	-	7,022
Delaware VIP International Series (b)	13,464	437,363
DWS Capital Growth VIP	15,718	15,037
DWS CROCI® U.S. VIP	3,351	16,270
Eaton Vance VT Floating-Rate Income Fund	30,891	23,353
Fidelity VIP Asset Manager℠ Portfolio	13,189	96,251
Fidelity VIP Contrafund® Portfolio	223,074	70,755
Fidelity VIP Equity-Income Portfolio	278,733	461,061
Fidelity VIP Growth Opportunities Portfolio	45,923	560,102
Fidelity VIP Growth Portfolio	1,677,017	946,972
Fidelity VIP High Income Portfolio	57,036	86,498
Fidelity VIP Mid Cap Portfolio	70,632	52,445
Fidelity VIP Overseas Portfolio	64,952	105,731
Fidelity VIP Value Strategies Portfolio	27,589	18,074
FT VIP Franklin Growth and Income VIP Fund	14,251	16,607
FT VIP Franklin Large Cap Growth VIP Fund	262	36
FT VIP Franklin Mutual Shares VIP Fund	8,453	28,787
FT VIP Franklin Small-Mid Cap Growth VIP Fund	6,810	19,857
FT VIP Templeton Foreign VIP Fund	27,447	18,547
FT VIP Templeton Growth VIP Fund	162	8,672
Goldman Sachs VIT Core Fixed Income Fund	102,540	120,453
Goldman Sachs VIT Government Money Market Fund	489,241	901,654
Goldman Sachs VIT International Equity Insights Fund	62,771	86,879
Goldman Sachs VIT Mid Cap Growth Fund	219,339	238,095
Goldman Sachs VIT Mid Cap Value Fund	136,377	239,106
Goldman Sachs VIT Strategic Growth Fund	409,632	508,413
Goldman Sachs VIT U.S. Equity Insights Fund	427,635	375,912
Invesco V.I. American Franchise Fund	64	9,388
Invesco V.I. American Value Fund	4,272	8,607
Invesco V.I. Capital Appreciation Fund	-	1,812
Invesco V.I. Conservative Balanced Fund (b)	231	5,927
Invesco V.I. Core Equity Fund	20,920	45,862
Invesco V.I. Discovery Mid Cap Growth Fund	-	11,391
Invesco V.I. Equity and Income Fund (c)	5,965	66
Invesco V.I. EQV International Equity Fund	-	5,071
Invesco V.I. Global Fund	29,663	30,474

(b) Merger.  See Note 1.

(c) Investment addition.  See Note 1.

SA-62

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 5 - Purchases and Sales of Investments (Continued)

Investment Portfolios	Purchases	Sales
Invesco V.I. Global Strategic Income Fund	$1,617	$958
Invesco V.I. Health Care Fund	4,222	23,913
Invesco V.I. Main Street Fund®	7,861	11,298
Janus Henderson Research Portfolio	15,544	19,578
LVIP BlackRock Global Allocation Fund	1,976	14,155
LVIP Macquarie Limited Term Diversified Income Fund (a)	2,790	250,371
LVIP Macquarie U.S. REIT Fund (a)	278	17,472
LVIP Macquarie Value Fund (a)	37,702	37,941
LVIP Macquarie High Yield Fund (a)	9,089	20,199
LVIP Macquarie SMID Cap Core Fund Service Class (a)	10,852	6,375
LVIP Macquarie SMID Cap Core Fund Standard Class (a)	21,575	45,216
LVIP Macquarie U.S. Growth Fund (a)	1,805	9,329
Macquarie VIP Emerging Markets Series (a)	-	1,311
Macquarie VIP International Core Equity Series (c)	439,701	38,320
Macquarie VIP Small Cap Value Series (a)	6,953	8,066
MFS® Mid Cap Growth Series	8,730	2,933
MFS® New Discovery Series	5,983	15,226
MFS® Total Return Series	71,333	26,253
MFS® Utilities Series	7,336	9,512
T. Rowe Price International Stock Portfolio	32,527	28,589

(a) Name change. See Note 1.
(c) Investment addition. See Note 1.

SA-63

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 6 - Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the Contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum Contract charges offered by the Separate Account as Contract owners may not have selected all available and applicable Contract options as discussed in Note 3.

Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
AB VPS Discovery Value Portfolio
2024	75,043	4.76	4.76	357,373	0.64	1.45	1.45	8.18	8.18
2023	75,831	4.40	4.40	334,007	0.82	1.45	1.45	15.18	15.18
2022	76,813	3.82	3.82	293,758	0.83	1.45	1.45	(17.14)	(17.14)
2021	78,587	4.61	4.61	362,258	0.61	1.45	1.45	33.62	33.62
2020	81,701	3.45	3.45	281,810	0.81	1.45	1.45	1.47	1.47
AB VPS Large Cap Growth Portfolio
2024	141,625	3.83	3.78	542,722	N/A	1.40	1.45	23.15	23.53
2023	146,923	3.11	3.06	457,061	N/A	1.40	1.45	32.91	32.47
2022	145,038	2.34	2.31	339,644	N/A	1.40	1.45	(29.73)	(29.57)
2021	156,910	3.33	3.28	522,841	N/A	1.40	1.45	26.62	26.64
2020	145,360	2.63	2.59	382,004	N/A	1.40	1.45	33.50	33.51
AB VPS Relative Value Portfolio
2024	241,558	3.58	3.93	950,322	1.27	1.45	1.55	11.18	11.02
2023	285,965	3.22	3.54	1,009,848	1.29	1.45	1.55	9.90	9.94
2022	290,376	2.93	3.22	931,355	1.11	1.45	1.55	(6.09)	(5.57)
2021	302,583	3.12	3.53	1,030,408	0.63	1.40	1.55	25.81	26.07
2020	338,708	2.48	2.80	915,845	1.35	1.40	1.55	1.22	1.08

SA-64

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
AB VPS Sustainable Global Thematic Portfolio
2024	-	2.07	2.07	-	N/A	1.55	1.55	4.02	4.02
2023	2,426	1.99	1.99	4,824	0.03	1.55	1.55	13.71	13.71
2022	2,427	1.75	1.75	4,236	N/A	1.55	1.55	(27.98)	(27.98)
2021	2,428	2.43	2.43	5,911	N/A	1.55	1.55	20.30	20.30
2020	2,429	2.02	2.02	4,901	0.46	1.55	1.55	37.41	37.41
Alger Capital Appreciation Portfolio
2024	-	8.82	5.73	-	N/A	1.40	1.55	45.79	46.17
2023	7,453	6.05	3.92	33,304	N/A	1.40	1.55	41.03	41.01
2022	7,423	4.29	2.78	23,527	N/A	1.40	1.55	(37.55)	(37.39)
2021	7,366	6.87	4.44	37,361	N/A	1.40	1.55	17.24	17.46
2020	7,319	5.86	3.78	31,648	N/A	1.40	1.55	39.52	40.00
Alger Mid Cap Growth Portfolio
2024	-	3.94	3.56	-	N/A	1.40	1.55	19.03	19.46
2023	2,060	3.31	2.98	6,455	N/A	1.40	1.55	21.25	21.14
2022	2,062	2.73	2.46	5,322	N/A	1.40	1.55	(36.95)	(36.92)
2021	2,034	4.33	3.90	8,344	N/A	1.40	1.55	2.61	2.90
2020	2,015	4.22	3.79	8,054	N/A	1.40	1.55	61.69	61.97
Delaware VIP International Series (b)
2024	-	10.00	10.02	-	2.11	1.40	1.45	2.35	2.35
2023	43,075	9.77	9.79	420,938	1.38	1.40	1.45	11.91	12.01
2022	45,925	8.73	8.74	400,896	1.50	1.40	1.45	(18.49)	(18.47)
2021	48,899	10.71	10.72	523,916	0.93	1.40	1.45	5.31	5.41
2020	54,263	10.17	10.17	551,991	N/A	1.40	1.45	1.70	1.70
DWS Capital Growth VIP
2024	77,101	2.75	2.75	211,666	0.19	1.45	1.45	25.00	25.00
2023	82,141	2.20	2.20	180,731	0.07	1.45	1.45	36.65	36.65
2022	84,537	1.61	1.61	136,191	0.09	1.45	1.45	(31.78)	(31.78)
2021	83,411	2.36	2.36	196,864	0.22	1.45	1.45	21.03	21.03
2020	90,614	1.95	1.95	176,748	0.59	1.45	1.45	37.32	37.32

(b) Merger. See Note 1.

SA-65

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
DWS CROCI® U.S. VIP
2024	60,970	2.55	2.55	155,358	1.48	1.45	1.45	15.91	15.91
2023	66,129	2.20	2.20	145,202	1.68	1.45	1.45	19.57	19.57
2022	66,269	1.84	1.84	122,260	1.85	1.45	1.45	(16.74)	(16.74)
2021	70,088	2.21	2.21	155,081	1.93	1.45	1.45	24.86	24.86
2020	73,351	1.77	1.77	129,993	2.48	1.45	1.45	(13.66)	(13.66)
Eaton Vance VT Floating-Rate Income Fund
2024	24,182	1.63	1.63	39,487	7.80	1.45	1.45	5.84	5.84
2023	20,829	1.54	1.54	32,110	8.18	1.45	1.45	9.22	9.22
2022	21,833	1.41	1.41	30,766	4.55	1.45	1.45	(4.08)	(4.08)
2021	24,021	1.47	1.47	35,342	2.89	1.45	1.45	2.08	2.08
2020	23,561	1.44	1.44	33,953	3.38	1.45	1.45	0.70	0.70
Fidelity VIP Asset Manager℠ Portfolio
2024	93,269	4.35	4.35	405,668	2.18	1.45	1.45	6.88	6.88
2023	113,724	4.07	4.07	462,636	2.31	1.45	1.45	11.51	11.51
2022	120,702	3.65	3.65	441,126	2.02	1.45	1.45	(16.28)	(16.28)
2021	129,384	4.36	4.36	564,042	1.55	1.45	1.45	8.46	8.46
2020	133,150	4.02	4.02	535,844	1.27	1.45	1.45	13.24	13.24
Fidelity VIP Contrafund® Portfolio
2024	219,849	7.21	7.21	1,584,193	0.03	1.45	1.45	31.57	31.57
2023	221,575	5.48	5.48	1,214,118	0.27	1.45	1.45	31.10	31.10
2022	220,627	4.18	4.18	921,473	0.25	1.45	1.45	(27.56)	(27.56)
2021	241,828	5.77	5.77	1,394,141	0.03	1.45	1.45	25.71	25.71
2020	298,302	4.59	4.59	1,368,505	0.08	1.45	1.45	28.57	28.57
Fidelity VIP Equity-Income Portfolio
2024	377,933	8.97	8.97	3,390,726	1.71	1.45	1.45	13.69	13.69
2023	422,083	7.89	7.89	3,331,496	1.91	1.45	1.45	8.98	8.98
2022	440,631	7.24	7.24	3,189,299	1.89	1.45	1.45	(6.34)	(6.34)
2021	459,595	7.73	7.73	3,551,457	1.92	1.45	1.45	23.09	23.09
2020	480,085	6.28	6.28	3,014,022	1.80	1.45	1.45	5.19	5.19

SA-66

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Fidelity VIP Growth Opportunities Portfolio
2024	28,978	6.33	6.33	183,293	N/A	1.45	1.45	36.72	36.72
2023	115,766	4.63	4.63	536,291	N/A	1.45	1.45	43.34	43.34
2022	107,777	3.23	3.23	348,647	N/A	1.45	1.45	(39.29)	(39.29)
2021	146,798	5.32	5.32	781,187	N/A	1.45	1.45	9.92	9.92
2020	22,958	4.84	4.84	111,011	N/A	1.45	1.45	65.75	65.75
Fidelity VIP Growth Portfolio
2024	447,532	17.60	17.60	7,876,176	0.00	1.45	1.45	28.47	28.47
2023	499,014	13.70	13.70	6,834,882	0.13	1.45	1.45	34.31	34.31
2022	517,073	10.20	10.20	5,274,645	0.62	1.45	1.45	(25.55)	(25.55)
2021	550,735	13.70	13.70	7,546,041	N/A	1.45	1.45	21.45	21.45
2020	619,885	11.28	11.28	6,994,590	0.08	1.45	1.45	41.71	41.71
Fidelity VIP High Income Portfolio
2024	226,745	2.94	2.94	666,881	5.87	1.45	1.45	7.30	7.30
2023	247,571	2.74	2.74	678,059	5.85	1.45	1.45	8.73	8.73
2022	233,293	2.52	2.52	586,841	4.95	1.45	1.45	(12.50)	(12.50)
2021	254,017	2.88	2.88	731,566	5.36	1.45	1.45	2.86	2.86
2020	259,355	2.80	2.80	725,900	4.99	1.45	1.45	1.45	1.45
Fidelity VIP Mid Cap Portfolio
2024	84,738	6.16	6.16	521,983	0.34	1.45	1.45	15.57	15.57
2023	92,410	5.33	5.33	492,981	0.39	1.45	1.45	12.92	12.92
2022	89,693	4.72	4.72	422,904	0.27	1.45	1.45	(16.16)	(16.16)
2021	93,348	5.63	5.63	525,208	0.29	1.45	1.45	23.46	23.46
2020	125,921	4.56	4.56	573,709	0.41	1.45	1.45	16.33	16.33
Fidelity VIP Overseas Portfolio
2024	259,635	3.42	3.42	888,413	1.59	1.45	1.45	3.32	3.32
2023	283,252	3.31	3.31	936,251	1.05	1.45	1.45	19.06	19.06
2022	285,958	2.78	2.78	795,853	1.08	1.45	1.45	(25.67)	(25.67)
2021	286,097	3.74	3.74	1,069,900	0.53	1.45	1.45	17.98	17.98
2020	299,119	3.17	3.17	948,243	0.43	1.45	1.45	14.03	14.03

SA-67

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Fidelity VIP Value Strategies Portfolio
2024	25,152	4.62	4.62	116,299	0.76	1.45	1.45	7.44	7.44
2023	26,345	4.30	4.30	113,244	1.00	1.45	1.45	18.78	18.78
2022	12,619	3.62	3.62	45,632	0.87	1.45	1.45	(8.59)	(8.59)
2021	12,728	3.96	3.96	50,409	1.27	1.45	1.45	31.56	31.56
2020	12,827	3.01	3.01	38,657	1.05	1.45	1.45	6.36	6.36
FT VIP Franklin Growth and Income VIP Fund
2024	49,080	3.85	3.85	189,101	2.26	1.45	1.45	16.31	16.31
2023	51,096	3.31	3.31	169,319	2.20	1.45	1.45	7.12	7.12
2022	50,725	3.09	3.09	156,498	3.02	1.45	1.45	(8.04)	(8.04)
2021	50,953	3.36	3.36	171,163	2.44	1.45	1.45	23.53	23.53
2020	51,291	2.72	2.72	139,595	3.75	1.45	1.45	3.82	3.82
FT VIP Franklin Large Cap Growth VIP Fund
2024	530	4.86	4.86	2,580	N/A	1.45	1.45	24.30	24.30
2023	531	3.91	3.91	2,074	N/A	1.45	1.45	38.65	38.65
2022	531	2.82	2.82	1,500	N/A	1.45	1.45	(37.47)	(37.47)
2021	532	4.51	4.51	2,400	N/A	1.45	1.45	13.60	13.60
2020	532	3.97	3.97	2,114	N/A	1.45	1.45	42.29	42.29
FT VIP Franklin Mutual Shares VIP Fund
2024	56,620	2.73	3.40	161,153	1.94	1.40	1.55	9.64	9.68
2023	65,509	2.49	3.10	170,448	1.87	1.40	1.55	11.66	11.91
2022	67,764	2.23	2.77	157,615	1.86	1.40	1.55	(8.98)	(8.58)
2021	67,163	2.45	3.03	171,239	2.75	1.40	1.55	17.22	17.44
2020	77,405	2.09	2.58	167,735	2.88	1.40	1.55	(6.28)	(6.52)
FT VIP Franklin Small-Mid Cap Growth VIP Fund
2024	177,996	2.83	2.83	504,548	N/A	1.45	1.45	9.27	9.27
2023	180,035	2.59	2.59	466,400	N/A	1.45	1.45	25.12	25.12
2022	180,413	2.07	2.07	374,184	N/A	1.45	1.45	(34.70)	(34.70)
2021	176,983	3.17	3.17	561,713	N/A	1.45	1.45	8.19	8.19
2020	186,172	2.93	2.93	544,997	N/A	1.45	1.45	52.60	52.60

SA-68

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
FT VIP Templeton Foreign VIP Fund
2024	40,949	1.78	1.56	72,145	2.41	1.40	1.45	(2.73)	(2.50)
2023	36,363	1.83	1.60	65,570	3.23	1.40	1.45	19.61	19.40
2022	33,995	1.53	1.34	51,456	3.05	1.40	1.45	(9.47)	(8.84)
2021	34,256	1.69	1.47	56,961	1.87	1.40	1.45	3.05	2.80
2020	35,045	1.64	1.43	56,840	3.42	1.40	1.45	(2.96)	(2.72)
FT VIP Templeton Growth VIP Fund
2024	-	2.16	2.16	-	1.23	1.40	1.40	3.85	3.85
2023	3,867	2.08	2.08	8,056	3.32	1.40	1.40	18.86	18.86
2022	3,808	1.75	1.75	6,648	0.16	1.40	1.40	(12.50)	(12.50)
2021	3,700	2.00	2.00	7,402	1.10	1.40	1.40	3.63	3.63
2020	3,596	1.93	1.93	6,957	2.66	1.40	1.40	4.32	4.32
Goldman Sachs VIT Core Fixed Income Fund
2024	236,278	2.15	2.15	508,281	3.70	1.45	1.45	(0.46)	(0.46)
2023	250,620	2.16	2.16	542,275	2.81	1.45	1.45	4.35	4.35
2022	228,489	2.07	2.07	474,008	1.46	1.45	1.45	(15.85)	(15.85)
2021	254,936	2.46	2.46	626,014	1.13	1.45	1.45	(3.53)	(3.53)
2020	214,840	2.55	2.55	547,523	2.03	1.45	1.45	8.05	8.05
Goldman Sachs VIT Government Money Market Fund
2024	4,510,646	0.93	0.95	5,799,101	4.80	1.40	1.55	3.33	4.40
2023	4,981,770	0.90	0.91	6,211,514	4.77	1.40	1.55	3.45	2.25
2022	1,300,668	0.87	0.89	1,591,493	1.50	1.40	1.55	0.00	0.00
2021	936,152	0.87	0.89	1,134,495	0.01	1.40	1.55	(1.14)	(1.11)
2020	960,786	0.88	0.90	1,176,888	0.27	1.40	1.55	(2.22)	(1.10)
Goldman Sachs VIT International Equity Insights Fund
2024	314,281	2.51	2.51	790,027	2.69	1.45	1.45	4.15	4.15
2023	338,699	2.41	2.41	816,538	2.48	1.45	1.45	16.43	16.43
2022	339,749	2.07	2.07	701,769	2.92	1.45	1.45	(14.81)	(14.81)
2021	363,553	2.43	2.43	883,098	2.40	1.45	1.45	10.45	10.45
2020	415,459	2.20	2.20	915,860	1.31	1.45	1.45	4.76	4.76

SA-69

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Goldman Sachs VIT Mid Cap Growth Fund
2024	108,523	15.93	15.93	1,728,661	N/A	1.45	1.45	18.53	18.53
2023	121,919	13.44	13.44	1,638,378	N/A	1.45	1.45	16.77	16.77
2022	131,116	11.51	11.51	1,509,347	N/A	1.45	1.45	(27.38)	(27.38)
2021	134,272	15.85	15.85	2,128,197	N/A	1.45	1.45	9.84	9.84
2020	177,024	14.43	14.43	2,553,945	N/A	1.45	1.45	42.31	42.31
Goldman Sachs VIT Mid Cap Value Fund
2024	187,593	11.17	11.17	2,094,859	0.71	1.45	1.45	10.59	10.59
2023	206,451	10.10	10.10	2,085,964	0.73	1.45	1.45	9.43	9.43
2022	222,296	9.23	9.23	2,051,143	0.41	1.45	1.45	(11.51)	(11.51)
2021	237,501	10.43	10.43	2,477,054	0.21	1.45	1.45	28.61	28.61
2020	264,364	8.11	8.11	2,142,694	0.43	1.45	1.45	6.71	6.71
Goldman Sachs VIT Strategic Growth Fund
2024	443,484	12.36	12.36	5,481,699	N/A	1.45	1.45	30.11	30.11
2023	484,651	9.50	9.50	4,602,344	N/A	1.45	1.45	39.71	39.71
2022	513,416	6.80	6.80	3,492,370	N/A	1.45	1.45	(33.66)	(33.66)
2021	528,866	10.25	10.25	5,422,441	N/A	1.45	1.45	19.74	19.74
2020	589,110	8.56	8.56	5,042,069	N/A	1.45	1.45	38.06	38.06
Goldman Sachs VIT U.S. Equity Insights Fund
2024	319,069	9.74	9.74	3,108,678	0.42	1.45	1.45	26.17	26.17
2023	355,946	7.72	7.72	2,749,289	0.46	1.45	1.45	21.77	21.77
2022	378,293	6.34	6.34	2,398,877	0.58	1.45	1.45	(21.05)	(21.05)
2021	402,307	8.03	8.03	3,231,923	0.57	1.45	1.45	27.26	27.26
2020	424,505	6.31	6.31	2,680,146	0.65	1.45	1.45	15.57	15.57
Invesco V.I. American Franchise Fund
2024	60,152	4.27	2.08	238,840	N/A	1.40	1.45	33.02	33.33
2023	61,770	3.21	1.56	184,875	N/A	1.40	1.45	38.96	38.05
2022	62,853	2.31	1.13	135,610	N/A	1.40	1.45	(32.26)	(31.93)
2021	68,220	3.41	1.66	218,147	N/A	1.40	1.45	10.36	10.67
2020	140,808	3.09	1.50	422,493	0.07	1.40	1.45	40.45	40.19

SA-70

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Invesco V.I. American Value Fund
2024	10,009	14.63	14.63	146,480	0.80	1.45	1.45	28.11	28.11
2023	10,504	11.42	11.42	119,907	0.39	1.45	1.45	13.63	13.63
2022	10,683	10.05	10.05	107,332	0.48	1.45	1.45	(4.19)	(4.19)
2021	10,494	10.49	10.49	110,135	0.23	1.45	1.45	4.90	4.90
Invesco V.I. Capital Appreciation Fund
2024	17,402	4.93	4.93	85,873	N/A	1.45	1.45	31.82	31.82
2023	17,547	3.74	3.74	65,658	N/A	1.45	1.45	33.10	33.10
2022	17,899	2.81	2.81	50,329	N/A	1.45	1.45	(31.96)	(31.96)
2021	18,080	4.13	4.13	74,719	N/A	1.45	1.45	20.41	20.41
2020	18,240	3.43	3.43	62,552	N/A	1.45	1.45	34.51	34.51
Invesco V.I. Conservative Balanced Fund (b)
2024	-	1.74	1.74	-	2.41	1.45	1.45	1.75	1.75
2023	3,330	1.71	1.71	5,688	1.75	1.45	1.45	11.04	11.04
2022	3,417	1.54	1.54	5,273	1.11	1.45	1.45	(18.52)	(18.52)
2021	5,859	1.89	1.89	11,056	1.30	1.45	1.45	8.62	8.62
2020	5,890	1.74	1.74	10,225	1.83	1.45	1.45	12.99	12.99
Invesco V.I. Core Equity Fund
2024	65,416	2.54	2.54	166,119	0.70	1.45	1.45	23.90	23.90
2023	81,012	2.05	2.05	166,204	0.74	1.45	1.45	21.30	21.30
2022	81,822	1.69	1.69	138,069	0.88	1.45	1.45	(21.76)	(21.76)
2021	89,478	2.16	2.16	192,825	0.64	1.45	1.45	26.32	26.32
2020	105,057	1.71	1.71	179,840	1.33	1.45	1.45	11.76	11.76
Invesco V.I. Discovery Mid Cap Growth Fund
2024	673	15.81	15.81	10,642	N/A	1.45	1.45	22.18	22.18
2023	1,456	12.94	12.94	18,848	N/A	1.45	1.45	11.17	11.17
2022	1,324	11.64	11.64	15,404	N/A	1.45	1.45	(32.13)	(32.13)
2021	1,250	17.15	17.15	21,436	N/A	1.45	1.45	17.06	17.06
2020	1,319	14.65	14.65	19,323	N/A	1.45	1.45	46.50	46.50

(b) Merger. See Note 1.

SA-71

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Invesco V.I. Equity and Income Fund (c)
2024	564	10.61	10.61	5,981	1.59	1.45	1.45	6.10	6.10
Invesco V.I. EQV International Equity Fund
2024	-	1.82	1.82	-	N/A	1.40	1.40	(0.55)	(0.55)
2023	2,687	1.83	1.83	4,925	0.20	1.40	1.40	16.56	16.56
2022	2,690	1.57	1.57	4,232	1.73	1.40	1.40	(19.49)	(19.49)
2021	2,693	1.95	1.95	5,259	1.28	1.40	1.40	4.28	4.28
2020	2,695	1.87	1.87	5,042	2.44	1.40	1.40	12.65	12.65
Invesco V.I. Global Fund
2024	58,385	4.64	4.64	270,622	N/A	1.45	1.45	14.29	14.29
2023	61,228	4.06	4.06	248,738	N/A	1.45	1.45	32.25	32.25
2022	61,555	3.07	3.07	188,720	N/A	1.45	1.45	(32.82)	(32.82)
2021	61,396	4.57	4.57	280,622	N/A	1.45	1.45	13.40	13.40
2020	63,264	4.03	4.03	254,761	0.42	1.45	1.45	25.55	25.55
Invesco V.I. Global Strategic Income Fund
2024	84,133	0.41	0.41	34,450	2.75	1.45	1.45	2.50	2.50
2023	83,592	0.40	0.40	33,792	N/A	1.45	1.45	5.26	5.26
2022	84,239	0.38	0.38	31,816	N/A	1.45	1.45	(11.63)	(11.63)
2021	82,627	0.43	0.43	35,866	4.25	1.45	1.45	(6.52)	(6.52)
2020	93,851	0.46	0.46	42,865	5.28	1.45	1.45	2.22	2.22
Invesco V.I. Health Care Fund
2024	91,037	3.11	3.11	282,985	N/A	1.45	1.45	2.64	2.64
2023	95,793	3.03	3.03	290,080	N/A	1.45	1.45	1.68	1.68
2022	96,686	2.98	2.98	288,362	N/A	1.45	1.45	(14.61)	(14.61)
2021	99,781	3.49	3.49	348,356	0.21	1.45	1.45	10.79	10.79
2020	103,436	3.15	3.15	326,296	0.30	1.45	1.45	12.50	12.50

(c) Investment addition. See Note 1.

SA-72

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Invesco V.I. Main Street Fund®
2024	17,975	4.42	4.42	79,483	N/A	1.45	1.45	21.43	21.43
2023	20,228	3.64	3.64	73,562	0.50	1.45	1.45	21.33	21.33
2022	20,361	3.00	3.00	61,167	1.13	1.45	1.45	(21.67)	(21.67)
2021	20,525	3.83	3.83	78,509	0.52	1.45	1.45	25.57	25.57
2020	20,769	3.05	3.05	63,360	0.93	1.45	1.45	12.13	12.13
Janus Henderson Research Portfolio
2024	144,168	3.49	3.49	503,575	N/A	1.45	1.45	32.70	32.70
2023	147,440	2.63	2.63	387,241	0.06	1.45	1.45	40.64	40.64
2022	147,525	1.87	1.87	275,288	N/A	1.45	1.45	(31.00)	(31.00)
2021	160,071	2.71	2.71	433,380	0.02	1.45	1.45	18.34	18.34
2020	167,538	2.29	2.29	383,399	0.22	1.45	1.45	30.86	30.86
LVIP BlackRock Global Allocation Fund
2024	4,515	11.76	11.76	53,095	1.17	1.40	1.40	7.99	7.99
2023	5,658	10.89	10.89	61,630	2.69	1.40	1.40	12.04	12.04
2022	6,513	9.72	9.72	63,326	0.36	1.40	1.40	(2.80)	(2.80)
LVIP Macquarie Limited Term Diversified Income Fund (a)
2024	6,803	1.39	2.03	13,808	0.86	1.40	1.55	2.21	3.05
2023	133,927	1.36	1.97	260,927	3.56	1.40	1.55	3.82	3.14
2022	135,252	1.31	1.91	254,565	2.51	1.40	1.55	(5.76)	(5.45)
2021	136,529	1.39	2.02	271,846	1.73	1.40	1.55	(2.11)	(1.94)
2020	139,346	1.42	2.06	283,396	1.80	1.40	1.55	2.16	3.00
LVIP Macquarie U.S. REIT Fund (a)
2024	1,107	4.31	5.75	6,367	1.23	1.40	1.55	6.16	6.28
2023	4,241	4.06	5.41	21,683	3.50	1.40	1.55	10.93	11.09
2022	4,219	3.66	4.87	19,431	3.21	1.40	1.55	(26.51)	(26.32)
2021	4,199	4.98	6.61	26,256	3.02	1.40	1.55	40.68	40.94
2020	4,177	3.54	4.69	18,514	2.13	1.40	1.55	(11.72)	(11.68)

(a) Name change. See Note 1.

SA-73

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
LVIP Macquarie Value Fund (a)
2024	45,733	3.68	8.76	370,775	1.93	1.40	1.55	5.44	5.67
2023	47,507	3.49	8.29	366,832	1.71	1.40	1.55	1.75	1.97
2022	48,457	3.43	8.13	369,411	1.71	1.40	1.55	(4.72)	(4.58)
2021	58,400	3.60	8.52	470,539	5.60	1.40	1.55	20.40	20.68
2020	63,348	2.99	7.06	424,343	2.09	1.40	1.55	(0.99)	(0.98)
LVIP Macquarie High Yield Fund (a)
2024	22,077	3.39	3.39	74,838	5.93	1.40	1.40	5.28	5.28
2023	26,541	3.22	3.22	85,554	6.68	1.40	1.40	11.03	11.03
2022	28,564	2.90	2.90	82,880	6.08	1.40	1.40	(12.65)	(12.65)
2021	30,628	3.32	3.32	101,735	9.70	1.40	1.40	3.43	3.43
2020	33,100	3.21	3.21	106,274	6.13	1.40	1.40	5.59	5.59
LVIP Macquarie SMID Cap Core Fund Service Class (a)
2024	47,356	3.93	3.93	185,945	0.38	1.45	1.45	12.93	12.93
2023	48,070	3.48	3.48	167,456	0.94	1.45	1.45	14.47	14.47
2022	49,077	3.04	3.04	149,413	0.18	1.45	1.45	(15.32)	(15.32)
2021	59,285	3.59	3.59	212,924	0.57	1.45	1.45	20.88	20.88
2020	62,338	2.97	2.97	184,962	0.25	1.45	1.45	9.19	9.19
LVIP Macquarie SMID Cap Core Fund Standard Class (a)
2024	30,011	13.69	13.69	411,000	0.59	1.40	1.40	13.05	13.05
2023	32,995	12.11	12.11	399,469	1.14	1.40	1.40	14.90	14.90
2022	33,176	10.54	10.54	349,792	0.44	1.40	1.40	(14.93)	(14.93)
2021	36,576	12.39	12.39	453,346	0.91	1.40	1.40	21.35	21.35
2020	70,738	10.21	10.21	721,896	0.55	1.40	1.40	9.55	9.55
LVIP Macquarie U.S. Growth Fund (a)
2024	4,615	5.46	4.43	22,741	N/A	1.40	1.55	32.20	32.24
2023	6,910	4.13	3.35	25,068	N/A	1.40	1.55	45.94	46.29
2022	7,506	2.83	2.29	18,741	N/A	1.40	1.55	(28.72)	(28.66)
2021	7,064	3.97	3.21	24,628	N/A	1.40	1.55	16.08	16.30
2020	6,981	3.42	2.76	20,866	N/A	1.40	1.55	41.91	42.27

(a) Name change. See Note 1.

SA-74

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Macquarie VIP Emerging Markets Series (a)
2024	-	3.16	3.16	-	N/A	1.40	1.40	3.61	3.61
2023	425	3.05	3.05	1,297	1.58	1.40	1.40	12.13	12.13
2022	426	2.72	2.72	1,157	4.24	1.40	1.40	(28.61)	(28.61)
2021	426	3.81	3.81	1,622	0.32	1.40	1.40	(4.03)	(4.03)
2020	426	3.97	3.97	1,694	0.76	1.40	1.40	23.29	23.29
Macquarie VIP International Core Equity Series (c)
2024	39,938	9.86	9.86	393,866	1.29	1.40	1.45	(1.40)	(1.40)
Macquarie VIP Small Cap Value Series (a)
2024	11,234	12.39	12.39	139,212	1.34	1.40	1.40	9.74	9.74
2023	11,712	11.29	11.29	132,237	0.95	1.40	1.40	7.93	7.93
2022	11,607	10.46	10.46	121,442	0.84	1.40	1.40	(13.34)	(13.34)
2021	14,280	12.07	12.07	172,366	0.72	1.40	1.40	32.49	32.49
2020	52,561	9.11	9.11	478,677	1.36	1.40	1.40	(3.29)	(3.29)
MFS® Mid Cap Growth Series
2024	26,877	3.93	3.93	105,753	N/A	1.45	1.45	12.61	12.61
2023	26,919	3.49	3.49	93,919	N/A	1.45	1.45	19.11	19.11
2022	26,306	2.93	2.93	76,978	N/A	1.45	1.45	(29.74)	(29.74)
2021	25,613	4.17	4.17	106,804	N/A	1.45	1.45	12.10	12.10
2020	25,564	3.72	3.72	94,989	N/A	1.45	1.45	34.30	34.30
MFS® New Discovery Series
2024	13,330	4.15	4.15	55,256	N/A	1.45	1.45	5.06	5.06
2023	15,355	3.95	3.95	60,685	N/A	1.45	1.45	12.54	12.54
2022	15,667	3.51	3.51	54,989	N/A	1.45	1.45	(31.04)	(31.04)
2021	15,873	5.09	5.09	80,751	N/A	1.45	1.45	0.20	0.20
2020	8,055	5.08	5.08	40,936	N/A	1.45	1.45	43.50	43.50

(a) Name change. See Note 1.
(c) Investment addition. See Note 1.

SA-75

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
MFS® Total Return Series
2024	119,271	2.70	2.70	322,311	2.38	1.45	1.45	5.88	5.88
2023	109,173	2.55	2.55	278,600	1.84	1.45	1.45	8.51	8.51
2022	111,667	2.35	2.35	262,341	1.47	1.45	1.45	(10.98)	(10.98)
2021	116,616	2.64	2.64	308,324	1.60	1.45	1.45	11.86	11.86
2020	123,918	2.36	2.36	292,043	2.09	1.45	1.45	8.26	8.26
MFS® Utilities Series
2024	14,044	5.71	5.71	80,143	2.09	1.45	1.45	9.81	9.81
2023	15,075	5.20	5.20	78,406	3.06	1.45	1.45	(3.70)	(3.70)
2022	20,349	5.40	5.40	109,954	2.24	1.45	1.45	(1.10)	(1.10)
2021	20,131	5.46	5.46	109,842	1.28	1.45	1.45	12.35	12.35
2020	30,377	4.86	4.86	147,764	2.25	1.45	1.45	4.07	4.07
T. Rowe Price International Stock Portfolio
2024	157,708	2.67	2.67	420,580	0.94	1.45	1.45	1.91	1.91
2023	159,202	2.62	2.62	417,274	1.03	1.45	1.45	14.41	14.41
2022	152,561	2.29	2.29	349,048	0.77	1.45	1.45	(17.03)	(17.03)
2021	158,682	2.76	2.76	437,584	0.59	1.45	1.45	0.00	0.00
2020	162,410	2.76	2.76	448,523	0.51	1.45	1.45	12.65	12.65

SA-76

Separate Account VA-K

Notes To Financial Statements

December 31, 2024

Note 6 - Financial Highlights (Continued)

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk fees, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income ratio has not been annualized for periods less than one year.

(2)	These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4)    Investment income ratios for closed or liquidated Sub-Accounts with periods less than one year are calculated using the average net assets for the period. Expense ratios for closed or liquidated Sub-Accounts with periods less than one year have been annualized. Total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the final unit values.

(5)	The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

SA-77

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

STATUTORY FINANCIAL STATEMENTS as of December 31, 2024 and 2023 and for the years ended December 31, 2024 and 2023 and Supplemental Information as of and for the Year Ended December 31, 2024

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Index to Statutory Financial Statements

Independent Auditor's Report	3
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	6
Statutory Statements of Operations	7
Statutory Statements of Changes in Capital and Surplus	8
Statutory Statements of Cash Flows	9
Notes to Statutory Financial Statements – Statutory Basis	11

Supplemental Information	67
Supplemental Schedule of Selected Statutory Financial Data	68
Supplemental Schedule of Investment Risks Interrogatories	71
Summary Investment Schedule	76
Supplemental Schedule of Reinsurance Disclosures	78

Deloitte & Touche LLP 115 Federal Street, Winthrop Center Floors 12-15 Boston, MA 02110 USA

Tel: + 1 617 437 2000
Fax: + 1 617 437 2111

www.deloitte.com

INDEPENDENT AUDITOR’S REPORT

To the Audit Committee of Global Atlantic Financial Group LLC

Opinions

We have audited the statutory financial statements of First Allmerica Financial Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flows for the years then ended, and the related notes to the statutory financial statements (collectively referred to as the "statutory financial statements").

Unmodified Opinion on Statutory Accounting

In our opinion, the accompanying statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Account Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Division of Insurance of the Commonwealth of Massachusetts. The effects on the statutory financial statements of the variances between the statutory accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not readily determinable, are presumed to be material and pervasive.

Emphasis of Matter

As discussed in Note 1 to the statutory financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. Our opinion is not modified with respect to this matter.

Responsibilities of Management for the Statutory Financial Statements

Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the statutory financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2024 audit was conducted for the purpose of forming an opinion on the 2024 statutory financial statements as a whole. The supplemental schedule of selected statutory financial data, the supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2024, are presented for purposes of additional analysis and are not a required part of the 2024 statutory financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2024 statutory financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2024 statutory financial statements as a whole.

April 9, 2025

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, CAPITAL AND SURPLUS

As of December 31, 2024 and 2023

(Dollars in thousands, except share data)	Notes	2024	2023
ASSETS
Bonds	3,4	$9,029,595	$10,843,454
Common stock		5,000	3,091
Mortgage loans	3,4	3,698,031	1,281,913
Other invested assets including receivables for securities	3,4	253,491	122,331
Cash and short-term investments	3,4	519,468	1,841,280
Policy loans	3,4	551,782	536,813
Derivatives	3,4	21,106	—
Subtotal, cash and invested assets		14,078,473	14,628,882
Investment income due and accrued		128,996	139,131
Deferred and uncollected premiums	8	1,616	1,819
Reinsurance receivable and funds withheld receivable		742,676	796,888
Net deferred tax asset	6	17,856	17,657
Current federal and foreign income tax recoverable		55,007	30,885
Other assets	15	15,665	15,699
Separate account assets	16	121,401	113,751
Total admitted assets		$15,161,690	$15,744,712

LIABILITIES
Aggregate reserve for life policies and contracts		$1,922,049	$1,875,646
Deposit funds and other contract liabilities		266,842	286,323
Policy and contract claims		16,239	17,836
Dividends payable to policyholders		358	365
Reinsurance payable		12,608,332	13,241,875
General expenses and commissions payable		3,454	12,303
Transfers to separate accounts due or accrued		(1,251)	(1,644)
Payable to parent, subsidiaries, and affiliate		1,035	6,054
Asset valuation reserve		63,652	39,087
Derivative collateral	3,4	3,340	—
Other liabilities	15	19,344	17,744
Separate account liabilities	16	121,401	113,751
Total liabilities		$15,024,795	$15,609,340

CAPITAL AND SURPLUS
Common stock, $10 par value, 1,000,000 shares authorized, 500,001 shares issued and outstanding		5,000	5,000
Paid in surplus		349,062	349,062
Unassigned surplus ( deficit)		(228,931)	(230,727)
Special contingency reserves		2,250	2,250
Admitted disallowed IMR		9,514	9,787
Total capital and surplus		$136,895	$135,372
Total liabilities, capital, and surplus		$15,161,690	$15,744,712

The accompanying notes are an integral part of these financial statements

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)	Notes	2024	2023
REVENUE
Premiums and annuity considerations		$126,030	$1,017,330
Considerations for supplementary contracts		77	49
Net investment income	3	812,203	364,927
Amortization of interest maintenance reserve	3	(4,368)	(1,111)
Investment management and administration fees from separate accounts		31,941	22,405
Commissions and expense allowance on reinsurance ceded		117,843	1,812,163
Policyholder fee income		29,759	21,699
Other income		108,128	64,023
Funds withheld net investment income / (loss)		3,471	(4,498)
Total revenue		$1,225,084	$3,296,987

BENEFITS AND EXPENSES
Benefits paid or provided for:
Surrender benefits		$100,095	$114,804
Annuity payments		53,396	30,064
Death benefits		11,803	12,449
Disability benefits		62	66
Interest and adjustments on deposit-type contract funds		(1,458)	3,140
Change in policy reserves		46,403	895,809
Total benefits		210,301	1,056,332
Change in loading expenses	8	222	112
Commissions and expense allowances		115,769	1,900,674
General insurance expenses		16,013	11,970
Insurance taxes, licenses and fees		3,376	2,833
Expense as a result of reinsurance		900,282	354,576
Other expenses	15	1,838	1,775
Net transfers to/(from) separate accounts	16	343	(11,861)
Total benefits and expenses		$1,248,144	$3,316,411
Net (loss) / gain from operations before dividends, federal income taxes and realized capital gains/(losses)		(23,060)	(19,424)
Dividends to policyholders		92	93
Net (loss) / gain from operations before federal income taxes and realized capital gains/(losses)		(23,152)	(19,517)
Federal and foreign income tax expense (benefit)	6	(54,256)	(36,369)
Net (loss) / gain from operations before realized capital gains/(losses)		31,104	16,852
Net realized capital gains/(losses), net of tax and transfers to interest maintenance reserve	3	(278)	(9,280)
Net income/(loss)		$30,826	$7,572

The accompanying notes are an integral part of these financial statements

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)	Common Stock	Paid in Surplus	Special Contingency Reserve	Other	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2022	$5,000	$147,062	$2,250	$—	$(64,641)	$89,671

Net income	—	—	—	—	7,572	7,572
Change in net unrealized capital gains	—	—	—	—	(1,772)	(1,772)
Change in net deferred income tax	—	—	—	—	(8,803)	(8,803)
Change in asset valuation reserve	—	—	—	—	(16,544)	(16,544)
Change in non-admitted assets	—	—	—	—	(159,380)	(159,380)
Change as a result of reinsurance	—	—	—	—	22,464	22,464
Additional paid in capital	—	202,000	—	—	—	202,000
Prior year reserve correction	—	—	—	—	164	164
Balance at December 31, 2023	5,000	349,062	2,250	—	(220,940)	135,372

Net income	—	—	—	—	30,826	30,826
Change in net unrealized capital gains	—	—	—	—	(4,523)	(4,523)
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	—	(346)	(346)
Change in net deferred income tax	—	—	—	—	(22,115)	(22,115)
Change in asset valuation reserve	—	—	—	—	(24,565)	(24,565)
Change in non-admitted assets	—	—	—	—	38,386	38,386
Change in unauthorized reinsurance	—	—	—	—	(3)	(3)
Change as a result of reinsurance	—	—	—	—	(15,056)	(15,056)
Other changes to capital and surplus	—	—	—	9,514	(9,514)	—
Prior year reserve correction	—	—	—	—	(1,081)	(1,081)
Balance at December 31, 2024	$5,000	$349,062	$2,250	$9,514	$(228,931)	$136,895

The accompanying notes are an integral part of these financial statements

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)	2024	2023
CASH FROM OPERATIONS
Premiums and annuity considerations	$141,020	$857,386
Net investment income	732,678	331,710
Funds withheld net investment income	2,186	6,808
Other (loss) / income	124,020	567,757
Claims, surrenders and other benefits	(125,637)	70,686
Commissions and expenses paid	(1,048,219)	(583,554)
Net transfers from separate accounts	50	12,241
Dividends to policyholders	(99)	(102)
Federal income taxes (paid) / recovered	(551)	(138,888)
Net cash provided by operations	(174,552)	1,124,044

CASH FROM INVESTMENTS
Proceeds from investments sold, matured or repaid
Bonds	8,434,009	4,199,440
Mortgage loans	252,407	100,221
Other invested assets	25,361	20,591
Net gains or (losses) on cash, cash equivalents, and short-term investments	497	—
Miscellaneous proceeds	95,275	—
Total investment proceeds	8,807,549	4,320,252
Cost of investments acquired
Bonds	(6,460,964)	(2,918,194)
Stocks	(1,909)	(1,546)
Mortgage loans	(2,664,383)	(1,113,878)
Other invested assets	(204,342)	(43,776)
Miscellaneous applications	(19,112)	(97,643)
Total cost of investments acquired	(9,350,710)	(4,175,037)
Net change in policy loans	(13,140)	(2,311)
Net cash (used in) / from investments	(556,301)	142,904

CASH FROM FINANCING AND OTHER SOURCES
Net withdrawals on deposit type contracts and other liabilities	(19,480)	13,603
Capital and paid in surplus, less treasury stock	—	202,000
Net change in fund held for reinsurers	(577,244)	(59,587)
Other cash provided / (applied)	5,765	26,338
Net cash (used in) / provided by financing and other sources	(590,959)	182,354

Net change in cash and short-term investments	(1,321,812)	1,449,302
Beginning of the year	1,841,280	391,978
End of the year	$519,468	$1,841,280

The accompanying notes are an integral part of these financial statements

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

STATEMENTS OF CASH FLOWS - STATUTORY BASIS (Continued)

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)	2024	2023
SUPPLEMENTAL SCHEDULE OF NON-CASH OPERATING ACTIVITIES
Non-cash premiums assumed from reinsurance transactions	—	(9,731,007)
Non-cash accrued investment income assumed to settle reinsurance transactions	—	67,800
Non-cash assumed commissions	—	1,748,112
Non-cash premiums ceded from reinsurance transactions	—	9,552,044
Non-cash ceded commissions	—	(1,225,380)

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES
Non-cash bonds received to settle reinsurance transactions	—	7,358,807
Non-cash mortgages received to settle reinsurance transactions	—	111,246
Assumed contract loans from reinsurance transactions	—	445,042
Non cash investment transactions - bonds	123,228	16,952
Non cash investment transactions - mortgages	44,893	12,820
Non cash investment transactions - other invested assets	3,187	696
Paid in kind interest - bonds	6,156	—
Paid in kind interest - mortgages	6,207	—
Paid in kind interest - other invested assets	1,400	—

SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES
Non-cash funds withheld payable and deposit assets on reinsurance ceded	—	(8,326,664)

The accompanying notes are an integral part of these financial statements

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

1.	ORGANIZATION AND NATURE OF OPERATIONS

First Allmerica Financial Life Insurance Company, a Massachusetts domiciled life insurance company (the Company), is a wholly owned subsidiary of Commonwealth Annuity and Life Insurance Company, a Massachusetts domiciled life insurance company (Commonwealth Annuity), which in turn is a wholly owned indirect subsidiary of The Global Atlantic Financial Group LLC, a Bermuda company (Global Atlantic, which shall mean The Global Atlantic Financial Group LLC and, unless otherwise indicated or the context otherwise requires, its applicable subsidiaries). Global Atlantic is majority owned by KKR & Co. Inc (KKR).

On February 1, 2021, KKR & Co. Inc. (“KKR”) indirectly acquired a majority interest in the Company following the merger of Global Atlantic Financial Group Limited (“GAFGL”) and Magnolia Merger Sub Limited, with GAFGL as the surviving entity of the merger transaction. Prior to the merger transaction, Magnolia Merger Sub Limited was a Bermuda exempted company, a direct wholly owned subsidiary of Magnolia Parent LLC (now known as The Global Atlantic Financial Group LLC or “TGAFGL”) and an indirect subsidiary of KKR. Accordingly, TGAFGL is now the holding company of GAFGL and KKR is deemed the ultimate controlling person of FAFLIC

On January 2, 2024, KKR acquired all the remaining equity interests in Global Atlantic that KKR did not already own. As of January 2, 2024, KKR owns 100.0% of Global Atlantic.

The Company insures and reinsures blocks of traditional life insurance, universal life insurance, fixed annuities, group retirement products, variable annuities, variable universal life insurance, and an exited accident and health (A&H) business with external parties as well as affiliates. The results of operations may not be indicative of a stand alone entity.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts (MADOI), which differ in some respects from accounting principles generally accepted in the United States of America (GAAP). Prescribed statutory accounting practices (SAP) include publications of the National Association of Insurance Commissioners “Accounting Practices and Procedures Manual” (NAIC SAP), state laws, regulations and general administrative rules. The more significant of these differences are as follows:

●	Bonds which are “available-for-sale” or “trading” are carried at fair value under GAAP, and are carried at amortized cost under NAIC SAP, except for bonds in or near default which are carried at the lower of fair value or amortized cost under NAIC SAP;

●	Derivatives for which the Company employs fair value accounting are carried at fair value. However, changes in unrealized capital gains and losses are not recognized in net income, but as changes to surplus;

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

●	The Asset Valuation Reserve (AVR) is required under NAIC SAP to offset potential credit-related investment losses on bonds, mortgage loans, stocks, real estate, and other invested assets. The AVR is recorded as a liability with changes in the reserve accounted for as direct increases or decreases in surplus. Under GAAP, no such reserve is required;

●	The Interest Maintenance Reserve (IMR) is required under NAIC SAP to defer recognition of realized gains and losses (net of applicable federal income taxes) on short and long term fixed income investments resulting from interest rate changes. The deferred gain and loss is amortized over the expected remaining life (maturity) of the investment sold. In the event that realized capital losses exceed gains on a cumulative basis, negative IMR is reclassified to Other Assets on the Statement of Admitted Assets and Liabilities and admitted to extent that it is within 10% of an adjusted surplus. Any admitted balance is presented as "admitted disallowed IMR" in the sections of Surplus and is excluded from Unassigned surplus for the purposes of establishing level of dividends which may be paid by the Company. Under GAAP, no such reserve is required;

●	Policy acquisition costs, such as commissions, and other costs that are directly related to the successful efforts of acquiring new business are deferred under GAAP. Under NAIC SAP, such items are recorded as expenses when incurred;

●	Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions under NAIC SAP, except under certain principles-based reserve methodologies. With respect to variable annuities, VM-21 prescribes various approaches for setting assumptions related to policyholder and economic behavior that can vary by reserve component (Stochastic Reserve and Standard Projection Amount). With respect to life insurance products, valuation assumptions are prudent estimates used in determining Stochastic and Deterministic reserve components as prescribed by VM-20. In all cases the Company follows these prescribed practices. Under US GAAP, reserves and related balances are generally calculated using assumptions that are based on best estimates, which in some cases require appropriate adjustments that are required under certain FASB Accounting Standards. Effective January 1, 2023, public company reporting for long duration insurance contracts changed under the new long duration targeted improvements (LDTI) insurance accounting standard. LDTI requires the unlocking of assumptions for traditional life and limited pay contracts, requiring more frequent update to best estimates

●	Under NAIC SAP, amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective policyholder liabilities. Under GAAP, amounts recoverable from reinsurers for unpaid losses are recorded as assets and not offset against the respective policyholder liabilities. Reinsurance balance amounts deemed to be uncollectible are written off through a charge to operations. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings;

●	Deferred income taxes, which provide for book/tax temporary differences, are charged directly to unassigned surplus under NAIC SAP, whereas under GAAP, they are included as a component of net income. Deferred tax assets are also subject to an admissibility test under NAIC SAP;

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

●	Under NAIC SAP, certain items are designated as “non-admitted” assets (such as furniture and equipment, prepaid expenses, bills receivable, computer system software, and agents’ balance, etc.) and are excluded from assets by a direct charge to surplus. Under GAAP, such assets are carried on the balance sheet with appropriate valuation allowances;

●	Under GAAP acquisition accounting, an intangible asset can be assigned a value representing the cost to duplicate, create or replace the asset, assigned a finite life, and amortized accordingly. NAIC SAP does not recognize this type of transaction but recognizes any amount paid in excess of the subsidiary’s underlying statutory capital and surplus as unamortized goodwill on the parent company’s books. Goodwill is then amortized into unrealized capital gains and losses, on a straight line basis for a period which the acquiring entity benefits economically, not to exceed 10 years;

●	Under GAAP accounting, the Company’s assets and liabilities were remeasured at fair value upon the close of the KKR acquisition. This resulted in the recognition of Value of Business Acquired (VOBA), which is generally amortized on a constant level basis using policy count over the estimated lives of the contracts, and goodwill, which is not amortized but assessed for impairment annually or more frequently if circumstances indicate impairment may have occurred, for GAAP. There was no such remeasurement of assets and liabilities for Statutory reporting. Under NAIC SAP, consideration in excess of the net book value of business acquired is recognized as a ceding commission. Ceding commission expenses are recognized in income on the date of the transaction. Ceding commission revenues are recognized as a separate surplus item on a net of tax basis and are subsequently amortized into income as earnings from the business emerge;

●	Under NAIC SAP, revenues for annuity contracts and universal life policies consist of the entire premium received, and benefits incurred represent the total of death benefits paid, surrenders (net of surrender charges), and the change in policy reserves. Under GAAP, premiums received for annuity contracts and universal life that do not include significant mortality risk would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Charges for mortality expenses and surrenders for both types of policies would be recognized as revenue under GAAP;

●	Policyowner dividends are recognized when declared under NAIC SAP rather than over the term of the related policies as required by GAAP;

●	Under GAAP the Company has elected to carry the funds withheld assets at fair value while for statutory treatment the Company carries the funds withheld assets at amortized cost;

●	Under NAIC SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less;

●	Investments in subsidiaries where the Company has the ability to exercise control are consolidated for GAAP reporting. Under NAIC SAP, the equity value of subsidiaries is recorded as other invested assets and investments in common stocks of affiliated entities;

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

●	Bond portfolios and associated liabilities comprising guaranteed separate accounts, also referred to as market value adjusted annuities, are included in separate accounts for NAIC SAP, whereas these are classified under the Company’s general account under GAAP.

The effects on the financial statements of the variances between statutory and GAAP, although not readily determinable, are presumed to be material.

Use of Estimates

The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ significantly from those estimates. Significant estimates included in the accompanying statutory basis financial statements are assumptions and judgments utilized in determining if declines in fair values of investments are other-than-temporary, valuation methods for infrequently traded securities and private placements, policy liabilities, accruals relating to legal and administrative proceedings and estimates to establish the reserves for future policy benefits.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Investments

Bonds

The NAIC classifies bonds into six quality categories and 20 subcategories. These categories range from 1A (the highest) to 5C (the lowest) for non-defaulted bonds, and category 6 for bonds in and near default. Bonds in default are required to be carried at the lower of amortized cost or NAIC fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Bonds and preferred stocks, excluding loan-backed and structured securities (LBASS), are stated at amortized cost using the modified scientific method, or fair value in accordance with the “Purposes and Procedures Manual (P & P Manual) of the NAIC Capital Markets and Investment Analysis Office” (CMIAO). Fair values are measured in accordance with the Statements of Statutory Accounting Principles (SSAP) No. 100 Fair Value Measurements (SSAP No.100). Short-term investments are highly liquid investments readily convertible to cash, with maturities of greater than 90 days and less than one year at time of purchase and are reported at amortized cost.

LBASS are stated at amortized cost or fair value in accordance with the P & P Manual of the CMIAO. Prepayment assumptions are primarily obtained from external sources or internal estimates, and are consistent with the current interest rate and economic environment. The prospective adjustment method is used on most non-agency LBASS. Fair values are based on quoted market prices. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models, based on discounted cash flow analysis. The Company reviews securities at least quarterly for other-than-temporary impairments (OTTI) using current cash flow assumptions.

The NAIC has contracted with Blackrock for non-agency Residential Mortgage Backed Securities (RMBS) and Commercial Mortgage Backed Securities (CMBS), to provide expected loss information, which the Company must use to determine the appropriate NAIC designations for accounting, and risk-based capital (RBC) calculations.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value.

Commercial mortgage loans (CMLs) acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the United States. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Financial Instruments and Derivatives

In the normal course of business, the Company enters into transactions involving various types of financial instruments including derivatives. Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter (OTC) derivatives, or they may be listed and traded on an exchange (exchange-traded). Exchange-traded equity futures are transacted through a regulated exchange. From time to time, futures contracts are terminated. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

The Company primarily uses derivatives to hedge its exposure to indexed universal life insurance products with potential growth in interest linked to market indexes. OTC call options and call spreads are purchased to hedge the growth in interest credited to the customer as a direct result of increases in the related indices. Upon exercise, the Company will receive the fair value of the call options and call spreads. In accordance with SSAP No. 86, Derivatives (SSAP No. 86), the Company has elected to account for these derivatives using the fair value method of accounting. Under such treatment, the derivatives are marked to market, with changes in fair value recorded as unrealized investment gains or losses. Upon termination, the unrealized investment gains and losses are reclassified to realized gains and losses in earnings. The Company values the OTC options utilizing the Black-Scholes and Heston models. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. The parties with whom the Company enters into OTC option contracts are highly rated financial institutions. Contracts are also fully supported by collateral, which minimizes the credit risk associated with such contracts.

The Company also owns foreign currency denominated bonds that generate exposure to FX risk. The Company has hedged this risk by entering into foreign currency swaps. Under the terms of the swaps, the Company pays fixed and floating rate terms denominated in foreign currency and receives fixed USD. The Company considers these derivatives to be cash flow hedges. Under such treatment, the unrealized gains and losses on are recorded consistent with the bonds hedged.

Policy Loans

Policy loans are carried at unpaid principal balances.

Other Invested Assets

Other invested assets consist primarily of collateral loans, which are carried at amortized costs; residual tranche investments, which are carried at the lower of fair value or amortized cost; and investments in partnerships and LLCs, which are accounted for using the equity method of accounting.

Cash and Short-Term Investments

Cash and short-term investments include cash on hand, amounts due from banks, and highly liquid short-term investments. The Company considers all investments with an original maturity of 90 days or less as cash equivalents. Cash equivalent investments are stated at amortized cost. The Company considers all investments with an original maturity of greater than 90 days and less than one year as short-term investments. Short-term investments are stated at amortized cost.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Investment Income

Investment income is recognized on an accrual basis. Any investment income which is over 90 days past due is excluded from surplus. Investments in bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received. Interest income on policy loans is recorded as earned using the contractually agreed upon interest rate and is included in accrued investment income until the policy’s anniversary date at which point the interest is capitalized and added to principal.

Capital Gains and Losses

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, to the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The Company acquires IMR associated with certain assumed blocks of business through reinsurance transactions. Should realized capital losses exceed gains on a cumulative basis, the resulting negative IMR is reclassified to other assets and recorded as an admitted asset up to 10% of the Company's prior period adjusted capital and surplus.

Impairments

The Company evaluates mortgages for impairment based on the credit quality of the borrowers ability to pay, common stocks, which are primarily affiliated companies, based on the underlying financial condition of those companies, and joint ventures, partnerships and Limited Liability Companies (LLCs) when it is probable that it will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings that would justify the carrying value of the investment.

At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to the following: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer's ability to meet current and future principal and interest obligations for bonds; the length and severity of the impairment; and, the financial condition and near term and long-term prospects for the issuer. The review process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions and other similar factors. The process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. Additional factors are considered when evaluating the unique features that apply to certain structured securities, including but not limited to the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority with the tranche structure of the security.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Recognition of Premium Income and Acquisition Costs

Life premiums are recognized as income over the premium-paying period of the related polices. Annuity considerations are recognized as income when received. Deposits on deposit-type contracts, such as funding agreements, supplemental contracts, dividend accumulations, and premium and other deposit funds, are recorded as a liability when received. Health premiums are earned ratably over the terms of the related insurance or reinsurance contracts or policies. Considerations for inforce block liabilities assumed are recognized as premium income when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Deposit Accounting

In accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R) and P & P Manual Appendix A-791 “Life and Health Reinsurance Contracts”, deposits and returns of deposits are recorded directly to the balance sheet. Fee income and expenses are recorded as earned / incurred. The liabilities under applicable treaties are categorized as deposit liabilities rather than reserves, and any unpaid settlements are categorized as other payables or receivables rather than reinsurance payables or receivables. P & P Manual Appendix A-791 “Life and Health Reinsurance Contracts”, allows for increase in surplus net of tax to be identified separately as a surplus item.

Modified Coinsurance and Funds Withheld Reserve Adjustment

Reinsurance premiums, commissions, expense reimbursement, claims, and claims adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies. A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile. Changes in this liability are reported directly in unassigned surplus. Policy and contract liabilities ceded have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

In accordance with SSAP No. 61R, the cedent retains invested assets supporting the ceded reserves for modified coinsurance and funds withheld coinsurance. The counterparties settle statutory basis policyholder activity, investment activity and agreed upon fees. Significant contributors to periodic settlements are transfers from separate accounts, change in statutory reserves, mark-to-market of the derivative portfolio, other investment returns, and administration fees.

Policy and Contract Claims

The liability for policy and contract claims is based on actual claims submitted but not paid on the statement date and an estimate of claims that had been incurred but not been reported on the statement date.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Insurance Reserves and Annuity and Other Fund Reserves

Reserving Practices

Reserves for life insurance, annuities, and accident and health insurance are established in amounts adequate to meet the estimated future obligations of policies in force based upon accepted actuarial methods. These liabilities are computed based upon mortality, morbidity, withdrawal, and interest rate assumptions applicable to these coverages. Reserves for life insurance and annuity policies are computed using interest rates ranging from 2.5% to 6% for life insurance policies and 1.00% to 9.5% for annuity contracts. Mortality, morbidity, and withdrawal assumptions for all policies are based on industry standards and assumptions prescribed by statute. The assumptions vary by plan, age at issue, year of issue and duration.

Claim reserves are computed based on historical experience modified for expected trends in frequency and severity. Withdrawal characteristics of annuity and other fund reserves vary by contract. At December 31, 2024 and 2023, approximately 25.62% and 25.73% of the account value, respectively, of the contracts (included in both the general account and separate accounts of the Company) were not subject to discretionary withdrawal or were subject to withdrawal at book value less surrender charge greater than 5%.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

For individual life insurance, claim reserves are established equal to 100% of the benefit payable.

The Company's variable annuity contracts contain guaranteed minimum death benefit features. For all variable annuity contracts, including those that reduce the death benefit on a dollar-for-dollar basis, reserves are calculated in accordance with the Commissioners Annuity Reserve Valuation Method (CARVM) and VM-21 (CARVM for variable annuities). However, the adoption of VM-21 did not have an impact as these contracts are 100% ceded.

For non-universal life plans and universal life accidental death and waiver of premium features, tabular interest, tabular less actual reserve released and tabular costs are calculated by formulas.

For universal life, except for accidental death and waiver of premium features, tabular interest and tabular cost are equal to actual credits and charges to the policies.

Tabular interest on funds not involving life contingencies is calculated by formula.

Other increases reflect significant items for changes in adjustment from fund value to reserve for annuities and universal life insurance.

For the years ended December 31, 2024 and 2023, the Company’s assumed participating policies were approximately 1.6% and 1.6%, respectively of the total life insurance in force. The method of accounting for policyholder dividends is based upon dividends credited annually to policyholders on their policy anniversary date plus the change from the prior period on one year’s projected dividend liability on policies in force at the statement date. Source data is produced from the cedant’s policy administration system. The amount of dividend expense incurred for the year ended December 31, 2024 and the year ended December 31, 2023 was $92 and $93, respectively. There was no additional income allocated to participating policyholders.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Waiver of Premiums, and Gross Premiums less than Net Premiums

The Company waives deduction of deferred fractional premiums at death and returns any portion of the final premium paid beyond the month of death. Surrender values are not promised in excess of the legally computed reserves.

As of December 31, 2024 and 2023, the Company had $1,856,666 and $1,815,943, respectively of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation required by the Commonwealth of Massachusetts.

Substandard Policies

Extra premiums are assessed for substandard lives in addition to the standard mortality charges. Mean reserves for universal life policies include (1) the standard mean reserve plus (2) the excess of the mean reserve calculated using the appropriate multiple of the 1958 or 1980 CSO Mortality Table and/or the appropriate additional mortality charge per 1,000 and 4.5%, 5.5% and 6% interest over the standard mean reserve. In no event is the total reserve less than the policy's cash surrender value.

Extra premiums are assessed for substandard lives in addition to the standard gross premium. Mean reserves for policies and riders based on table ratings include (1) the regular mean reserve for the plan and (2) the excess, if any, of the mean reserve calculated using the appropriate multiple of the 1958 or 1980 CSO Mortality Table and 4.0%, 5.0% or 5.5% interest over the standard mean reserve. In the case of flat extra premium ratings, mean reserves are equal to (1) the regular mean reserve and (2) 1/2 of the net extra premium.

Federal Income Taxes

Deferred federal income taxes are calculated as defined by SSAP No. 101, Income Taxes (SSAP No. 101). SSAP No. 101 establishes deferred tax assets and liabilities based on differences between statutory and tax bases of reporting. The deferred tax assets are then subject to an admissibility test, which can limit the amount of deferred tax assets that are recorded. The deferred federal income taxes result primarily from insurance reserves, policy acquisition expenses, and ceding commissions.

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity, variable life insurance, and pension contract holders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations and are generally stated at fair value. The investment income gains and losses of these accounts generally accrue to the contract holders and therefore, are not included in the Company’s net income. Appreciation and depreciation of the Company’s interest in the separate accounts, including undistributed net investment income, is reflected as other income. The fair value of assets and liabilities held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for separate account liabilities.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

The Company receives fees for assuming mortality and certain expense risks. Such fees are included in investment management and administration fees from separate accounts in the accompanying Statement of Operations. Reserves in the separate accounts for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners’ Annuity Reserve Valuation Method (VACARVM) under VM-21. However, the adoption of VM-21 did not have an impact as these contracts are 100% ceded.

Transfers from Separate Accounts Due or Accrued and Accrued Expense Allowance

The Company records a negative liability due from the separate accounts which primarily represents amounts that are held for policy account values in excess of statutory reserves, and certain other policy charges, including cost of insurance charges, administrative charges and guaranteed minimum death benefit (GMDB) charges, partially offset by associated reinsurance credits. This negative liability due from the separate accounts also includes assumed and ceded business. Amounts held in excess of the statutory reserve cannot be transferred from the separate account unless the policy is terminated or the policy account value is withdrawn.

Closed Block

The Company established and began operating a closed block for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of the Company’s demutualization on October 16, 1995.

The purpose of the closed block is to benefit certain classes of policies and contracts for which the Company has a dividend scale payable. The closed block will continue to be in effect until none of the closed block policies is in force, except in the event that the Massachusetts Commissioner of Insurance consents to an earlier termination. The Company allocated to the closed block assets in an amount that is expected to produce cash flows which, together with future revenues from the closed block, are reasonably sufficient to support the closed block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales as payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for the closed block will be set accordingly.

Effective December 1, 2015, the Company entered into a coinsurance agreement whereby it ceded substantially all risk in the closed block. The net retained closed block balances and activity are included in the Company’s financial statements. A presentation of the entire closed block financial schedules are included in footnote 18 of the financial statements.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Dividends to Policyholders

Prior to demutualization, the Company issued certain life, health and annuity insurance policies that contained dividend payment provisions which enabled the policyholder to participate in the earnings of the Company. The amount of policyholders’ dividends to be paid was determined annually by the Board of Directors. The aggregate amount of policyholders’ dividends was related to the actual interest, mortality, morbidity, and expense experience for the year and the Company's judgment as to the appropriate level of statutory surplus to be retained. Upon demutualization, certain participating individual life policies, individual annuity, and supplemental contracts were transferred to the Closed Block. The Closed Block was funded to protect the dividend expectations of such policies and contracts. Accordingly, these policies no longer participate in the earnings and surplus of the remaining block. Prior to demutualization, the Company ceased issuance of participating policies.

Guaranty Fund Assessments

Guaranty fund assessments are paid to various states. The assessments are amortized against the premium tax benefit period.

Affiliated Entities and Related Parties

The Company recognizes entities which are under common control as affiliated entities consistent with SSAP No. 25 - Affiliates and Other Related Parties guidance. In addition, entities in which the company or affiliated companies own at least 10% of the voting interests are considered to be related parties even if there is no control or affiliation, and are disclosed consistent with related party disclosure guidelines in SSAP No. 25 guidance.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Recently Adopted Accounting Standards

In March, 2024, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 21R - Other Admitted Assets which provides guidance for debt securities that do not qualify as bonds under the Principles-Based Bond definition and measurement method guidance for all residual interests regardless of legal form, with a January 1, 2025 effective date. The Company has adopted accounting and presentation changes for the annual 2025 reporting period.

In August & March, 2024, the NAIC Statutory Accounting Principles Working Group adopted revisions to expand and amend guidance on New Markets Tax Credit Project within SSAP No. 93 - Low-Income Housing Tax Credit Property Investments to include all tax credit investments regardless of structure and type of state or federal tax credit program. Revisions to SSAP No. 94R - Transferable and Non-Transferable Stat Tax credits expand and amend guidance to include both purchased state and federal tax credits. The Company has adopted these changes for the annual 2024 reporting period.

In February, 2024, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 21R - Other Admitted Assets which incorporates a collateral loan disclosure that details admitted and nonadmitted collateral loans with the underlying collateral supporting the loan. The Company has adopted this disclosure change as appropriate.

In January, 2024, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 61R - Life, Deposit-Type and Accident and Health Reinsurance which provides guidance for the specific 2023 liquidation of U.S. based life reinsurer Scottish Re. The Company has adopted accounting and presentation changes to balances from this reinsurer as appropriate.

In December, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 30 – Unaffiliated Common Stock and SSAP No. 32 – Preferred Stock to address residual tranche investments which may be reported as preferred stock and common stock. Also, in September, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 48 – Joint Ventures, Partnerships, and Limited Liability Companies to address residual tranche investments which may be reported as equity method investments. These clarifications state that structures that are in-substance residual interests will be reported residual tranche investments. The Company has adopted these changes for the annual 2023 reporting period.

In October, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 20 – Nonadmitted Assets and SSAP No. 21R – Other Admitted Assets to clarify guidance on collateral loan accounting and reporting. The adopted revisions clarify that all collateral assets must qualify as admitted invested assets if they were owned directly and provides additional details about documentation required for the collateral assets. The Company has adopted these changes for the annual 2023 reporting period, and updated policies and procedures as appropriate.

In August, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 34 – Investment Income Due and Accrued, which requires new disclosure around aggregate paid-in-kind (PIK) interest included in asset balances. The Company has included such disclosures in 2023 financial statements as appropriate.

In August, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 7 – Asset Valuation and Interest Maintenance Reserve which allows for the temporary admittance of a net negative interest maintenance reserve (IMR). Outlined in INT 23-01T, this guidance allows the admittance of negative IMR up to 10% of adjusted capital and surplus and provides additional accounting and reporting guidance. Pending any future adoptions, this interpretation will be automatically nullified on January 1, 2026. The Company has adopted these changes for the annual 2023 reporting period.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

In August, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP 43R – Loan-Backed and Structured Securities which add collateralized loan obligations (CLOs) to financial modeling guidance and provide clarification that CLOs are not captured as legacy securities. This guidance aligns with changes adopted by the NAIC’s Valuation of Securities Task Force in February, 2023. The Company has adopted these changes for the annual 2023 reporting period and there is no significant impact on the financial statements.

In August, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R – Bonds, SSAP No. 43R – Loan-Backed and Structured Securities and SSAP No. 21R – Other Admitted Assets which establishes a new principles-based definition of a band for statutory reporting. The Company will continue to monitor principles based bond definition topics and guidance in preparation for the January 1, 2025 implementation date.

Change in Accounting Principle

In 2022, the Company updated its accounting for ceding IMR gains and losses after the inception of the treaty where gains and losses transferred to a counterparty are now assessed on an accrual basis whereas previously we assessed that transfer on a cash basis. Since both are acceptable interpretations of the standard, the Company has accounted for this as a change in accounting principle and has applied an adjustment to IMR for all such ceded gains, whereas previously we made no adjustment to IMR and instead set up a different liability. There was an impact to surplus arising from the change due to the IMR liability being stated at an after tax amount whereas the other liability had been stated without an adjustment for tax. An adjustment to surplus of $1,575 has been captured as the cumulative impact of the change in accounting principle.

Correction of Errors

During 2024, the company discovered reporting errors for the prior year balances resulting in a $1 increase in insurance taxes, licenses, and fees. As a result, $1,079 of state income tax payable were written off. The impact of this error has been reported as an adjustment to opening surplus per SSAP No. 3, Accounting Changes and Corrections of Errors, paragraph 10, which states: “Correction of errors in previously issued financial statements shall be reported as adjustments to unassigned funds (surplus) in the period an error is detected.” The Company does not believe these errors are significant to capital and surplus at December 31, 2024, or in prior years.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

3.	INVESTMENTS

Bonds

Book/Adjusted Carrying Value and Fair Values

The book/adjusted carrying value and fair value of investment in long term bonds, short-term (excludes non-bond investments of $7,830) and cash equivalent bonds (excludes non-bond cash and cash equivalent investments of $478,847) are as follows:

	Book / Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2024
Long term bonds:
United States government and agencies	$789,268	$—	$(97,202)	$692,066
State and political subdivisions	281,775	3,704	(22,220)	263,259
Foreign government	62,156	2,877	(3,859)	61,174
Corporate securities	4,410,546	29,562	(272,144)	4,167,964
Hybrid	35,576	724	(1,902)	34,398
Parent, subsidiaries and affiliates	1,442,028	16,242	(12,038)	1,446,232
Asset-backed securities	571,981	4,658	(1,406)	575,233
Commercial mortgage-backed securities	659,497	15,160	(2,765)	671,892
Residential mortgage-backed securities	776,768	16,797	(4,275)	789,290
Total long term bonds	9,029,595	89,724	(417,811)	8,701,508
Short-term bonds	18,565	9	(82)	18,492
Cash equivalent bonds	—	—	—	—
Total long term, short-term and cash equivalent bonds	$9,048,160	$89,733	$(417,893)	$8,720,000

	Book / Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2023
Long term bonds:
United States government and agencies	$2,077,609	$190,160	$(1,542)	$2,266,227
State and political subdivisions	1,324,958	75,327	(13,696)	1,386,589
Foreign government	60,684	4,254	(3,034)	61,904
Corporate securities	6,077,682	276,972	(160,669)	6,193,985
Hybrid	77,253	4,127	(2,597)	78,783
Parent, subsidiaries and affiliates	241,831	1,170	(22,814)	220,187
Asset-backed securities	167,317	440	(2,112)	165,645
Commercial mortgage-backed securities	384,706	5,635	(5,244)	385,097
Residential mortgage-backed securities	431,415	14,313	(5,134)	440,594
Total long term bonds	10,843,455	572,398	(216,842)	11,199,011
Short-term bonds	126,859	193	(10)	127,042
Cash equivalent bonds	9,993	—	(1)	9,992
Total long term, short-term and cash equivalent bonds	$10,980,307	$572,591	$(216,853)	$11,336,045

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

At December 31, 2024 and 2023, respectively, 96.4% and 99.6% of debt securities were rated by the NAIC as investment grade (1 or 2 by the NAIC).

The book/adjusted carrying value and fair value of bonds by contractual maturity at December 31, 2024 are shown below. Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligations back to the issuers. Mortgage-backed securities are included in their own distinct category.

	Book / Adjusted Carrying Value	Fair Value
Due in one year or less	$44,373	$44,467
FDue after one year through five years	407,869	403,506
Due after five years through ten years	207,430	191,828
Due after ten years	4,949,435	4,608,730
Mortgage-backed and asset-backed securities	3,439,053	3,471,469
Total	$9,048,160	$8,720,000

The following tables provide information about the Company’s bonds that have been continuously in an unrealized loss position.

	Less than or equal to Twelve Months		Greater than Twelve Months		Total
December 31, 2024	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long term bonds:
United States government and agencies	$688,388	$(97,009)	$3,678	$(192)	$692,066	$(97,201)
State and political subdivision	29,839	(623)	136,954	(21,597)	166,793	(22,220)
Foreign government	1,652	(1)	23,259	(3,858)	24,911	(3,859)
Corporate securities	1,894,350	(68,941)	1,079,155	(203,201)	2,973,505	(272,142)
Hybrid	—	—	16,630	(1,902)	16,630	(1,902)
Parent, subsidiaries and affiliates	232,521	(8,380)	54,032	(3,658)	286,553	(12,038)
Asset-backed securities	121,094	(629)	37,591	(777)	158,685	(1,406)
Commercial mortgage-backed securities	29,286	(397)	18,373	(2,368)	47,659	(2,765)
Residential mortgage-backed securities	69,681	(894)	36,249	(3,382)	105,930	(4,276)
Total long term bonds	3,066,811	(176,874)	1,405,921	(240,935)	4,472,732	(417,809)
Short-term bonds	6,916	(83)	—	—	6,916	(83)
Cash equivalent bonds	—	—	—	—	—	—
Total long term, short-term and cash equivalent bonds	$3,073,727	$(176,957)	$1,405,921	$(240,935)	$4,479,648	$(417,892)

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

	Less than or equal to Twelve Months		Greater than Twelve Months		Total
December 31, 2023	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long term bonds:
United States government and agencies	$38,051	$(1,530)	$238	$(12)	$38,289	$(1,542)
State and political subdivision	26,245	(482)	139,670	(13,215)	165,915	(13,697)
Foreign government	—	—	24,123	(3,034)	24,123	(3,034)
Corporate securities	199,253	(2,229)	1,125,531	(158,439)	1,324,784	(160,668)
Hybrid	—	—	16,024	(2,597)	16,024	(2,597)
Parent, subsidiaries and affiliates	98,819	(17,072)	31,671	(5,741)	130,490	(22,814)
Asset-backed securities	100,736	(897)	25,539	(1,215)	126,275	(2,112)
Commercial mortgage-backed securities	50,302	(1,609)	29,524	(3,634)	79,826	(5,243)
Residential mortgage-backed securities	25,810	(846)	37,131	(4,288)	62,941	(5,134)
Total long term bonds	$539,216	$(24,665)	$1,429,451	$(192,175)	$1,968,667	$(216,841)
Short-term bonds	3,773	(10)	—	—	3,773	(10)
Cash equivalent bonds	9,992	(1)	—	—	9,992	(1)
Total long term, short-term and cash equivalent bonds	$552,981	$(24,676)	$1,429,451	$(192,175)	$1,982,432	$(216,852)

The Company has the intent and ability to hold all bonds in an unrealized loss position until amortized cost basis is recovered.

As of December 31, 2024 and 2023, the number of securities in an unrealized loss position for over 12 months consisted of 445 and 457, respectively.

In the course of the Company’s asset management, no securities have been sold or reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio.

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all information required for the NAIC to provide a NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities".

The Company’s 5GI securities as of December 31, 2024 and 2023, respectively, were as follows:

	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
Investment	Current Year	Prior Year	Current Year	Prior Year	Current Year	Prior Year
LBASS - AC	14		34,558		33,409
Total	14	—	34,558	—	33,409	—

AC – Amortized cost

BACV – Book adjusted carrying value

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Subprime Mortgage Related Risk Exposure

While the Company holds no direct investments in subprime mortgage loans, the Company has limited exposure to subprime borrowers, through direct investments in primarily investment grade securities with underlying subprime exposure. The Company’s definition of subprime is predominantly based on borrower statistics from a residential pool of mortgages. Included in the statistics evaluated is the average credit score of the borrower, the loan-to-value ratio, the debt-to-income statistics, and the diversity of all these statistics across the borrower profile. As is true for all securities in the Company’s portfolio, the Company reviews the entire portfolio for impairments at least quarterly. Included in that analysis are current delinquency and default statistics, as well as the current and original levels of subordination on the security.

The Company has indirect subprime exposure through the following investments:

	Actual Cost	Book / Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
December 31, 2024
Residential mortgage-backed securities	$7,258	$5,920	$7,997	$—
Total	$7,258	$5,920	$7,997	$—

	Actual Cost	Book / Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
December 31, 2023
Residential mortgage-backed securities	$7,535	$6,371	$8,398	$—
Total	$7,535	$6,371	$8,398	$—

Mortgage Loans

Maturities

	Year Ended December 31,
	2024	Percentage
2025	$41,368	1.12%
2026	251,566	6.80%
2027	1,055,102	28.53%
2027	12,585	0.34%
2029 and thereafter	2,337,410	63.21%
Total	$3,698,031	100.00%

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Impairments

The Company evaluates all of its mortgage loans for impairment. This evaluation considers the borrower’s ability to pay and the value of the underlying collateral. When a loan is impaired, its impaired value is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, except that as a practical expedient, the impaired value may be based on a loan’s observable market price (where available), or the fair value of the collateral if the loan is a collateral-dependent loan. An allowance is established for the difference between the loan’s impaired value and its current carrying value. Additional allowance amounts established for incurred but not specifically identified impairments in the mortgage portfolio, based on analysis of market loss rate data, adjusted for specific characteristics of the Company’s portfolio and changes in economic conditions. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

The Company did not recognize impairments or establish specific allowances on mortgage loans as of December 31, 2024 or 2023.

Regions and Type

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration.

The following tables present the Company’s mortgage loans by geographic region and property type.

The mortgage loans were concentrated in the following regions:

	Year Ended December 31,
	2024	Percentage	2023	Percentage
East North Central	$46,184	1.25%	$27,256	2.13%
East South Central	38,515	1.04%	20,566	1.60%
Middle Atlantic	384,373	10.39%	203,407	15.87%
New England	63,717	1.72%	50,193	3.92%
Pacific	720,115	19.47%	424,771	33.14%
South Atlantic	850,617	23.00%	302,724	23.62%
Mountain	269,345	7.28%	153,354	11.96%
West North Central	17,445	0.47%	6,101	0.48%
West South Central	379,505	10.26%	91,308	7.12%
Various	928,215	25.12%	2,233	0.17%
Total	$3,698,031	100.00%	$1,281,913	100.00%

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

The mortgage loans by type are as follows:

	Year Ended December 31,
	2024	Percentage	2023	Percentage
Office building	$412,328	11.15%	$112,626	8.79%
Retail	23,509	0.64%	64,851	5.06%
Industrial	787,737	21.31%	101,768	7.94%
Apartment / Multifamily	2,457,853	66.46%	985,871	76.91%
Self storage	8,656	0.23%	7,785	0.61%
Other	7,948	0.21%	9,011	0.70%
Total	$3,698,031	100.00%	$1,281,913	100.00%

In 2024 the minimum and maximum rates of interest received for commercial and residential loans were 1.5% and 13.5%. The maximum percentage of any one loan to the value of the security at the time of the loan was 100.0%. There were no taxes, assessments or other amounts advances that were not included in the mortgage total.

Derivative and Hedging Activities

The Company utilizes various derivative instruments to hedge risk identified in the normal course of its insurance business. The Company's derivative instruments are primarily used to hedge a wide range of risks including interest rate risk, equity market risk, and foreign currency exchange rate risk. The Company limits its net exposure to equity market risk by entering into equity index futures. The Company uses cross currency swaps and currency forwards to hedge currency risk. The Company utilizes interest rate swaps to hedge exposure to interest rate risk. The Company receives collateral from its derivative counterparties to limit the risk of nonperformance by the counterparties. The Company limits the general business risk by entering into equity index futures. The total carrying values of derivative assets were $21,106 and $0 as of December 31, 2024 and 2023, respectively.

The Company has designated cash flow hedge interest rate swaps to hedge the interest rate risk associated with floating rate investments and fair value hedge cross currency swaps to hedge the foreign currency risk associated with foreign currency-denominated bonds. The derivatives that hedge those assets are valued in a manner consistent with the underlying hedged item, which are carried at amortized cost. The Company also enters into the derivatives that do not qualify for hedge accounting under SSAP 86, including currency forwards, cross currency swaps, and equity index future as economic hedges. These derivatives are accounted for under the fair value method of accounting, with changes in fair value recorded as unrealized investment gains or losses.

The current credit exposure of the Company’s OTC derivative contracts is limited to the fair value of $(1,819) as of December 31, 2024. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining full collateral of $3,340 from counterparties as of December 31, 2024. In the event of the nonperformance by the counterparties, the Company has the right to the collateral pledged by counterparties. The exchange-traded derivatives are affected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

The fair value of the derivative assets and liabilities by risk hedged were as follows:

As of December 31, 2024
Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/index	$—	$—	$594
Currency	17,815	198	444,123
Interest Rates	3,489	—	115,000
Gross fair value of derivative instruments	$21,304	$198	$559,717

Offset per SSAP No. 64	(198)	(198)
Net Fair value included within derivatives	$21,106	$—

As of December 31, 2023
Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/index	$—	$—	$482
Gross fair value of derivative instruments	$—	$—	$482

Offset per SSAP No. 64	—	—
Net Fair value included within derivatives	$—	$—

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

The fair value of the derivative assets and liabilities by instrument were as follows:

As of December 31, 2024
Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity index options	$—	$—	$—
Currency Swaps / Forwards	17,815	198	444,123
Interest Rate Swaps	3,489	—	115,000
Futures	—	—	594
Gross fair value of derivative instruments	$21,304	$198	$559,717

Offset per SSAP No. 64	(198)	(198)
Net Fair value included within derivatives	$21,106	$—

As of December 31, 2023
Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity index options	$—	$—	$—
Futures	—	—	482
Gross fair value of derivative instruments	$—	$—	$482

Offset per SSAP No. 64	—	—
Net Fair value included within derivatives	$—	$—

The derivative gains and losses by investment were as follows:

As of December 31, 2024
Derivative Instruments	Amount of Realized Gain / (Loss) on Derivatives	Amount of Unrealized Gain / (Loss) on Derivatives
Equity index options	$—	$—
Currency Swaps / Forwards	2,220	17,272
Interest Rate Swaps	(3,694)	3,489
Futures	119	(33)
Total gains (losses)	$(1,355)	$20,728

As of December 31, 2023
Derivative Instruments	Amount of Realized Gain / (Loss) on Derivatives	Amount of Unrealized Gain / (Loss) on Derivatives
Equity index options	$—	$—
Futures	(47)	(31)
Total gains (losses)	$(47)	$(31)

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

The Company’s off balance sheet credit risk is the risk of nonperformance by OTC counterparties. The Company limits this risk by utilizing and managing collateral according to a Credit Support Annex agreement (CSA). The company negotiates the CSA agreement with each highly rated counterparty prior to trading. Collateral is managed to CSA standards by the Company’s derivative custodian.

As of December 31, 2024, the Company had collateral cash on deposit with its custodian with a fair value of $3,340.

Other Investments

Other Invested Assets

Other invested assets on the Company’s Statements of Admitted Assets, Liabilities, Capital and Surplus consist of interests in partnerships, term notes and loans and receivable for bonds and other securities. The carrying value of these investments for the years ended December 31, were as follows:

	Year Ended December 31,
	2024	2023
Collateral loans	$133,747	$6,572
Partnerships	6,379	758
Receivable for bonds and stocks	2,171	98,129
Residual tranches	111,194	16,872
Total	$253,491	$122,331

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Collateral Loans

Consistent with disclosure requirements adopted in 2024, the table below details admitted and nonadmitted collateral loan investments, based on the qualifying investment collateral type.

	Year ended December 31,
	2024
Collateral Type	Aggregate Collateral Loan	Admitted	Nonadmitted
Mortgage loans - unaffiliated	104,644	104,644	—
Joint ventures, partnerships, and LLCs - unaffiliated	29,103	29,103	—
Total	133,747	133,747	—

Cash and Short-Term Investments

Cash and short-term investments held at December 31, were as follows:

	Year Ended December 31,
	2024	2023
Cash and cash equivalents	$493,073	$1,691,916
Short-term investments	26,395	149,364
Total	$519,468	$1,841,280

Restricted Assets

The Company has securities on deposit with various state and governmental authorities. The statement value of these securities as of December 31, 2024 and 2023 was $12,134 and $12,221, respectively.

Proceeds, Net Investment Income and Capital Gains and Losses

Proceeds from the sale of bonds and related capital gains and losses were as follows:

	Year Ended December 31,
	2024	2023
Proceeds	$8,035,869	$3,889,600

Gross realized gains	163,104	36,973
Gross realized losses	(14,114)	(24,307)
Total net realized gains/(losses)	$148,990	$12,666

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Major categories of net investment income are summarized below:

	Year Ended December 31,
	2024	2023
Bonds	$575,146	$302,829
Stocks	236	—
Policy loans	32,455	7,364
Short-term and cash equivalent investments	46,028	27,623
Mortgage loans	186,622	31,105
Derivatives	603
Other invested assets	15,878	1,281
Miscellaneous income	765	19,102
Gross investments income	857,733	389,304
Less investment expenses	45,530	24,377
Net investment income before IMR amortization	812,203	364,927
IMR amortization	(4,368)	(1,111)
Net investment income after IMR amortization	$807,835	$363,816

There were no amounts excluded from investment income for bonds where collection of interest was uncertain at December 31, 2024 and 2023.

The Company did not have any due and accrued amounts over 90 days past due to exclude from surplus at December 31, 2024 and 2023, respectively.

The cumulative amounts of paid-in-kind (PIK) interest included in the current principal balance is $14,250 as of December 31, 2024.

Realized gains and losses, net of amounts transferred to the IMR and federal income tax, are as follows:

	Year Ended December 31,
	2024	2023
Realized gains (losses)
Bonds	$144,111	$(8,765)
Derivatives	1,994	(72)
Mortgages	(1,330)	(402)
Other invested assets	—	—
Cash, cash equivalents and short-term investments	497	(45)
Total realized gains (losses) on investments	145,272	(9,284)
Less amount transferred to IMR (net of related taxes of ($30,534) in 2024 and $1,009 in 2023)	114,865	(3,795)
Total realized gains (losses) on investments	30,407	(5,489)
Federal income tax expense (benefit)	30,685	3,791
Net realized gains (losses)	$(278)	$(9,280)

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

The change in unrealized gains and losses on investments recorded in unassigned surplus is as follows:

	Year Ended December 31,
	2024	2023
Bonds	$(707)	$—
Stocks	$—	$—
Derivative instruments	$(33)	$31
Other invested assets	(1,840)	(1,699)
Total change in unrealized gains (losses)	(2,580)	(1,668)
Capital gains tax expense (benefit)	1,943	104
Change in unrealized gains (losses), net of taxes	$(4,523)	$(1,772)

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The Company evaluates the ability and intent to hold the investment to maturity, the issuer’s overall financial condition, the issuer’s credit and financial strength ratings, the issuer’s financial performance including earnings trends, dividend payments, and asset quality, weakening of the general market conditions in the industry or geographic region in which the issuer operates, the length of time in which the fair value of an issuer’s securities remains below cost, and, with respect to fixed maturity investments, any factors that might raise doubt about the issuer’s ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities, as necessary.

The Company recognized $66 and $2,005 losses for OTTI of bonds and other invested assets at December 31, 2024 and 2023.

There were no loan backed securities with a recognized OTTI held by the Company at December 31, 2024 and 2023, with the present value of cash flows expected to be less than amortized cost.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

The following is the aggregate amount of unrealized losses and related fair value of impaired loan-backed securities (the fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss as of December 31, 2024 and 2023:

December 31, 2024
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Loan-backed and structured securities	$708,048	$(12,532)	$98,317	$(7,006)	$806,365	$(19,538)

December 31, 2023
	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Loan-backed and structured securities	$236,672	$(8,181)	$165,295	$(20,583)	$401,967	$(28,764)

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The fair value hierarchy under SSAP No. 100 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

Level 2	Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Summary of Fair Value Methodologies

The following methods and assumptions were used by the Company in estimating fair value for financial instruments:

Bonds, preferred stock and common stock - Fair values are based on quoted market prices. If quoted market prices are not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses, which utilize current interest rates for similar financial instruments having comparable terms and credit. Bonds rated a 6 in accordance with the P&P Manual of the NAIC CMIAO are carried at the lower of amortized cost or fair value.

Cash, cash equivalents, and short-term investments - For these investments, the carrying amounts reported in the Statements of Admitted Assets, Liabilities, Capital and Surplus approximate fair value.

Mortgage loans - The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives - The Company values the OTC options utilizing the Black-Scholes models implemented in the SunGard derivative system with index marks updated daily. The Company’s OTC equity options trade in liquid markets, resulting in calculations that do not involve significant management judgment and valuations that generally can be verified. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. Such instruments are typically classified within Level 2 of the fair value hierarchy maturities.

Policy loans - The estimated fair value for policy loans with variable interest rates approximates the carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates. The estimated fair value for policy loans with fixed interest rates is based on discounted cash flows.

Policy and contract liabilities - Fair values of the Company’s liabilities under contracts not involving significant mortality or morbidity risks (principally, annuities and supplementary contracts) are stated at the cost the Company would incur to extinguish the liability (i.e., the cash surrender value).

Separate accounts - The estimated fair value of assets held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for related liabilities. Based on the level of observable activity, these assets will be measured at either level 1 or level 2.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Financial Instruments Held at Fair Value

As of December 31, 2024, the Company’s assets carried at fair value consist of bonds, derivative instruments and separate account funds on a recurring basis. The following table presents, by level within the fair value hierarchy, financial assets and liabilities held at fair value.

	Level 1	Level 2	Level 3	Total
December 31, 2024
Financial Assets
Derivatives	$—	$21,106	$—	$21,106
Separate account assets	121,401	—	—	121,401
Total assets at fair value	$121,401	$21,106	$—	$142,507

Financial Liabilities
Derivatives liabilities	—	—	—	—
Total liabilities at fair value	$—	$—	$—	$—

	Level 1	Level 2	Level 3	Total
December 31, 2023
Financial Assets
Derivatives	$—	$—	$—	$—
Separate account assets	113,751	—	—	113,751
Total assets at fair value	$113,751	$—	$—	$113,751

Financial Liabilities
Derivatives liabilities	—	—	—	—
Total liabilities at fair value	$—	$—	$—	$—

Transfers Into or Out of Level 3

Overall, transfers into and/or out of level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

The Company did not hold any Level 3 financial assets or liabilities carried at fair value, nor were there any transfers into or out of Level 3 for the year ended December 31, 2024.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Fair Value of All Financial Instruments

The aggregate fair value of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall, together with the related admitted values, are presented in the following tables. Pursuant to SSAP No. 100R, insurance contracts have been excluded.

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (carrying value)
December 31, 2024
Financial Assets
Bonds	$8,701,508	$9,029,595	$—	$6,843,110	$1,858,398	$—
Common stock	5,000	5,000	—	—	5,000	—
Separate account assets	121,401	121,401	121,401	—	—	—
Short-term investments	26,322	26,395	—	18,492	7,830	—
Cash and cash equivalents	493,072	493,072	493,072	—	—	—
Mortgage loans	3,706,923	3,698,031	—	—	3,706,923	—
Derivatives	21,106	21,106	—	21,106	—	—
Other invested assets	281,994	247,112	2,171	—	279,823	6,415	*
Policy loans	551,782	551,782	—	—	551,782	—

Financial Liabilities
Derivative liabilities	—	—	—	—	—	—
Other contract deposit funds	19,372	19,372	—	—	19,372

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (carrying value)
December 31, 2023
Financial Assets
Bonds	$11,199,013	$10,843,454	$2,266,227	$8,662,407	$270,379	$—
Common stock	3,091	3,091	—	—	3,091	—
Separate account assets	113,751	113,751	113,751	—	—	—
Short-term investments	149,546	149,364	—	127,042	22,505	—
Cash and cash equivalents	1,691,916	1,691,916	1,691,916	—	—	—
Mortgage loans	1,272,922	1,281,913	—	—	1,272,922	—
Derivatives	—	—	—	—	—	—
Other invested assets	136,388	121,575	98,129	—	38,257	—	*
Policy loans	536,813	536,813	—	—	536,813	—

Financial Liabilities
Derivative liabilities	—	—	—	—	—	—
Other contract deposit funds	25,345	25,345	—	—	25,345

* Not practicable as there are no available quoted market prices for these assets.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Financial Instruments Held at Carrying Value

The following is the estimated fair values of financial instruments held at carrying value:

	December 31,
	2024		2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Short-term investments	$26,395	$26,322	$149,364	$149,546
Common stock	5,000	5,000	3,091	3,091
Bonds	9,029,595	8,701,509	10,843,454	11,199,012
Mortgage loans	3,698,031	3,706,923	1,281,913	1,272,922
Other invested assets	247,111	281,994	121,574	136,387
Policy loans	551,782	551,782	536,813	536,813
Cash and equivalents	493,072	493,072	1,691,916	1,691,916
Total	$14,050,986	$13,766,602	$14,628,125	$14,989,687

Financial Liabilities
Premium deposit funds	$246,741	$278,020	$260,243	$288,698
Other deposit funds	20,101	20,101	26,080	26,080
Total	$266,842	$298,121	$286,323	$314,778

5.	FEDERAL HOME LOAN BANK

The Company is a member of the Federal Home Loan Bank (FHLB) Boston. Through its membership, the Company has the ability to conduct business activity (borrowings with the FHLB). It is part of the Company's strategy to utilize these funds as a key source of liquidity and to promote liability- driven duration management. The Company has determined the actual/estimated maximum borrowing capacity as $1,214,000. The Company calculated this amount in accordance with current and potential acquisitions of FHLB capital stock.

	December 31, 2024	December 31, 2023
FHLB stock purchased/owned as part of the agreement	$5,000	$3,091
Funding capacity currently available	1,214,000	1,243,000
Agreement assets and liabilities
General account assets	5,000	3,091
General account liabilities	—	—

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

6.	FEDERAL INCOME TAXES

Components of Net Deferred Tax Asset/ (Liability)

The components of the net deferred tax asset /liability at December 31, 2024 and 2023 and the change is comprised of the following components:

	December 31, 2024
	Ordinary	Capital	Total
Gross deferred tax assets	$156,173	$7,559	$163,732
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	156,173	7,559	163,732
Deferred tax assets nonadmitted	105,619	5,291	110,910
Subtotal net admitted deferred tax asset	50,554	2,268	52,822
Gross deferred tax liabilities	34,966	—	34,966
Net admitted deferred tax asset / (liability)	$15,588	$2,268	$17,856

	December 31, 2023
	Ordinary	Capital	Total
Gross deferred tax assets	$164,729	$5,341	$170,070
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	164,729	5,341	170,070
Deferred tax assets nonadmitted	132,457	2,711	135,168
Subtotal net admitted deferred tax asset	32,272	2,630	34,902
Gross deferred tax liabilities	17,245	—	17,245
Net admitted deferred tax asset / (liability)	$15,027	$2,630	$17,657

	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$(8,556)	$2,218	$(6,338)
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	(8,556)	2,218	(6,338)
Deferred tax assets nonadmitted	(26,838)	2,580	(24,258)
Subtotal net admitted deferred tax asset	18,282	(362)	17,920
Gross deferred tax liabilities	17,721	—	17,721
Net admitted deferred tax asset / (liability)	$561	$(362)	$199

The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which the temporary differences are deductible and prior to the expiration of capital loss, net operating loss and tax credit carry-forwards. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carry-back and carry-forward periods), projected taxable income, and tax planning strategies in making this assessment. Management believes it is more likely than not that all deferred tax assets will be realized based on projected taxable income and available tax planning strategies. There were no tax planning strategies used related to reinsurance.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Components of Admission Calculation

The admission calculation components under SSAP No. 101 are as follows:

	December 31, 2024
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)	15,589	2,267	17,856
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	32,990	2,267	35,257
Adjusted gross deferred tax assets allowed per limitation			17,856
Adjusted gross deferred tax assets (excluding the amount of deferred taxes from above) offset by gross liabilities	34,965	—	34,965
Deferred tax assets admitted as the result of application of SSAP No. 101	$50,554	$2,267	$52,821

	December 31, 2023
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)	15,027	2,630	17,657
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	41,099	2,630	43,729
Adjusted gross deferred tax assets allowed per limitation			17,657
Adjusted gross deferred tax assets (excluding the amount of deferred taxes from above) offset by gross liabilities	17,245	—	17,245
Deferred tax assets admitted as the result of application of SSAP No. 101	$32,272	$2,630	$34,902

	Change
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)	562	(363)	199
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(8,109)	(363)	(8,472)
Adjusted gross deferred tax assets allowed per limitation			199
Adjusted gross deferred tax assets (excluding the amount of deferred taxes from above) offset by gross liabilities	17,720	—	17,720
Deferred tax assets admitted as the result of application of SSAP No. 101	$18,282	$(363)	$17,919

Other Admissibility Criteria

	December 31,
	2024	2023
Ratio percentage used to determine recovery period	829.55%	582.72%
Ratio percentage used to determine recovery period and threshold limitation amount	$200,593	$174,460

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Impact of tax planning strategies

	December 31, 2024
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs	$156,173	$7,559	$163,732
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.2%	30%	1.5%
Net Admitted Adjusted Gross DTAs	$50,554	$2,268	$52,822
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.5%	100%	4.8%

	December 31, 2023
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs	$164,729	$5,341	$170,070
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	2.9%	49.3%	4.3%
Net Admitted Adjusted Gross DTAs	$32,272	$2,630	$34,902
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	14.7%	99.8%	21.1%

	Change
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs	$(8,556)	$2,218	$(6,338)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(2.9)%	(19.3)%	(2.8)%
Net Admitted Adjusted Gross DTAs	$18,282	$(362)	$17,920
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	(14.2)%	0.2%	(16.4)%

There are no temporary differences for which deferred tax liabilities are not recognized.

Current Tax Expense and Change in Deferred Tax

Current income taxes incurred consist of the following categories:

	2024	2023
Federal income tax expense (benefit) on operations	(54,256)	$(36,390)
Federal income tax (benefit) on net capital gains	30,685	3,792
Current year income tax expense/(benefit)	$(23,571)	$(32,577)

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

The main components of the deferred tax amounts from book/tax differences are as follows:

	December 31,
	2024	2023	Change
Deferred tax assets
Policyholder reserves	$28,091	$21,362	$6,729
Deferred acquisition costs	112,616	126,317	(13,701)
Policyholders dividends accrual	1,668	1,440	228
Receivables - nonadmitted	486	1,152	(666)
Ceding Commission	12,760	13,947	(1,187)
Investments	—	30	(30)
Other	552	481	71
Total gross ordinary deferred tax assets	156,173	164,729	(8,556)
Nonadmitted	105,619	132,457	(26,838)
Admitted ordinary deferred tax assets	50,554	32,272	18,282

Capital	—	—	—
Investments	7,559	5,341	2,218
Net capital loss carry-forward	—	—	—
Total gross capital deferred tax assets	7,559	5,341	2,218
Nonadmitted	5,291	2,711	2,580
Admitted capital deferred tax assets	2,268	2,630	(362)
Admitted deferred tax asset	$52,822	$34,902	$17,920

Deferred tax liabilities
Investments	$31,559	$12,459	$19,100
Deferred and uncollected premium	357	442	(85)
Policyholder reserves	1,294	2,588	(1,294)
Other	—	—	—
Acquired reserve basis	1,756	1,756	—
	34,966	17,245	17,721

Capital	—	—	—
Deferred tax liabilities	34,966	17,245	17,721

Net deferred tax assets	$17,856	$17,657	$199

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	2024			2023
	Ordinary	Capital	Total	Ordinary	Capital	Total	Change
Total deferred tax assets (admitted and non-admitted)	$156,173	$7,559	$163,732	$164,729	$5,341	$170,070	$(6,338)
Total deferred tax liabilities	34,966	—	34,966	17,245	—	17,245	17,721
Net deferred tax assets/ (liabilities)	$121,207	$7,559	$128,766	$147,484	$5,341	$152,825	$(24,059)
Tax effect of unrealized (gains) / losses							1,944
Tax effect of balance sheet only adjustments							—
Change in net deferred income tax							$(22,115)

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Reconciliation of Federal Income Tax Rate to Actual Rate

The significant items causing a difference between the statutory federal income tax rate and the Company’s effective income tax rate are as follows:

	December 31, 2024
	Amount	Tax Effect	Effective Rate
Provision computed at statutory rate	$7,256	$1,524	21.00%
IMR	11,233	2,359	32.51%
Ceding commission	(15,057)	(3,162)	(43.58)%
Return to provision true up (permanent)	38	8	0.11%
Tax Credits	(1,314)	(276)	(3.80)%
Tax on non-admitted assets	3,171	666	9.18%
DREs	(14,733)	(3,094)	(42.64)%
Nontaxable income	(4,052)	(851)	(11.73)%
Deferred validation	—	—	—%
Subpart F inclusion	7,043	1,479	20.38%
Other permanent adjustments	(519)	(109)	(1.50)%
Total	$(6,934)	$(1,456)	(20.07)%

Federal income taxes incurred		(54,256)	(747.74)%
Realized capital gains (losses) tax		30,685	422.89%
Change in net deferred income taxes		22,115	304.78%
Total statutory income tax expense / (benefit)		$(1,456)	(20.07)%

	December 31, 2023
	Amount	Tax Effect	Effective Rate
Provision computed at statutory rate	$(25,005)	$(5,251)	21.00%
IMR	(66,476)	(13,960)	55.83%
Ceding commission	22,462	4,717	(18.86)%
Return to provision true up (permanent)	(238)	(50)	0.20%
Tax Credits	(42,905)	(9,010)	36.03%
Tax on non-admitted assets	(400)	(83)	0.34%
DREs	924	194	(0.78)%
Nontaxable Income	(981)	(206)	0.82%
Deferred Validation	310	65	(0.26)%
Other Permanent Adjustments	(900)	(188)	0.76%
Total	$(113,210)	$(23,774)	95.08%

Federal income taxes incurred		(36,369)	145.45%
Realized capital gains (losses) tax		3,792	(15.17)%
Change in net deferred income taxes		8,803	(35.21)%
Total statutory income tax expense / (benefit)		$(23,774)	95.08%

At December 31, 2024, the Company has $0 in net operating loss carry-forwards, $0 in foreign tax credit carry-forwards and has $0 of capital loss carry-forwards.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

As a result of tax reform (TCJA), the Company can no longer carry back future net operating losses (capital losses are still eligible for carry back), therefore there are no available taxes for recoupment.

The Company will file in a consolidated life/non-life federal income tax return with its parent, Global Atlantic Limited (Delaware), and its affiliates for the period ending December 31, 2024. The Company is a party to a written agreement, approved by the Company's Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity within the consolidated group.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of its income tax provision. As of December 31, 2024 and 2023, the Company has no amounts accrued for the payment of interest and penalties, which does not include the federal tax benefit of interest deductions, where applicable. The Company had no unrecognized tax benefits as of December 31, 2024 and 2023.

The IRS routinely audits the Company’s federal income tax returns, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. The Company believes that its income tax filing positions and deductions will be sustained on audit, and does not anticipate any adjustments that will result in a material, adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no reasonable estimate can be made for tax loss contingencies and none has been recorded.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2020. The Company has no tax positions for which it believes it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

In June 2007, the Financial Accounting Standard Board (FASB) issued FASB interpretation (FIN) No. 48, According for Uncertainty in Income Taxes (FIN No. 48). The NAIC is still evaluating the applicability of FIN No. 48 to Statutory Financial Reporting. The Company continues to recognize tax benefits and related reserves in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (SSAP No. 5R). The Company believes that its income tax filing positions and deductions will be sustained in audit, and does not anticipate any adjustments that will results in a material, adverse effect on the Company’s financial condition, results of operations, or cash flow. Therefore, no contingent tax liabilities have been recorded pursuant to SSAP No. 5R as modified by SSAP No. 101.

On August 16, 2022, the Inflation Reduction Act (the “IRA”) was signed into law. The IRA enacted a new 15% corporate minimum tax (“CAMT”) on the "adjusted financial statement income" of certain large corporations, which became effective on January 1, 2023. As required under the authoritative guidance of ASC 740, Income Taxes, we reviewed the impact on income taxes due to the change in legislation and concluded there was no material impact to the financial statements for the years ended December 31, 2024 and 2023.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

7.	REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the ceding company retains the assets supporting the reserves while the risk is transferred to the reinsurer.

Effective November 1, 2023, the Company entered into a coinsurance agreement with the Metropolitan Life Insurance Company whereby it assumed universal life and fixed annuity business. The total assumed reserves were $10,254,863. Subsequently the Company entered into retrocession agreements where reserves of $9,485,748 were ceded to an affiliated party and a modified coinsurance treaty with a third-party where the company ceded $3,658,948 of separate account reserves and $356,831 of general account reserves.

Effective April 1, 2023, the Company entered into a coinsurance agreement with Mutual of America Life Insurance Company whereby it assumed payout group annuities. The total assumed reserves were $777,512. Subsequently the Company entered into a retrocession agreement where reserves of $719,199 were ceded to an affiliated party.

The Company cedes on a coinsurance basis 100% of a block of variable annuity and life insurance business to Commonwealth Annuity. At December 31, 2024 and 2023, the Company ceded $27,549 and $29,419, respectively, in reserves pursuant to the aforementioned agreement.

Reinsurance assumed for the years ended December 31, is as follows:

	December 31,
	2024	2023
Coinsurance reserves	16,930,128	17,380,077
Modco reserves assumed	13,547,318	11,866,169

Reinsurance ceded for the years ended December 31, is as follows:

	December 31,
	2024	2023
Deduction from insurance liabilities including reinsurance recoverable on unpaid claims	16,121,973	16,551,907
Reinsurance recoverable on paid losses	18,706	21,267
Modco reserves ceded	12,701,867	11,103,070

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

The effects of reinsurance premiums for the years ended December 31, were as follows:

	December 31,
	2024	2023
Life and accident and health insurance
Direct	$39,350	$44,139
Reinsurance assumed - non - affiliated	260,321	10,196,093
Reinsurance assumed - affiliated	—	—
Less: Reinsurance ceded - non - affiliated	(260,797)	(94,129)
Less: Reinsurance ceded - affiliated	87,156	(9,128,773)
Net premiums	$126,030	$1,017,330

As of December 31, 2024 and 2023 our net reserves pertaining to affiliate activity was ($15,228,821) and ($15,630,346), respectively. As of December 31, 2024 and 2023 our net modco reserves pertaining to affiliate activity was ($5,725,100) and ($4,793,167) respectively.

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by ceding certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on the Company’s review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound. There was no allowance for uncollectible amounts at December 31, 2024 and 2023.

8.	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full life insurance premium for the current policy year has been collected. Gross premiums as represented below are net of reinsurance. Loading is the amount added to premiums to cover operating expenses. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. As of December 31, 2024 and 2023, the Company had deferred and uncollected life insurance premiums (excluding accident and health) as follows:

	Year Ended December 31,
	2024					2023
	Gross	Loading	Net	Non- Admitted	Net Admitted	Gross	Loading	Net	Non- Admitted	Net Admitted
Traditional life	$1,448	$251	$1,699	$(83)	$1,616	$1,634	$474	$2,108	$(289)	$1,819
Total	$1,448	$251	$1,699	$(83)	$1,616	$1,634	$474	$2,108	$(289)	$1,819

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

9.	ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

As December 31, 2024, the Company’s annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2024
	General Account	Separate Account With Guarantee	Separate Account Without Guarantee	Total	% of Total
Subject to discretionary withdrawal
With market value adjustment	$446,694	$—	$—	$446,694	8.0%
At book value less surrender charge of 5% or more	35,678	—	—	35,678	0.6%
At fair value	—	—	20,264	20,264	0.4%
Total with adjustment or at market value	482,372	—	20,264	502,636	9.0%
At book value without adjustment (minimal or no charge or adjustment)	3,726,560	—	—	3,726,560	66.6%
Not subject to discretionary withdrawal	1,363,561	—	347	1,363,908	24.4%
Total (gross)	5,572,493	—	20,611	5,593,104	100.0%
Less: reinsurance ceded	4,567,639	—	—	4,567,639
Total (net)	$1,004,854	$—	$20,611	$1,025,465

Group Annuities:

	General Account	Separate Account With Guarantee	Separate Account Without Guarantee	Total	% of Total
Subject to discretionary withdrawal
With market value adjustment	$—	$116	$—	$116	—%
At book value less surrender charge of 5% or more	1,799	—	—	1,799	0.1%
At fair value	—	—	43,361	43,361	1.3%
Total with adjustment or at market value	1,799	116	43,361	45,276	1.4%
At book value without adjustment (minimal or no charge or adjustment)	2,506,540	—	—	2,506,540	75.0%
Not subject to discretionary withdrawal	788,949	—	706	789,655	23.6%
Total (gross)	3,297,288	116	44,067	3,341,471	100.0%
Less: reinsurance ceded	2,987,207	—	—	2,987,207
Total (net)	$310,081	$116	$44,067	$354,264

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Total Deposit-type Contracts:

	General Account	Separate Account With Guarantee	Separate Account Without Guarantee	Total	% of Total
Subject to discretionary withdrawal
With market value adjustment	$—	$—	$—	$—	—%
At book value less surrender charge of 5% or more	—	—	—	—	—%
At fair value	—	—	3,262	3,262	0.6%
Total with adjustment or at market value	—	—	3,262	3,262	0.6%
At book value without adjustment (minimal or no charge or adjustment)	316,054	—	—	316,054	56.3%
Not subject to discretionary withdrawal	241,816	—	—	241,816	43.1%
Total (gross)	557,870	—	3,262	561,132	100.0%
Less: reinsurance ceded	291,028	—	—	291,028
Total (net)	$266,842	$—	$3,262	$270,104

Reconciliation of total annuity actuarial reserves and deposit fund liabilities amounts:

	Year Ended December 31, 2024
	General Account	Separate Account	Total
Life, accident & health, and supplemental contracts with life contingencies	1,581,777	—	1,581,777
Separate Accounts	—	68,056	68,056
Total annuity actuarial reserves and deposit liabilities	$1,581,777	$68,056	$1,649,833

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

As of December 31, 2024, the Company’s life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2024
	General Account			Separate Account-Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$56,597	$68,132	$—	$—	$—
Universal Life	1,165,494	1,171,767	1,261,768	—	—	—
Universal Life with Secondary Guarantees	1,006,110	971,590	4,456,918	—	—	—
Indexed Universal Life with	101,971	100,722	88,244	—	—	—
Indexed Universal Life with Secondary Guarantees	298,532	294,299	889,981	—	—	—
Other permanent cash value life insurance	—	353,190	369,373	—	—	—
Variable Universal Life	594,154	593,996	448,793	52,086	52,086	49,279
Not subject to discretionary withdrawal or no cash value:
Term Policies without Cash Value	—	—	65,346	—	—	—
Accidental Death Benefits	—	—	335	—	—	—
Disability-Active Lives	—	—	2,085	—	—	—
Disability-Disabled Lives	—	—	3,840	—	—	—
Miscellaneous Reserves	—	—	681,181	—	—	2,998
Total (gross)	3,166,261	3,542,161	8,335,996	52,086	52,086	52,277
Less: reinsurance ceded	2,805,770	3,226,620	7,751,230	—	—	—
Total (net)	$360,491	$315,541	$584,766	$52,086	$52,086	$52,277

Reconciliation of total life & accident & health reserves

	Year Ended December 31, 2024
	General Account	Separate Account without Guarantees	Total
Life insurance reserves	$557,163	$49,279	$606,442
Accidental death benefit reserves	300	—	300
Disability-active lives reserves	161	—	161
Disability-disabled lives reserves	264	—	264
Miscellaneous reserves	26,878	2,998	29,876
Total life and accident & health reserves	584,766	52,277	637,043

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

As December 31, 2023, the Company’s annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2023
	General Account	Separate Account With Guarantee	Separate Account Without Guarantee	Total	% of Total
Subject to discretionary withdrawal
With market value adjustment	$729,444	$—	$—	$729,444	11.8%
At book value less surrender charge of 5% or more	35,580	—	—	35,580	0.6%
At fair value	—	—	18,383	18,383	0.4%
Total with adjustment or at market value	765,024	—	18,383	783,407	12.8%
At book value without adjustment (minimal or no charge or adjustment)	3,897,012	—	—	3,897,012	62.8%
Not subject to discretionary withdrawal	1,513,779	—	349	1,514,128	24.4%
Total (gross)	6,175,815	—	18,732	6,194,547	100.0%
Less: reinsurance ceded	5,232,366	—	—	5,232,366
Total (net)	$943,449	$—	$18,732	$962,181

Group Annuities:

	General Account	Separate Account With Guarantee	Separate Account Without Guarantee	Total	% of Total
Subject to discretionary withdrawal
With market value adjustment	$—	$171	$—	$171	—%
At book value less surrender charge of 5% or more	1,668	—	—	1,668	—%
At fair value	—	—	41,919	41,919	1.2%
Total with adjustment or at market value	1,668	171	41,919	43,758	1.2%
At book value without adjustment (minimal or no charge or adjustment)	2,748,360	—	—	2,748,360	75.7%
Not subject to discretionary withdrawal	838,220	—	744	838,964	23.1%
Total (gross)	3,588,248	171	42,663	3,631,082	100.0%
Less: reinsurance ceded	3,250,859	—	—	3,250,859
Total (net)	$337,389	$171	$42,663	$380,223

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Total Deposit-type Contracts:

	General Account	Separate Account With Guarantee	Separate Account Without Guarantee	Total	% of Total
Subject to discretionary withdrawal
With market value adjustment	$—	$—	$—	$—	—%
At book value less surrender charge of 5% or more	—	—	—	—	—%
At fair value	—	—	3,225	3,225	0.5%
Total with adjustment or at market value	—	—	3,225	3,225	0.5%
At book value without adjustment (minimal or no charge or adjustment)	332,262	—	—	332,262	52.1%
Not subject to discretionary withdrawal	301,745	—	—	301,745	47.4%
Total (gross)	634,007	—	3,225	637,232	100.0%
Less: reinsurance ceded	347,685	—	—	347,685
Total (net)	$286,322	$—	$3,225	$289,547

Reconciliation of total annuity actuarial reserves and deposit fund liabilities amounts:

	Year Ended December 31, 2023
	General Account	Separate Account With Guarantee	Total
Life, accident & health, and supplemental contracts with life contingencies	1,567,160	—	1,567,160
Separate Accounts	—	64,791	64,791
Total annuity actuarial reserves and deposit liabilities	1,567,160	64,791	1,631,951

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

As December 31, 2023, the Company’s life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2023
	General Account			Separate Account-Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$57,951	$68,500	$—	$—	$—
Universal Life	1,224,000	1,228,392	1,244,708	—	—	—
Universal Life with Secondary Guarantees	1,039,548	974,289	4,236,012	—	—	—
Indexed Universal Life with	106,079	104,442	89,546	—	—	—
Indexed Universal Life with Secondary Guarantees	297,538	290,899	860,176	—	—	—
Other permanent cash value life insurance	—	362,145	383,966	—	—	—
Variable Universal Life	595,773	590,506	448,421	47,787	47,787	45,088
Not subject to discretionary withdrawal or no cash value:
Term Policies without Cash Value	—	—	88,588	—	—	—
Accidental Death Benefits	—	—	487	—	—	—
Disability-Active Lives	—	—	2,514	—	—	—
Disability-Disabled Lives	—	—	3,597	—	—	—
Miscellaneous Reserves	—	—	803,701	—	—	2,850
Total (gross)	3,262,938	3,608,624	8,230,216	47,787	47,787	47,938
Less: reinsurance ceded	2,890,300	3,284,052	7,652,941	—	—	—
Total (net)	$372,638	$324,572	$577,275	$47,787	$47,787	$47,938

Reconciliation of total life & accident & health reserves

	Year Ended December 31, 2023
	General Account	Separate Account without Guarantees	Total
Life insurance reserves	$540,375	$45,088	$585,463
Accidental death benefit reserves	326	—	326
Disability-active lives reserves	192	—	192
Disability-disabled lives reserves	238	—	238
Miscellaneous reserves	36,144	2,850	38,994
Total life and accident & health reserves	577,275	47,938	625,213

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

10.	ACCIDENT AND HEALTH POLICY AND CLAIMS LIABILITIES

On January 2, 2009, The Hanover Insurance Group, Inc. (THG) sold all the outstanding shares of capital stock of the Company to Commonwealth Annuity pursuant to a Stock Purchase Agreement entered into on July 30, 2008. Additionally, coincident with the sale transaction, the Company and the Hanover Insurance Company (HIC) entered into a reinsurance contract whereby HIC assumed the Company’s accident and health insurance business through a 100% coinsurance agreement. The Company did not have any policy and claims liabilities related to its accident and health business net of reinsurance at both December 31, 2024 and 2023.

The Company regularly updates its estimates of policy and claims liabilities as new information becomes available and further events occur which may impact the resolution of unsettled claims for its accident and health line of business. Changes in prior estimates are generally reflected in results of operations in the year such changes are determined to be needed.

11.	CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends and other distributions to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Massachusetts statutes, the maximum amount of dividends and other distributions that an insurer may pay in any twelve-month period, without prior approval of the MA DOI, is limited to the greater of the Company’s statutory net gains from operations of the preceding December 31 or 10% of the statutory policyholder’s surplus as of the preceding December 31. Dividends must be paid from unassigned funds. The maximum ordinary dividend the Company can pay in 2025 is $31,104.

On November 15, 2023, the Company received a $160,000 cash contribution from Commonwealth Annuity.

On September 29, 2023, the Company received a $15,000 cash contribution from Commonwealth Annuity.

On April 11, 2023, the Company received a $27,000 cash contribution from Commonwealth Annuity.

The Company’s unassigned surplus was impacted by each item below as follows:

	December 31,
	2024	2023
Unrealized gains (losses)	$(4,274)	$249
Non-admitted asset values	(135,022)	(173,409)
Asset valuation reserves	(63,652)	(39,087)

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

The Company must meet minimum capital and surplus requirements under a RBC formula. RBC is the standard measurement of an insurance company’s required capital on a statutory basis. It is calculated by using a formula that applies factors to various assets, premium, and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company’s capital position in relation to required capital as calculated under the RBC formula. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve plus subsidiary asset valuation reserves, plus 50% of dividends apportioned for payment, plus 50% of subsidiary dividends apportioned for payment, and was $200,593 at December 31, 2024.

12.	RELATED PARTY TRANSACTIONS

Service Agreements

The Company entered into a Services and Expense Agreement with GAFG under which GAFG and affiliates agreed to provide personnel, management services, administrative support, the use of facilities and such other services as the parties may agree to from time to time. The agreement was filed with the MA DOI. The Company recognized $15,502 and $16,753 in intercompany charges for 2024 and 2023, respectively.

On February 1, 2021, the Company entered into an investment management agreement with Kohlberg Kravis Roberts & Co. L.P., a Delaware limited partnership and KKR subsidiary. The Company incurred expenses for this agreement of $35,906 and $17,281 for the years ended December 31, 2024 and 2023, respectively.

The Company has funds withheld agreements with related parties. Net amounts due from affiliates related to funds withheld agreements were $1,145 and $38,447 for the years ended December 31, 2024 and 2023, respectively. Net amounts due to affiliates related to funds withheld agreements were $31,913 and $(5,379) for the years ended December 31, 2024 and 2023, respectively. All intercompany balances related to funds withheld agreements are settled in the subsequent quarter.

The Company has agreements with affiliated parties to receive and pay certain fee income and expenses related to policyholder administration. Net income related to these agreements was $25,306 and $12,692 for the years ended December 31, 2024 and 2023, respectively, and net amounts receivable were $8,586 and $2,231 at December 31, 2024 and 2023, respectively.

Payable to/Receivable from Affiliates

The Company reported a net payable to related parties of $1,035 and $6,054 for the years ended December 31, 2024 and 2023 respectively. All intercompany balances shown as payable to or from parent, subsidiaries and affiliates are settled within 30 days of their incurrence under the terms of the intercompany expense sharing agreements.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

The Company and certain subsidiaries and affiliates are part of an intercompany borrowing arrangement whereby companies may borrow from one another on a short-term basis for various purposes.

Affiliated Investments

In 2022, the NAIC clarified that certain investments which are originated, sponsored or managed by affiliated entities shall be reported as affiliated investments even if the underlying assets are unrelated third party investments with no credit exposure to affiliates. The Company holds investments of this type, which are included in invested assets balances as follows:

	2024	2023
Bonds	1,442,028	241,831
Mortgages	978,946	144,955
Common stocks	—	—
Other invested assets	116,837	16,872
	$2,537,811	$403,658

13.	COMMITMENTS AND CONTINGENCIES

Litigation

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business.

Given the inherent difficulty of predicting the outcome of the Company’s litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses, or ranges of losses, for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

In connection with the process of converting over 500,000 in-force life insurance policies (representing policies for both the Company and Accordia) from systems managed by Athene Holdings Limited to the platform of one of our third party service providers DXC (the Conversion), the Company and Accordia expect to incur a variety of litigation-related costs. On June 28, 2018 a subsidiary of Athene and FAFLIC entered into a consent order with the New York State Department of Financial Services, or “NYSDFS,” relating to the NYSDFS’ market conduct examination findings that related primarily to disruptions in servicing caused by the Conversion. Pursuant to the consent order, Athene paid the NYSDFS a fine of $15,000 and will also take corrective actions and provide remediation to policyholders impacted by the Conversion. The agreements between the Company, Commonwealth Annuity and Athene provide indemnities to Athene, including for fines and penalties resulting from violations of law. Commonwealth Annuity has reimbursed Athene an amount equal to the NYSDFS fine in July, 2018. As of December 31, 2023 the Company no longer holds reserves for costs related to certain aspects of the corrective actions agreed under the consent order.

In connection with a cybersecurity incident on May 29, 2023, related to services provided to several companies by Pension Benefits Information LLC, and its use of MOVEit software (“PBI/MOVEit Incident”), The Global Atlantic Financial Group LLC or some of its affiliates have received a total of five putative class action complaints alleging failure to properly secure and safeguard customers’ sensitive information. Four cases originated in United States District Court for the Southern District of New York: Clancy, Michael v. The Global Atlantic Financial Group LLC (1:23-cv-07975) filed September 8, 2023, Guzman, Marcelina v. The Global Atlantic Financial Group LLC (1:23-cv-08150) filed September 14, 2023, and Hendrix, Eudoice v. Global Atlantic Financial Company, Accordia Life and Annuity Company, Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and Forethought Life Insurance Company (1:23-cv-08058) filed September 12, 2023, and Bernstein, Michael v. The Global Atlantic Financial Group LLC (1:23-cv-9868) filed in New York state court September 15, 2023. A fifth case was filed in the United States District Court for the Southern District of Indiana, but subsequently was voluntarily dismissed: Hansa v. Forethought Life Insurance Company, Global Atlantic Insurance Network LLC, and The Global Atlantic Financial Group LLC (1:23-cv-01549) filed August 28, 2023. The Company itself is currently a party only in the Hendrix case. A judicial panel consolidated certain PBI/MOVEit Incident-related litigation in an MDL and transferred the cases to the District of Massachusetts, before Judge Allison Burroughs. This order applies to all matters against The Global Atlantic Financial Group LLC and its affiliates.

However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on its financial position or results of operations.

Assessments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Commitments

The Company has an operational servicing agreement with a third party administrator for contract / policy administration of the Company’s traditional life business. Additionally, there is a professional services agreement to manage certain aspects of the Company’s reinsurance portfolio. As of December 31, 2024 the purchase commitments related to the agreement with the third party administrator were as follows:

2025	$1,580
2026	1,512
2027	856
2028	98
2029	86
2030 and thereafter	75
Total	$4,207

The Company invests in certain joint ventures, limited liability companies (LLCs) and partnerships, and in some cases makes a commitment for additional investment up to a maximum invested amount.

The Company has funding commitments subsequent to December 31, 2024 for the following:

Commercial Mortgage Loans and Other Lending Facilities	$363,397
Limited Partnerships and LLC's	$4,489
Collateral Loans	$18,345

14.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2024 through April 8, 2024, the date that these financial statements were available to be issued, and determined that there are no Type – I Recognized, or Type – II, Non Recognized events.

15.	COMPOSITION OF OTHER ASSETS, LIABILITIES AND EXPENSES

Other assets consist of the following:

	December 31,
	2024	2023
Pension annuity contract	$—	$(1)
Miscellaneous receivables	5,915	15,666
Admitted disallowed IMR	9,514	—
Unfunded commit accounts receivable	187	—
Guaranty funds receivable or on deposit	49	34
Total other assets	$15,665	$15,699

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

The percentage of total net negative (disallowed) IMR admitted in General Account or recognized in Separate Account to adjusted capital and surplus is 10%.

Other liabilities consist of the following:

	December 31,
	2024	2023
Remittances and items not allocated	$17,182	$15,786
Payable for securities	—	683
Miscellaneous liabilities	581	817
Tax liabilities	631	(483)
Policyholder liabilities	950	941
Total other liabilities	$19,344	$17,744

Other expenses consist of the following:

	December 31,
	2024	2023
Captive financing fee	1,838	1,775
Total other expenses	$1,838	$1,775

16. SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for variable annuity and variable life transactions. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company’s separate account statement includes legally insulated assets of $121,401 and $113,751 as of December 31, 2024 and 2023, respectively. The assets legally insulated from the general account as of December 31, 2024 are attributed to the following products/transactions:

Product/Transaction	Legally Insulated Assets	(Not Legally Insulated)
Variable annuities	$69,139	$—
Variable life insurance products	52,262	—
Total	$121,401	$—

Separate account~~s~~ assets held by the Company generally relate to variable annuities or life insurance of a non-guaranteed return nature. The net investment return of the separate account is credited directly to the policyholder and can be positive or negative. The variable annuities generally provide a minimum guaranteed death benefit, the nature of which has varied over time. In 1996, the company began offering a minimum guaranteed death benefit which is adjusted annually to the current account value. The maximum amount associated with death benefit guarantees for 2024 was $1,534 with associated risk charges paid by the separate account to compensate for these risks of $0.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

The maximum amount associated with death benefit guarantees for 2023 was $2,451 with associated risk charges paid by the separate account to compensate for these risks of $0.

The maximum amount associated with death benefit guarantees for 2022 was $10,140 with associated risk charges paid by the separate account to compensate for these risks of $0.

The maximum amount associated with death benefit guarantees for 2021 was $2,365 with associated risk charges paid by the separate account to compensate for these risks of $1.

The maximum amount associated with death benefit guarantees for 2020 was $2,451 with associated risk charges paid by the separate account to compensate for these risks of $1

Information regarding the Separate Accounts of the Company as of December 31, 2024 is as follows:

2024	Indexed	Non-Indexed Guarantee Less than / equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$—	$—	$—	$1,643	$1,643

Reserves
For accounts with assets at:
Fair value	—	116	—	116,956	117,072

By withdrawal characteristics
With MV adjustment	—	116	—	—	116
At fair value	—	—	—	115,903	115,903

Not subject to discretionary withdrawal	—	—	—	1,053	1,053

Total	$—	$116	$—	$116,956	$117,072

Reconciliation of net transfers to / (from) separate accounts as reported in the statements of operations for the year ended December 31, 2024 is as follows:

Transfers to separate accounts	$1,643
Transfers from separate accounts	10,226
Net transfers to/(from) separate accounts	(8,583)
Reconciling adjustments:	296
Administration and policy fees	(2,564)
Matured deferred contracts	(232)
Reinsurance	11,426
Transfers as reported in the statements of operations	$343

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

Information regarding the Separate Accounts of the Company as of December 31, 2023 is as follows:

2023	Indexed	Non-Indexed Guarantee Less than / equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$—	$—	$—	$1,526	$1,526

Reserves
For accounts with assets at:
Fair value	—	171	—	109,333	109,504

By withdrawal characteristics
With MV adjustment	—	171	—	—	171
At fair value	—	—	—	108,310	108,310

Not subject to discretionary withdrawal	—	—	—	1,022	1,022

Total	$—	$171	$—	$109,332	$109,503

Reconciliation of net transfers to / (from) separate accounts as reported in the statements of operations for the year ended December 31, 2023 is as follows:

Transfers to separate accounts	$1,526
Transfers from separate accounts	6,375
Net transfers to/(from) separate accounts	(4,849)
Reconciling adjustments:	(323)
Administration and policy fees	(2,626)
Matured deferred contracts	(9,801)
Reinsurance	5,738
Transfers as reported in the statements of operations	$(11,861)

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

17. CLOSED BLOCK

Effective December 1, 2015, and following the approval of the MADOI, the Company entered into a coinsurance agreement with Ameritas Life Insurance Corp whereby it ceded substantially all of its closed block of business. The closed block consists of individual whole life insurance participating policies, term life policies and individual deferred annuity contracts which were inforce as of October 16, 1995. As a result of the transaction, the Company ceded $571,400 policyholder liabilities, and transferred associated assets.

The table below presents financial schedule for the closed block, prior to the impact of reinsurance at December 31, 2024 and 2023.

Summarized financial information of the Closed Block for the years ended December 31, was as follows:

BALANCE SHEET	2024	2023
Assets:
Bonds, at amortized cost	$347,907	$355,512
Cash & short-term investments	10,049	12,903
Policy loans	51,654	49,937
Investment income due & accrued	6,265	6,258
Premiums deferred and uncollected	1,153	1,284
Aggregate write-ins for other than invested assets	8,177	6,122
Current federal & foreign income tax recoverable	2,507	3,514
Total admitted assets	$427,712	$435,530

Liabilities:
Policy liabilities & accruals	$437,572	$449,956
Other liabilities	4,533	4,604
Total liabilities	$442,105	$454,560

INCOME STATEMENT	2024	2023
Revenues:
Premiums and other considerations	$8,607	$9,403
Net investment income	22,515	22,357
Realized gains	(1,216)	—
Total revenue	$29,906	$31,760

Benefits & expenses:
Policy benefits	$24,288	$28,175
Operating & selling expenses	(27)	(50)
Taxes, excluding capital gains tax	1,007	(172)
Total benefits & expenses	$25,268	$27,953

Closed Block Net Income	$4,638	$3,807

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

CASH FLOWS	2024	2023
Cash from Operations:
Premiums & annuity considerations	$8,768	$9,478
Net investment income	22,702	23,422
Claims, surrenders & other benefits	(28,571)	(37,353)
Commissions & expenses paid	—	—
Dividends to policyholders	(6,892)	(7,360)
Federal income taxes	—	—
Net cash used in operations	$(3,993)	$(11,813)

Cash from Investments:
Proceeds from investments sold, matured or repaid
Bonds	$33,130	$19,137

Cost of investments acquired
Bonds	(26,935)	—

Net decrease in policy loans	(1,717)	1,720
Net decrease in receivable for securities	—	—
Net cash (used in) / provided by investments	$4,478	$20,857

Cash from Financing & Other Sources:
Net deposits on deposit type contracts & other liabilities	$(1,213)	$(1,278)
Other cash applied	(2,126)	(1,054)
Net cash (used in) / provided by financing and other sources	$(3,339)	$(2,332)

Cash and Short Term Investments
Net Change in cash and short term investments	$(2,854)	$6,712
Beginning of the year	12,903	6,191
End of the year	$10,049	$12,903

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2024 and 2023

(Dollars in thousands)

18. RECONCILIATION TO ANNUAL STATEMENT

Subsequent to the filing of the annual statement in February 2024 and prior to the issuance of the Company's audited financial statements for the year ended December 31, 2023, the Company identified a reinsurance receivable and payable presentation correction which effectively increased receivable and payable balances on the balance sheet with no impact on surplus which differs from the annual statement as noted below.

A summary reconciliation of the Annual Statement balances to the audited financial statements is as follows:

	Capital and Surplus	Net Income (Loss)	Admitted Assets	Liabilities
As reported in the 2023 statutory annual statement	$135,372	$7,572	$15,651,384	$15,516,012

2023 Adjustments:
Reinsurance recoverable/payable reclass	—	—	93,328	93,328
As reported in the 2023 audited financial statement	$135,372	$7,572	$15,744,712	$15,609,340

SUPPLEMENTAL INFORMATION

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2024

(Dollars in thousands)

Investment Income Earned
U.S. government bonds	$62,478
Other bonds (unaffiliated)	468,822
Bonds of affiliates	—
Preferred stock	55,183
Mortgage loans	186,622
Premium notes, policy loans and liens	32,454
Cash and short term-investments	34,926
Other invested assets	15,878
Miscellaneous income	767
Derivative instruments	603
Gross investment income	$857,733

Other long term assets–statement value	$253,491

Bonds and Short-Term Investments by Maturity and Class by Maturity (weighted based on future cash flows) - Statement Value
Due within one year or less	$369,506
Over 1 year through 5 years	1,852,553
Over 5 years through 10 years	714,583
Over 10 years through 20 years	1,306,338
Over 20 years	4,805,180
Total by Maturity	$9,048,160

by Class - Statement Value
Class 1	$5,748,602
Class 2	2,968,418
Class 3	220,516
Class 4	74,790
Class 5	34,597
Class 6	1,237
Total by Class	$9,048,160

Total Publicly Traded	$4,834,298
Total Privately Traded	4,213,862
Total	$9,048,160

Mortgage loans on real estate (book value including nonadmitted portion):
Commercial mortgages	$2,467,304
Residential mortgages	1,230,727
Total	$3,698,031

Mortgage loans on real estate by standing (book value);
Good standing	$3,685,235
Good standing with restructured terms	—
With overdue interest over 90 days	7,361
In process of foreclosure	5,435
Total	$3,698,031

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2024

(Dollars in thousands)

Collateral loans	$133,746

Common stocks - statement value	$5,000

Collar, swap and forward agreements open - statement value	$—

Short-term investments - book value	$26,395
Cash equivalents	478,848
Cash on deposit	14,225
Total	$519,468

Life insurance in force
Ordinary life	$1,881,540
Group life	10,052
$1,891,592

Amount of accidental death insurance in force under ordinary policies	$2,648,387

Life insurance policies with disability provisions in force
Ordinary life	$748,927
Group life	3,395
$752,322
Supplementary contracts in force
Ordinary - involving life contingencies
Amount on deposit	$—
Amount of income payable	8,646

Ordinary - not involving life contingencies
Amount on deposit	$18,075
Amount of income payable	3,625

Group - involving life contingencies
Amount on deposit	$—
Amount of income payable	152

Group - not involving life contingencies
Amount on deposit	$—
Amount of income payable	—

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2024

(Dollars in thousands)

Annuities:
Ordinary
Immediate - amount of income payable	$5,545
Deferred - fully paid account balance	872,620
Deferred - not fully paid account balance	—

Group
Immediate - amount of income payable	$18,760
Deferred - fully paid account balance	186,939
Deferred - not fully paid account balance	—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$246,741
Dividend accumulations - account balance	729

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Selected Statutory Basis Financial Data

December 31, 2024

(Dollars in thousands)

Investment Risk Interrogatories

1.	The Company’s admitted assets as reported in the statutory basis statements of admitted assets, liabilities and capital and surplus is $15,040,289 at December 31, 2024.

2.	The 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, US Government agency securities and those U.S government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, (ii) property occupied by the Company and (iii) policy loans:

Investment Category	Issuer		Amount	Percentage of Total Admitted Assets
Bonds/Mortgages	2.01	Project Catalyst	$426,940	2.8%
Bonds/Other Invested Assets	2.02	JGBY 2024-1	221,299	1.5%
Bonds	2.03	CRTBS 2024-1 LLC	205,227	1.4%
Bonds	2.04	INTEL CORP	203,476	1.4%
Bonds/Mortgages	2.05	Hatteras MOB Portfolio	178,610	1.2%
Bonds/Other Invested Assets	2.06	Blue Eagle 2022-1D LLC	141,994	0.9%
Bonds/Other Invested Assets	2.07	JAYP 2020-1A	141,786	0.9%
Bonds/Other Invested Assets	2.08	PICO 2020-1B	140,183	0.9%
Other Invested Assets	2.09	AGAMERICA LENDING LLC	104,643	0.7%
Mortgages	2.10	LBA Fund IX Strategic Logistic	101,377	0.7%

3.	The amount and percentage of the Company’s total admitted assets held in bonds, short-term investments and cash equivalents, and by NAIC rating is as follows:

NAIC Rating		Amount	Percentage of Total Admitted Assets
3.01	NAIC-1	$5,748,602	38.2%
3.02	NAIC-2	2,968,418	19.7%
3.03	NAIC-3	220,516	1.5%
3.04	NAIC-4	74,790	0.5%
3.05	NAIC-5	34,597	0.2%
3.06	NAIC-6	1,237	—%
		$9,048,160	60.1%

4.	Assets held in foreign investments are as follows:

		Amount	Percentage of Total Admitted Assets
4.02	Total admitted assets held in foreign investments	$1,193,691	7.9%
4.03	Foreign-currency-denominated investments	109,955	0.7%
4.04	Insurance linked liabilities denominated in that same foreign currency	—	—%

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Investment Risk Interrogatories

December 31, 2024

(Dollars in thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
5.01	Countries rated NAIC-1	$1,186,969	7.9%
5.02	Countries rated NAIC-2	2,000	0.0%
5.03	Countries rated NAIC-3 or less	4,722	0.0%
		$1,193,691	7.9%

6.	Largest foreign investment exposure to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
Countries rated NAIC-1
6.01	Cayman Islands	$429,419	2.9%
6.02	United Kingdom	213,234	1.4%
Countries rated NAIC-2
6.03	Panama	2,000	0.0%
Countries rated NAIC-3
6.04	Liberia	4,722	0.0%
		$649,375	4.3%

7-9.	Assets held in unhedged foreign currency exposure are less than 2.5% of the Company’s total admitted assets.

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer		NAIC Rating	Amount	Percentage of Total Admitted Assets
10.01	WALR 2019-1	1, 2, 3 & NR	$89,989	0.6%
10.02	VODAFONE GROUP PLC	2	80,499	0.5%
10.03	HITR 5A	1	71,443	0.5%
10.04	Garbe	CM2	58,516	0.4%
10.05	Wallaby (Mileway)	CM2	51,439	0.3%
10.06	CREDIT AGRICOLE SA	2	41,516	0.3%
10.07	LLOYDS BANKING GROUP PLC	2	41,115	0.3%
10.08	BPCE SA	1	27,075	0.2%
10.09	RIO TINTO FIN USA PLC	1	25,227	0.2%
10.10	CSL FINANCE PLC	1	24,576	0.2%
			$511,395	3.5%

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Investment Risk Interrogatories

December 31, 2024

(Dollars in thousands)

11.	Assets held in Canadian investments are as follows:

11.02	Total admitted assets held in Canadian investments	110,365	0.73%
11.03	Canadian currency-denominated investments
11.04	Canadian-denominated insurance liabilities
11.05	Unhedged Canadian currency exposure

12.	Assets held in investments with contractual sales restrictions are less than 2.5% of the Company’s total admitted assets.

13.	Assets held in equity interests are less than 2.5% of the Company’s total admitted assets.

14.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company’s total admitted assets.

15.	Assets held in general partnership interests are less than 2.5% of the Company’s total admitted assets.

16.	With respect to mortgage loans reported in Schedule B, the Company’s ten largest aggregate mortgage interests are as follows: The aggregate mortgage interest represents the combined value of all mortgages secured by the same group of properties:

Type		Amount	Percentage of Total Admitted Assets
16.01	Commercial	163,306	1.09%
16.02	Commercial	101,377	0.67%
16.03	Commercial	98,316	0.65%
16.04	Commercial	90,693	0.60%
16.05	Commercial	87,520	0.58%
16.06	Commercial	84,394	0.56%
16.07	Commercial	83,092	0.55%
16.08	Commercial	81,826	0.54%
16.09	Commercial	76,701	0.51%
16.10	Commercial	74,270	0.49%

Amounts and percentages of the Company’s total admitted assets held in the following categories of mortgage loans:

		Amount	Percentage of Total Admitted Assets
16.11	Construction loans	—	—%
16.12	Mortgage loans over 90 days past due	7,361	0.05%
16.13	Mortgage loans in the process of foreclosure	5,435	0.04%
16.14	Mortgage loans foreclosed	—	—%
16.15	Restructured mortgage loans	—	—%

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Investment Risk Interrogatories

December 31, 2024

(Dollars in thousands)

17.	Aggregate mortgage loans have the following loan-to-value ratios as determined for the most current appraisal as of the statement date:

		Residential		Commercial		Agricultural
Loan to Value		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
17.01	above 95%	$21,131	0.14%	$860,782	5.72%	$—	—%
17.02	91 to 95%	2,079	0.01%	—	—%	—	—%
17.03	81 to 90%	43,088	0.29%	—	—%	—	—%
17.04	71 to 80%	472,791	3.14%	51,645	0.34%	—	—%
17.05	below 70%	691,637	4.60%	1,554,876	10.34%	—	—%
		1,230,726	8.18%	2,467,303	16.40%	—	—%

18.	Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5% of the Company’s total admitted assets.

19.	Assets held in mezzanine real estate loans are more than 2.5% of the Company’s total admitted assets.

20.	The Company did not have any securities lending, repurchase, reverse repurchase, dollar repurchase and dollar reverse repurchase agreements.

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants attached to other financial instruments, options, caps and floors:

		Owned		Written
		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
21.01	Hedging	$—	0%	$—	0%
21.02	Income generation	—	0%	—	0%
21.03	Other	—	0%	—	0%

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps and forwards:

At End of Each Quarter
		1st Quarter	2nd Quarter	3rd Quarter
22.01	Hedging	$263	$6,357	$7,207
22.02	Income generation	—	—	—
22.03	Replications	—	—	—
22.04	Other	—	—	—

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Investment Risk Interrogatories

December 31, 2024

(Dollars in thousands)

23.	Amounts and percentages of the reporting entity's total admitted assets of potential exposure for future contracts:

		At Year End		At End of Each Quarter
		1	2	1st Quarter	2nd Quarter	3rd Quarter
23.01	Hedging	$29	—%	$11	$11	$29
23.02	Income generation	—	—%	—	—	—
23.03	Replications	—	—%	—	—	—
23.04	Other	—	—%	—	—	—

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Summary Investment Schedule
December 31, 2024

(Dollars in thousands)

Summary Investment Schedule			Admitted Assets as Reported in
	Gross Investment Holdings*		the Annual Statement
Investment Categories	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
Long Term Bonds:
U.S. governments	816,335	5.80%	816,335	5.80%
All other governments	62,156	0.44%	62,156	0.44%
U.S. states, territories and possessions, etc. guaranteed	40,681	0.29%	40,681	0.29%
U.S. political subdivisions of states, territories, and possessions, guaranteed	27,233	0.19%	27,233	0.19%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	275,111	1.95%	275,111	1.95%
Industrial and miscellaneous	6,330,474	44.97%	6,330,474	44.97%
Hybrid securities	35,577	0.25%	35,577	0.25%
Parent, subsidiaries and affiliates	1,442,028	10.24%	1,442,028	10.24%
Total long-term bonds	9,029,595	64.13%	9,029,595	64.13%
Preferred Stocks:
Total preferred stocks	—	—%	—	—%
Common Stocks:
Industrial and miscellaneous Other (Unaffiliated)	5,000	0.04%	5,000	0.04%
Total common stocks	5,000	0.04%	5,000	0.04%
Mortgage Loans:
Residential mortgages	1,230,727	8.74%	1,230,727	8.74%
Commercial mortgages	2,022,029	14.36%	2,022,029	14.36%
Mezzanine real estate loans	445,275	3.16%	445,275	3.16%
Total mortgage loans	3,698,031	26.26%	3,698,031	26.27%
Real Estate:
Total real estate	—	—%	—	—%
Cash	14,225	0.10%	14,225	0.10%
Cash equivalents	478,847	3.40%	478,847	3.40%
Short-term investments	26,395	0.19%	26,395	0.19%
Contract loans	553,662	3.93%	551,782	3.92%
Derivatives	21,106	0.15%	21,106	0.15%
Other invested assets	251,319	1.78%	251,319	1.79%
Receivables for securities	2,171	0.02%	2,171	0.02%
Total invested assets	14,080,353	100.00%	14,078,473	100.00%

* Gross investment holdings as valued in compliance with the NAIC Accounting Practices and Procedures Manual

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Summary Investment Schedule

December 31, 2024

(Dollars in thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☒ No ☐

If yes, indicate the number of reinsurance contracts to which such provisions apply: _____1_____

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☒ No ☐ N/A ☐

2.	Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☒ No ☐

If yes, indicate the number of reinsurance contracts to which such provisions apply: _____1_____

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

3.	Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses to be made less frequently than quarterly;
b.	Provisions that permit settlements to be made less frequently than quarterly;
c.	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Reinsurance Disclosures

December 31, 2024

(Dollars in thousands)

d.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

e.

Yes ☐ No ☒

4.	Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.	Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

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